UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22733

John Hancock Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer
200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2019

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Multifactor ETFs

Quarterly portfolio holdings 1/31/19

Funds' investments
MULTIFACTOR CONSUMER DISCRETIONARY ETF

As of 1-31-19 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$35,751,233
(Cost $35,282,094)
Communication services – 19.8%		7,074,593
Entertainment – 8.7%
Cinemark Holdings, Inc.	2,691	110,116
Liberty Media Corp.-Liberty Formula One, Series A (A)(B)	382	11,689
Liberty Media Corp.-Liberty Formula One, Series C (A)	3,787	118,798
Lions Gate Entertainment Corp., Class A	985	18,094
Lions Gate Entertainment Corp., Class B	1,974	34,604
Live Nation Entertainment, Inc. (A)	2,974	159,139
Netflix, Inc. (A)	1,691	574,095
The Madison Square Garden Company, Class A (A)	409	113,661
The Walt Disney Company	10,612	1,183,450
Twenty-First Century Fox, Inc., Class A	6,576	324,263
Twenty-First Century Fox, Inc., Class B	3,032	148,750
Viacom, Inc., Class A (B)	181	6,206
Viacom, Inc., Class B	9,248	272,076
World Wrestling Entertainment, Inc., Class A	526	43,311
Interactive media and services – 0.3%
TripAdvisor, Inc. (A)	1,940	111,317
Media – 10.8%
Cable One, Inc.	111	98,162
CBS Corp., Class B	9,236	456,813
Charter Communications, Inc., Class A (A)	1,379	456,518
Comcast Corp., Class A	37,157	1,358,831
Discovery, Inc., Series A (A)	4,175	118,487
Discovery, Inc., Series C (A)	4,851	129,279
DISH Network Corp., Class A (A)	3,886	119,184
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	2,457	97,739
News Corp., Class A	7,697	98,753
News Corp., Class B	2,561	33,114
Omnicom Group, Inc.	7,149	556,764
Sirius XM Holdings, Inc. (B)	17,695	103,162
The Interpublic Group of Companies, Inc.	9,592	218,218
Consumer discretionary – 80.2%		28,676,640
Auto components – 4.5%
Adient PLC	1,778	35,098
Aptiv PLC	7,438	588,569
Autoliv, Inc. (B)	2,131	170,160
BorgWarner, Inc.	4,902	200,492
Gentex Corp.	6,475	137,141
Lear Corp.	1,853	285,232
The Goodyear Tire & Rubber Company	6,751	143,054
Veoneer, Inc. (A)(B)	1,735	51,720
Automobiles – 4.2%
Ford Motor Company	41,754	367,435
General Motors Company	17,839	696,078
MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Automobiles (continued)
Harley-Davidson, Inc.	4,466	$164,617
Tesla, Inc. (A)(B)	650	199,563
Thor Industries, Inc.	1,209	78,730
Distributors – 1.8%
Genuine Parts Company	3,151	314,533
LKQ Corp. (A)	6,254	163,980
Pool Corp.	972	145,713
Diversified consumer services – 2.0%
Bright Horizons Family Solutions, Inc. (A)	1,031	119,379
frontdoor, Inc. (A)	1,618	48,087
Grand Canyon Education, Inc. (A)	853	79,278
H&R Block, Inc.	5,574	131,491
Service Corp. International	4,818	206,789
ServiceMaster Global Holdings, Inc. (A)	3,218	125,470
Weight Watchers International, Inc. (A)	581	18,592
Hotels, restaurants and leisure – 18.4%
Aramark	6,196	204,158
Boyd Gaming Corp.	1,356	37,046
Caesars Entertainment Corp. (A)(B)	1,678	15,337
Carnival Corp.	4,220	242,988
Chipotle Mexican Grill, Inc. (A)	437	231,440
Choice Hotels International, Inc. (B)	560	44,330
Darden Restaurants, Inc.	2,662	279,324
Domino's Pizza, Inc.	756	214,500
Dunkin' Brands Group, Inc.	1,838	125,701
Hilton Worldwide Holdings, Inc.	5,825	433,846
Hyatt Hotels Corp., Class A	858	59,983
International Game Technology PLC	2,296	37,563
Las Vegas Sands Corp.	5,574	325,299
Marriott International, Inc., Class A	4,041	462,816
McDonald's Corp.	4,171	745,691
MGM Resorts International	10,477	308,443
Norwegian Cruise Line Holdings, Ltd. (A)	3,847	197,851
Planet Fitness, Inc., Class A (A)	1,210	70,083
Royal Caribbean Cruises, Ltd.	3,326	399,275
Six Flags Entertainment Corp.	1,542	94,972
Starbucks Corp.	11,726	799,010
Texas Roadhouse, Inc.	1,396	84,933
The Wendy's Company	3,787	65,591
Vail Resorts, Inc.	738	138,936
Wyndham Destinations, Inc.	2,348	98,945
Wyndham Hotels & Resorts, Inc.	2,637	129,450
Wynn Resorts, Ltd.	2,079	255,738
Yum! Brands, Inc.	4,966	466,705
Household durables – 4.9%
D.R. Horton, Inc.	7,210	277,225
Leggett & Platt, Inc. (B)	3,193	130,785
Lennar Corp., A Shares	5,438	257,870
Lennar Corp., B Shares	284	10,826
2	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Household durables (continued)
Mohawk Industries, Inc. (A)	1,178	$151,715
Newell Brands, Inc.	8,771	186,033
NVR, Inc. (A)	84	223,440
PulteGroup, Inc.	5,885	163,662
Roku, Inc. (A)(B)	571	25,666
Toll Brothers, Inc.	2,915	107,680
Whirlpool Corp.	1,666	221,595
Internet and direct marketing retail – 8.7%
Amazon.com, Inc. (A)	1,138	1,955,915
Booking Holdings, Inc. (A)	344	630,487
Expedia Group, Inc.	2,098	250,187
Qurate Retail, Inc. (A)	9,372	203,841
Wayfair, Inc., Class A (A)(B)	596	65,238
Leisure products – 1.5%
Brunswick Corp.	1,902	95,709
Hasbro, Inc.	2,575	233,192
Mattel, Inc. (A)(B)	6,230	73,763
Polaris Industries, Inc.	1,536	128,840
Multiline retail – 7.1%
Dollar General Corp.	6,097	703,777
Dollar Tree, Inc. (A)	5,681	550,091
Kohl's Corp.	4,778	328,201
Macy's, Inc.	8,522	224,129
Nordstrom, Inc.	3,409	158,212
Ollie's Bargain Outlet Holdings, Inc. (A)	839	65,585
Target Corp.	6,750	492,750
Specialty retail – 20.1%
Advance Auto Parts, Inc.	1,449	230,681
American Eagle Outfitters, Inc.	3,272	69,105
AutoNation, Inc. (A)	1,733	67,154
AutoZone, Inc. (A)	420	355,883
Best Buy Company, Inc.	7,851	465,093
Burlington Stores, Inc. (A)	1,355	232,667
CarMax, Inc. (A)	4,246	249,580
Carvana Company (A)	295	10,959
Five Below, Inc. (A)	955	118,162
Foot Locker, Inc.	3,147	175,886
L Brands, Inc.	3,598	100,168
Lowe's Companies, Inc.	7,574	728,316
O'Reilly Automotive, Inc. (A)	1,749	602,810
Penske Automotive Group, Inc.	817	38,301
Ross Stores, Inc.	5,677	522,965
The Gap, Inc.	6,615	168,286
The Home Depot, Inc.	7,719	1,416,668
The TJX Companies, Inc.	12,451	619,188
Tiffany & Company	2,293	203,458
Tractor Supply Company	3,072	262,349
Ulta Beauty, Inc. (A)	1,400	408,688
Urban Outfitters, Inc. (A)	1,211	39,115
MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
Williams-Sonoma, Inc. (B)	2,202	$119,855
Textiles, apparel and luxury goods – 7.0%
Capri Holdings, Ltd. (A)	3,857	163,845
Carter's, Inc.	1,163	96,413
Columbia Sportswear Company	558	49,768
Hanesbrands, Inc.	9,488	142,225
Lululemon Athletica, Inc. (A)	1,737	256,746
NIKE, Inc., Class B	9,372	767,379
PVH Corp.	1,554	169,557
Ralph Lauren Corp.	1,329	154,350
Skechers U.S.A., Inc., Class A (A)	2,665	72,408
Tapestry, Inc.	5,612	217,241
Under Armour, Inc., Class A (A)(B)	3,165	65,642
Under Armour, Inc., Class C (A)	3,205	60,703
VF Corp.	3,534	297,457

SECURITIES LENDING COLLATERAL – 2.2%		$783,844
(Cost $783,644)
John Hancock Collateral Trust, 2.5450% (C)(D)	78,332	783,844

SHORT-TERM INVESTMENTS – 0.2%		$83,604
(Cost $83,604)
Money market funds – 0.2%		83,604
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3198% (C)	83,604	83,604
Total investments (Multifactor Consumer Discretionary ETF) (Cost $36,149,342) 102.4%		$36,618,681
Other assets and liabilities, net (2.4%)		(842,501)
Total net assets 100.0%		$35,776,180

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-19. The value of securities on loan amounted to $763,694.
(C)	The rate shown is the annualized seven-day yield as of 1-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR CONSUMER STAPLES ETF

As of 1-31-19 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$24,968,170
(Cost $26,007,658)
Consumer staples – 100.0%		24,968,170
Beverages – 19.8%
Brown-Forman Corp., Class A	2,481	116,681
Brown-Forman Corp., Class B	8,075	381,544
Constellation Brands, Inc., Class A	2,447	424,946
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	3

MULTIFACTOR CONSUMER STAPLES ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Beverages (continued)
Keurig Dr. Pepper, Inc.	3,013	$82,014
Molson Coors Brewing Company, Class B	5,545	369,352
Monster Beverage Corp. (A)	5,183	296,675
National Beverage Corp. (B)	363	30,434
PepsiCo, Inc.	13,841	1,559,465
The Coca-Cola Company	34,784	1,674,154
Food and staples retailing – 22.3%
Casey's General Stores, Inc.	1,591	204,730
Costco Wholesale Corp.	5,083	1,090,964
Sysco Corp.	7,771	496,178
The Kroger Company	45,871	1,299,525
US Foods Holding Corp. (A)	8,557	288,542
Walgreens Boots Alliance, Inc.	8,839	638,706
Walmart, Inc.	16,173	1,549,859
Food products – 29.0%
Archer-Daniels-Midland Company	17,601	790,285
Bunge, Ltd.	4,435	244,235
Campbell Soup Company (B)	6,319	223,882
Conagra Brands, Inc.	15,829	342,540
Flowers Foods, Inc.	6,137	120,653
General Mills, Inc.	20,261	900,399
Hormel Foods Corp.	8,337	352,822
Ingredion, Inc.	2,659	263,241
Kellogg Company	9,950	587,150
Lamb Weston Holdings, Inc.	3,592	259,702
Lancaster Colony Corp.	662	105,304
McCormick & Company, Inc.	3,031	374,753
Mondelez International, Inc., Class A	15,327	709,027
Pilgrim's Pride Corp. (A)	2,571	52,088
Post Holdings, Inc. (A)	2,570	238,547
Seaboard Corp.	12	46,370
The Hershey Company	4,433	470,341
The J.M. Smucker Company	3,576	375,051
The Kraft Heinz Company	5,883	282,737
Tyson Foods, Inc., Class A	8,243	510,407
Household products – 16.2%
Church & Dwight Company, Inc.	8,387	541,884
Colgate-Palmolive Company	8,859	573,000
Kimberly-Clark Corp.	4,432	493,636
Spectrum Brands Holdings, Inc.	809	45,207
The Clorox Company	4,023	596,933
The Procter & Gamble Company	18,690	1,803,024
Personal products – 3.9%
Coty, Inc., Class A	14,033	108,896
Herbalife Nutrition, Ltd. (A)	3,127	186,684
Nu Skin Enterprises, Inc., Class A	2,246	147,450
The Estee Lauder Companies, Inc., Class A	3,822	521,397
Tobacco – 8.8%
Altria Group, Inc.	24,649	1,216,428
MULTIFACTOR CONSUMER STAPLES ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Tobacco (continued)
Philip Morris International, Inc.	12,778	$980,328

SECURITIES LENDING COLLATERAL – 0.9%		$231,181
(Cost $231,146)
John Hancock Collateral Trust, 2.5450% (C)(D)	23,103	231,181

SHORT-TERM INVESTMENTS – 0.2%		$46,921
(Cost $46,921)
Money market funds – 0.2%		46,921
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3198% (C)	46,921	46,921
Total investments (Multifactor Consumer Staples ETF) (Cost $26,285,725) 101.1%		$25,246,272
Other assets and liabilities, net (1.1%)		(264,752)
Total net assets 100.0%		$24,981,520

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-19. The value of securities on loan amounted to $228,822.
(C)	The rate shown is the annualized seven-day yield as of 1-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR DEVELOPED INTERNATIONAL ETF

As of 1-31-19 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 99.0%		$468,636,426
(Cost $452,959,063)
Australia - 6.7%		31,491,728
AGL Energy, Ltd.	8,767	136,926
Alumina, Ltd.	38,982	69,070
Amcor, Ltd.	36,837	366,635
AMP, Ltd.	324,040	533,979
APA Group	63,098	422,353
Aristocrat Leisure, Ltd.	18,267	328,056
ASX, Ltd.	9,872	458,595
Aurizon Holdings, Ltd.	161,594	518,436
Australia & New Zealand Banking Group, Ltd.	72,617	1,325,306
BHP Group PLC	69,700	1,549,692
BHP Group, Ltd. (A)	93,831	2,382,960
BlueScope Steel, Ltd.	63,299	574,623
Boral, Ltd.	76,093	274,642
Brambles, Ltd.	52,175	404,782
Caltex Australia, Ltd.	17,307	338,705
Challenger, Ltd.	8,904	47,005
CIMIC Group, Ltd.	7,260	237,208
Cochlear, Ltd.	4,159	586,553
Coles Group, Ltd. (A)(B)	21,942	200,148
Commonwealth Bank of Australia	41,780	2,129,730
4	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Australia (continued)
Computershare, Ltd.	32,796	$424,938
Crown Resorts, Ltd.	27,674	241,133
CSL, Ltd.	12,910	1,832,963
Dexus	28,342	237,241
Fortescue Metals Group, Ltd.	135,996	560,262
Goodman Group	28,355	241,071
Insurance Australia Group, Ltd.	76,977	397,946
LendLease Group	47,882	426,988
Macquarie Group, Ltd.	10,554	896,366
Medibank Pvt., Ltd.	209,475	400,175
Mirvac Group	104,026	182,041
National Australia Bank, Ltd.	63,162	1,098,862
Newcrest Mining, Ltd.	24,571	438,045
Oil Search, Ltd. (A)	103,788	591,037
Origin Energy, Ltd. (B)	94,052	491,019
Qantas Airways, Ltd.	133,172	528,237
QBE Insurance Group, Ltd.	87,105	681,490
Ramsay Health Care, Ltd.	7,601	314,357
REA Group, Ltd.	3,960	218,636
Santos, Ltd.	129,020	608,665
Scentre Group	59,116	171,125
Sonic Healthcare, Ltd.	18,723	314,266
South32, Ltd.	170,692	439,344
Stockland	84,142	231,911
Suncorp Group, Ltd.	42,519	402,415
Sydney Airport	71,538	342,182
Tabcorp Holdings, Ltd.	98,539	334,101
Telstra Corp., Ltd.	396,662	899,493
The GPT Group	55,059	232,848
TPG Telecom, Ltd.	13,507	68,842
Transurban Group	29,797	264,411
Treasury Wine Estates, Ltd.	24,675	277,973
Vicinity Centres	89,354	170,048
Wesfarmers, Ltd.	21,942	515,328
Westpac Banking Corp. (A)	91,798	1,643,242
Woodside Petroleum, Ltd. (A)	28,189	705,414
Woolworths Group, Ltd.	36,512	781,909
Austria - 0.2%		866,484
ANDRITZ AG	2,247	111,177
Erste Group Bank AG (B)	8,642	301,454
OMV AG	3,114	155,075
Raiffeisen Bank International AG	3,619	95,842
Telekom Austria AG (B)	3,018	23,133
Verbund AG	1,035	52,991
voestalpine AG	3,964	126,812
Belgium - 1.1%		5,215,681
Ackermans & van Haaren NV	2,698	432,486
Ageas	19,213	894,625
Anheuser-Busch InBev SA	18,329	1,400,915
Colruyt SA	6,580	473,701
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Belgium (continued)
KBC Group NV	7,945	$540,425
Proximus SADP	11,777	316,351
Solvay SA	2,426	264,675
Telenet Group Holding NV	1,380	64,004
UCB SA	4,158	360,886
Umicore SA	11,059	467,613
Chile - 0.1%		340,027
Antofagasta PLC	29,718	340,027
China - 0.0%		8,844
Evergrande Health Industry Group, Ltd. (B)	5,000	8,844
Denmark - 1.5%		7,170,841
A.P. Moller - Maersk A/S, Series A	159	198,784
A.P. Moller - Maersk A/S, Series B	143	190,362
Ambu A/S, Class B	2,759	73,184
Carlsberg A/S, Class B	3,459	396,247
Chr. Hansen Holding A/S	5,015	476,305
Coloplast A/S, B Shares	2,600	237,828
Danske Bank A/S	16,226	300,486
DSV A/S	6,059	483,647
Genmab A/S (B)	1,917	279,055
H Lundbeck A/S	8,101	355,693
Novo Nordisk A/S, B Shares	45,068	2,106,946
Novozymes A/S, B Shares	15,217	636,332
Orsted A/S (C)	3,806	274,326
Rockwool International A/S, A Shares	177	41,211
Rockwool International A/S, B Shares	341	91,396
Vestas Wind Systems A/S	11,067	915,036
William Demant Holding A/S (B)	3,608	114,003
Finland - 1.3%		6,127,678
Elisa OYJ	10,529	441,579
Fortum OYJ	13,655	310,548
Kesko OYJ, A Shares	690	36,578
Kesko OYJ, B Shares	2,066	119,053
Kone OYJ, Class B	11,238	546,621
Neste OYJ	4,317	396,977
Nokia OYJ	118,371	748,123
Nokian Renkaat OYJ	8,634	287,503
Nordea Bank ABP	77,712	705,805
Orion OYJ, Class A	1,368	48,347
Orion OYJ, Class B	7,406	261,994
Sampo OYJ, A Shares	8,114	372,137
Stora Enso OYJ, R Shares	42,007	563,710
UPM-Kymmene OYJ	28,010	811,858
Wartsila OYJ ABP	29,214	476,845
France - 9.6%		45,673,310
Accor SA	2,780	121,312
Aeroports de Paris	1,902	364,905
Air Liquide SA	13,628	1,656,787
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	5

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
France (continued)
Airbus SE	13,298	$1,529,235
AXA SA	56,715	1,317,496
BNP Paribas SA	26,445	1,243,054
Bouygues SA	38,362	1,361,051
Capgemini SE	8,474	938,122
Cie de Saint-Gobain	37,862	1,308,555
Cie Generale des Etablissements Michelin SCA	16,588	1,805,174
CNP Assurances	9,691	220,619
Credit Agricole SA	35,434	404,920
Danone SA	14,177	1,032,979
Dassault Aviation SA	34	50,756
Dassault Systemes SA	4,628	581,754
Electricite de France SA	49,943	826,941
Engie SA	61,677	989,736
EssilorLuxottica SA	11,232	1,426,074
Hermes International	689	414,587
Kering SA	1,553	779,620
Legrand SA	21,528	1,278,591
L'Oreal SA	5,605	1,351,249
LVMH Moet Hennessy Louis Vuitton SE	7,959	2,554,831
Natixis SA	70,326	360,870
Orange SA	140,305	2,184,674
Pernod Ricard SA	2,355	391,825
Peugeot SA	90,391	2,280,783
Publicis Groupe SA	15,904	972,674
Renault SA	19,012	1,349,277
Safran SA	11,022	1,448,103
Sanofi	23,852	2,075,115
Schneider Electric SE	10,206	727,011
Societe Generale SA	22,996	716,136
Sodexo SA (A)	7,254	757,448
Thales SA	8,131	901,829
TOTAL SA	60,176	3,312,967
Unibail-Rodamco-Westfield (Euronext Amsterdam)	6,346	1,144,394
Unibail-Rodamco-Westfield (Euronext Paris) (B)	563	101,528
Vinci SA	16,782	1,480,440
Vivendi SA	74,841	1,909,888
Germany - 9.1%		42,912,336
adidas AG	5,191	1,237,147
Allianz SE	11,839	2,512,074
BASF SE	28,868	2,114,010
Bayer AG	21,996	1,670,842
Bayerische Motoren Werke AG	20,765	1,750,316
Beiersdorf AG	5,190	519,894
Commerzbank AG (B)	58,077	417,236
Continental AG	3,789	598,459
Covestro AG (C)	12,104	669,159
Daimler AG	35,955	2,131,313
Deutsche Bank AG	127,792	1,135,834
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Germany (continued)
Deutsche Boerse AG	9,505	$1,267,882
Deutsche Lufthansa AG	54,452	1,378,329
Deutsche Post AG	22,640	669,200
Deutsche Telekom AG	104,094	1,694,891
Deutsche Wohnen SE	36,809	1,841,088
E.ON SE	213,464	2,371,011
Evonik Industries AG	22,814	624,605
Fresenius Medical Care AG & Company KGaA	14,881	1,098,960
Fresenius SE & Company KGaA	13,985	726,933
Hannover Rueck SE	4,446	642,287
HeidelbergCement AG	13,303	921,367
Henkel AG & Company KGaA	1,554	142,740
Infineon Technologies AG	79,875	1,779,434
Innogy SE (C)	12,456	591,715
Innogy SE (B)	2,075	89,048
MAN SE	2,233	231,372
Merck KGaA	1,725	181,269
Muenchener Rueckversicherungs-Gesellschaft AG	4,919	1,097,817
RWE AG	48,205	1,196,969
SAP SE	13,290	1,376,277
Siemens AG	16,396	1,801,965
Siemens Healthineers AG (B)(C)	1,542	60,910
Telefonica Deutschland Holding AG	52,450	184,162
thyssenkrupp AG	34,921	619,884
TUI AG	33,221	504,305
Volkswagen AG	1,898	331,035
Vonovia SE	74,671	3,753,694
Wirecard AG	5,347	887,794
Zalando SE (B)(C)	2,914	89,109
Hong Kong - 3.5%		16,576,260
AIA Group, Ltd.	301,602	2,709,794
BOC Hong Kong Holdings, Ltd.	123,295	472,961
Chow Tai Fook Jewellery Group, Ltd.	48,226	42,899
CK Asset Holdings, Ltd.	81,896	686,233
CK Hutchison Holdings, Ltd.	86,773	873,071
CK Infrastructure Holdings, Ltd.	2,429	19,610
CLP Holdings, Ltd.	83,071	961,806
Dairy Farm International Holdings, Ltd.	17,100	154,413
Galaxy Entertainment Group, Ltd.	21,641	148,931
Hang Lung Properties, Ltd.	213,000	464,182
Hang Seng Bank, Ltd.	12,789	292,722
Henderson Land Development Company, Ltd.	7,206	40,821
HK Electric Investments & HK Electric Investments, Ltd.	406,790	414,219
HKT Trust & HKT, Ltd.	347,337	511,708
Hong Kong & China Gas Company, Ltd.	165,986	360,034
Hong Kong Exchanges & Clearing, Ltd.	35,001	1,088,387
Hongkong Land Holdings, Ltd.	51,500	369,255
Link REIT	83,026	909,967
MTR Corp., Ltd.	75,500	421,438
6	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Hong Kong (continued)
New World Development Company, Ltd.	648,060	$1,015,859
Power Assets Holdings, Ltd.	87,573	588,716
Sino Land Company, Ltd.	345,501	619,081
Sun Hung Kai Properties, Ltd.	23,662	395,638
Swire Pacific, Ltd., Class A	11,365	134,265
Swire Pacific, Ltd., Class B	10,628	18,962
Swire Properties, Ltd.	82,601	321,069
Techtronic Industries Company, Ltd.	159,433	923,475
The Bank of East Asia, Ltd.	138,842	466,245
Wharf Real Estate Investment Company, Ltd.	27,992	190,854
Wheelock & Company, Ltd.	150,001	959,645
Ireland - 0.7%		3,174,789
AIB Group PLC	12,270	54,909
Bank of Ireland Group PLC	48,110	288,716
CRH PLC	25,232	726,706
DCC PLC	5,537	453,407
ICON PLC (B)	1,922	268,849
James Hardie Industries PLC	21,582	241,241
Kerry Group PLC, Class A	4,847	496,381
Kingspan Group PLC	9,520	389,977
Smurfit Kappa Group PLC	8,812	254,603
Isle of Man - 0.0%		75,934
GVC Holdings PLC	8,590	75,934
Israel - 0.3%		1,625,280
Azrieli Group, Ltd.	506	26,935
Bank Hapoalim BM	31,995	216,544
Bank Leumi Le-Israel BM	70,508	465,558
Check Point Software Technologies, Ltd. (B)	1,950	218,240
Elbit Systems, Ltd.	502	62,065
Israel Chemicals, Ltd.	13,473	78,059
Nice, Ltd. (B)	874	96,246
Taro Pharmaceutical Industries, Ltd.	152	14,461
Teva Pharmaceutical Industries, Ltd. (B)	22,311	447,172
Italy - 2.0%		9,300,767
Assicurazioni Generali SpA	23,868	418,889
Atlantia SpA	10,533	249,457
Banca Mediolanum SpA	11,779	71,972
Davide Campari-Milano SpA	29,864	268,828
DiaSorin SpA	847	77,703
Enel SpA	172,305	1,041,148
Eni SpA	91,665	1,557,309
Ferrari NV	4,146	516,646
FinecoBank Banca Fineco SpA	19,448	211,730
Intesa Sanpaolo SpA	260,768	596,880
Leonardo SpA	20,053	194,617
Mediobanca SpA	53,565	466,874
Moncler SpA	11,743	443,311
Pirelli & C SpA (B)(C)	9,212	60,293
Poste Italiane SpA (C)	30,240	260,727
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Italy (continued)
PRADA SpA	35,898	$118,490
Prysmian SpA	12,455	267,680
Recordati SpA	7,431	269,785
Snam SpA	73,629	352,305
Telecom Italia SpA (B)	1,124,175	626,908
Terna Rete Elettrica Nazionale SpA	96,961	597,677
UniCredit SpA	39,211	453,886
UnipolSai Assicurazioni SpA (A)	71,020	177,652
Japan - 26.2%		123,883,767
ABC-Mart, Inc.	600	34,402
Acom Company, Ltd.	18,000	63,016
Aeon Company, Ltd.	17,700	359,188
AEON Financial Service Company, Ltd.	13,800	267,174
AGC, Inc.	12,900	436,796
Aisin Seiki Company, Ltd.	13,800	543,986
Ajinomoto Company, Inc.	10,300	178,024
Alfresa Holdings Corp.	15,700	432,352
Alps Alpine Company, Ltd.	14,000	294,202
ANA Holdings, Inc.	30,000	1,104,842
Aozora Bank, Ltd.	7,000	215,474
Asahi Group Holdings, Ltd.	13,800	576,321
Asahi Kasei Corp.	55,800	611,170
Astellas Pharma, Inc.	35,000	517,619
Bandai Namco Holdings, Inc.	16,800	740,200
Bridgestone Corp.	34,800	1,339,175
Brother Industries, Ltd.	16,200	272,704
Calbee, Inc.	6,900	221,272
Canon, Inc.	18,500	529,349
Casio Computer Company, Ltd.	6,500	86,424
Central Japan Railway Company	7,000	1,510,889
Chubu Electric Power Company, Inc.	17,700	279,658
Chugai Pharmaceutical Company, Ltd.	1,900	112,083
Coca-Cola Bottlers Japan Holdings, Inc.	10,000	308,279
Concordia Financial Group, Ltd.	86,700	356,902
CyberAgent, Inc.	2,200	70,753
Dai Nippon Printing Company, Ltd.	22,400	517,857
Daicel Corp.	13,400	140,366
Daifuku Company, Ltd.	7,100	354,902
Dai-ichi Life Holdings, Inc.	34,700	561,009
Daiichi Sankyo Company, Ltd.	7,700	266,525
Daikin Industries, Ltd.	6,200	670,247
Daito Trust Construction Company, Ltd.	1,900	264,408
Daiwa House Industry Company, Ltd.	15,100	489,366
Daiwa Securities Group, Inc.	97,000	482,905
Denso Corp.	15,000	687,494
Dentsu, Inc.	2,600	123,275
Disco Corp.	1,300	192,079
Don Quijote Holdings Company, Ltd.	5,000	290,821
East Japan Railway Company	18,500	1,713,498
Eisai Company, Ltd.	2,600	201,134
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	7

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Electric Power Development Company, Ltd.	14,900	$371,987
FamilyMart UNY Holdings Company, Ltd.	300	35,064
FANUC Corp.	2,200	371,148
Fast Retailing Company, Ltd.	1,600	732,592
Fuji Electric Company, Ltd.	4,200	129,284
FUJIFILM Holdings Corp.	15,800	677,267
Fujitsu, Ltd.	10,700	716,152
Hakuhodo DY Holdings, Inc.	800	12,276
Hamamatsu Photonics KK	2,700	96,508
Hankyu Hanshin Holdings, Inc.	30,100	1,073,123
Hikari Tsushin, Inc.	1,000	159,699
Hino Motors, Ltd.	35,200	352,873
Hirose Electric Company, Ltd.	605	64,819
Hisamitsu Pharmaceutical Company, Inc.	700	35,698
Hitachi Chemical Company, Ltd.	13,800	226,724
Hitachi Construction Machinery Company, Ltd.	12,800	323,205
Hitachi High-Technologies Corp.	300	10,806
Hitachi Metals, Ltd.	18,000	201,617
Hitachi, Ltd.	52,700	1,652,716
Honda Motor Company, Ltd.	52,900	1,579,271
Hoshizaki Corp.	1,900	134,779
Hoya Corp.	12,600	729,163
Hulic Company, Ltd.	13,700	126,262
Idemitsu Kosan Company, Ltd.	17,500	616,673
Iida Group Holdings Company, Ltd.	11,000	200,230
Inpex Corp.	31,900	306,455
Isetan Mitsukoshi Holdings, Ltd.	29,900	307,160
Isuzu Motors, Ltd.	32,600	484,072
ITOCHU Corp.	46,400	849,082
Japan Airlines Company, Ltd.	17,300	630,131
Japan Exchange Group, Inc.	37,900	665,505
Japan Post Bank Company, Ltd.	14,200	165,317
Japan Post Holdings Company, Ltd.	17,800	218,677
Japan Post Insurance Company, Ltd.	200	4,561
Japan Real Estate Investment Corp.	31	181,733
Japan Retail Fund Investment Corp.	153	313,507
Japan Tobacco, Inc.	28,400	717,633
JFE Holdings, Inc.	18,100	318,409
JGC Corp.	14,200	216,595
JSR Corp.	3,600	58,087
JTEKT Corp.	35,100	454,433
JXTG Holdings, Inc.	172,700	941,654
Kajima Corp.	55,600	789,834
Kansai Paint Company, Ltd.	7,300	128,117
Kao Corp.	15,800	1,113,825
Kawasaki Heavy Industries, Ltd.	18,800	472,462
KDDI Corp.	57,600	1,441,191
Keikyu Corp.	15,100	256,823
Keio Corp.	4,199	241,144
Keisei Electric Railway Company, Ltd.	4,200	133,143
Keyence Corp.	1,000	513,278
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Kikkoman Corp.	3,800	$201,470
Kintetsu Group Holdings Company, Ltd.	16,900	736,842
Kirin Holdings Company, Ltd.	28,200	671,120
Kobayashi Pharmaceutical Company, Ltd.	100	6,340
Koito Manufacturing Company, Ltd.	5,900	354,011
Komatsu, Ltd.	27,600	700,334
Konami Holdings Corp.	14,800	681,319
Konica Minolta, Inc.	52,500	527,267
Kose Corp.	600	88,156
Kubota Corp.	14,300	225,215
Kuraray Company, Ltd.	35,000	537,398
Kyocera Corp.	13,800	775,275
Kyowa Hakko Kirin Company, Ltd.	6,100	116,586
Kyushu Electric Power Company, Inc.	68,400	845,965
Kyushu Railway Company	1,100	37,499
Lawson, Inc.	4,500	277,451
LINE Corp. (B)	200	6,956
Lion Corp.	11,600	241,209
LIXIL Group Corp.	31,000	454,617
M3, Inc.	28,000	402,646
Makita Corp.	1,200	42,452
Marubeni Corp.	51,800	402,958
Mazda Motor Corp.	64,400	709,507
Mebuki Financial Group, Inc.	51,500	144,331
MEIJI Holdings Company, Ltd.	3,400	262,740
MINEBEA MITSUMI, Inc.	27,700	453,564
MISUMI Group, Inc.	14,900	339,539
Mitsubishi Chemical Holdings Corp.	104,200	893,403
Mitsubishi Corp.	48,000	1,402,996
Mitsubishi Electric Corp.	26,100	327,479
Mitsubishi Estate Company, Ltd.	17,900	316,535
Mitsubishi Gas Chemical Company, Inc.	13,800	217,468
Mitsubishi Heavy Industries, Ltd.	15,200	587,022
Mitsubishi Motors Corp.	12,200	75,444
Mitsubishi Tanabe Pharma Corp.	500	7,815
Mitsubishi UFJ Financial Group, Inc.	328,700	1,762,651
Mitsubishi UFJ Lease & Finance Company, Ltd.	69,900	357,111
Mitsui & Company, Ltd.	52,400	853,432
Mitsui Chemicals, Inc.	29,400	735,878
Mitsui Fudosan Company, Ltd.	17,800	431,302
Mizuho Financial Group, Inc.	571,100	941,426
MonotaRO Company, Ltd. (A)	1,700	36,131
MS&AD Insurance Group Holdings, Inc.	13,800	410,082
Murata Manufacturing Company, Ltd.	1,900	269,209
NEC Corp.	33,800	1,133,603
Nexon Company, Ltd. (B)	1,800	27,489
NGK Insulators, Ltd.	17,400	267,004
NGK Spark Plug Company, Ltd.	12,000	257,797
NH Foods, Ltd.	2,600	102,729
Nidec Corp.	4,500	538,776
Nikon Corp.	29,600	506,978
8	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Nintendo Company, Ltd.	1,300	$404,107
Nippon Building Fund, Inc.	26	168,189
Nippon Express Company, Ltd.	10,800	682,753
Nippon Paint Holdings Company, Ltd.	300	10,034
Nippon Steel & Sumitomo Metal Corp.	27,600	509,749
Nippon Telegraph & Telephone Corp.	78,800	3,382,108
Nissan Chemical Corp.	7,000	371,772
Nissan Motor Company, Ltd.	144,600	1,231,419
Nisshin Seifun Group, Inc.	12,100	243,601
Nissin Foods Holdings Company, Ltd.	1,600	101,590
Nitori Holdings Company, Ltd.	2,100	273,233
Nitto Denko Corp.	2,400	135,404
Nomura Holdings, Inc.	87,100	353,666
Nomura Real Estate Master Fund, Inc.	161	230,634
Nomura Research Institute, Ltd.	2,100	85,675
NSK, Ltd.	63,400	616,931
NTT Data Corp.	21,200	252,460
NTT DOCOMO, Inc.	44,300	1,060,587
Obayashi Corp.	69,800	662,532
Obic Company, Ltd.	1,300	122,797
Odakyu Electric Railway Company, Ltd.	18,400	413,379
Oji Holdings Corp.	104,000	601,084
Olympus Corp.	15,400	632,528
Omron Corp.	6,700	273,959
Ono Pharmaceutical Company, Ltd.	2,100	45,742
Oracle Corp. Japan	2,200	160,103
Oriental Land Company, Ltd.	2,100	214,766
ORIX Corp.	74,900	1,128,696
Osaka Gas Company, Ltd.	49,500	976,537
Otsuka Corp.	5,200	167,711
Otsuka Holdings Company, Ltd.	3,900	159,576
Panasonic Corp.	69,800	681,132
PeptiDream, Inc. (B)	200	8,518
Persol Holdings Company, Ltd.	2,400	42,628
Pigeon Corp.	2,400	93,504
Pola Orbis Holdings, Inc.	6,400	190,830
Rakuten, Inc. (A)	13,000	97,831
Recruit Holdings Company, Ltd.	23,700	634,258
Renesas Electronics Corp. (B)	1,500	8,614
Resona Holdings, Inc.	69,400	350,667
Ricoh Company, Ltd.	76,800	817,186
Rinnai Corp.	100	6,616
Rohm Company, Ltd.	4,000	280,805
Ryohin Keikaku Company, Ltd.	1,500	354,222
Santen Pharmaceutical Company, Ltd.	13,100	180,436
SBI Holdings, Inc.	17,300	368,477
Secom Company, Ltd.	2,000	167,252
Seibu Holdings, Inc.	14,600	253,149
Seiko Epson Corp.	13,800	219,116
Sekisui Chemical Company, Ltd.	54,000	839,548
Sekisui House, Ltd. (A)	17,500	261,463
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Seven & i Holdings Company, Ltd.	34,300	$1,493,593
SG Holdings Company, Ltd.	1,100	29,484
Sharp Corp.	500	5,297
Shimadzu Corp.	9,100	208,624
Shimano, Inc.	600	83,911
Shimizu Corp.	63,900	543,118
Shin-Etsu Chemical Company, Ltd.	4,100	345,691
Shinsei Bank, Ltd.	17,400	235,347
Shionogi & Company, Ltd.	4,700	288,746
Shiseido Company, Ltd.	6,800	404,576
Showa Denko KK	5,300	177,267
Showa Shell Sekiyu KK	14,200	211,376
SMC Corp.	600	196,986
SoftBank Group Corp.	23,600	1,848,880
Sohgo Security Services Company, Ltd.	800	34,843
Sompo Holdings, Inc.	10,200	382,957
Sony Corp.	26,900	1,351,303
Sony Financial Holdings, Inc.	13,300	252,117
Stanley Electric Company, Ltd.	13,800	400,064
Subaru Corp.	17,500	410,365
SUMCO Corp.	2,700	37,363
Sumitomo Chemical Company, Ltd.	240,800	1,252,346
Sumitomo Corp.	34,900	539,230
Sumitomo Dainippon Pharma Company, Ltd.	16,000	374,309
Sumitomo Electric Industries, Ltd.	27,600	392,203
Sumitomo Metal Mining Company, Ltd.	12,900	371,721
Sumitomo Mitsui Financial Group, Inc.	36,500	1,356,634
Sumitomo Mitsui Trust Holdings, Inc.	14,100	534,694
Sumitomo Realty & Development Company, Ltd.	7,700	293,835
Sundrug Company, Ltd.	3,000	95,792
Suntory Beverage & Food, Ltd.	1,700	75,214
Suzuki Motor Corp.	15,200	792,473
Sysmex Corp.	3,800	211,142
T&D Holdings, Inc.	35,200	435,512
Taisei Corp.	15,000	704,309
Taisho Pharmaceutical Holdings Company, Ltd.	2,500	252,917
Taiyo Nippon Sanso Corp.	15,100	238,647
Takeda Pharmaceutical Company, Ltd.	29,847	1,203,698
TDK Corp.	3,300	259,864
Terumo Corp.	5,400	308,033
The Chiba Bank, Ltd.	69,300	421,544
The Chugoku Electric Power Company, Inc.	34,000	464,559
The Kansai Electric Power Company, Inc.	35,100	533,450
The Shizuoka Bank, Ltd.	51,600	432,410
Tobu Railway Company, Ltd.	31,800	897,050
Toho Company, Ltd.	2,200	80,153
Tohoku Electric Power Company, Inc.	85,600	1,157,798
Tokio Marine Holdings, Inc.	20,800	1,015,249
Tokyo Century Corp.	3,500	163,374
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	9

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Tokyo Electric Power Company Holdings, Inc. (B)	207,300	$1,274,315
Tokyo Electron, Ltd.	3,000	430,993
Tokyo Gas Company, Ltd.	49,500	1,300,154
Tokyu Corp.	51,400	878,471
Toppan Printing Company, Ltd.	21,000	343,664
Toray Industries, Inc.	55,200	409,270
Toshiba Corp.	10,900	344,037
Tosoh Corp.	33,100	469,294
TOTO, Ltd.	10,400	402,793
Toyota Industries Corp.	3,600	177,635
Toyota Motor Corp.	71,400	4,379,261
Toyota Tsusho Corp.	5,000	158,964
Trend Micro, Inc.	10,100	536,415
Tsuruha Holdings, Inc.	1,200	110,705
Unicharm Corp.	13,400	412,971
United Urban Investment Corp.	16	25,537
USS Company, Ltd.	19,800	346,404
West Japan Railway Company	15,800	1,152,588
Yahoo Japan Corp.	38,500	103,652
Yakult Honsha Company, Ltd.	500	33,217
Yamada Denki Company, Ltd.	45,300	223,108
Yamaha Corp.	3,900	170,578
Yamaha Motor Company, Ltd.	19,200	410,357
Yamato Holdings Company, Ltd.	1,900	50,568
Yamazaki Baking Company, Ltd.	2,900	56,758
Yaskawa Electric Corp.	13,900	390,830
ZOZO, Inc.	14,300	288,155
Luxembourg - 0.3%		1,607,375
ArcelorMittal	21,766	504,378
Millicom International Cellular SA	13,816	864,335
RTL Group SA	2,932	160,680
Tenaris SA	6,198	77,982
Macau - 0.2%		854,625
Sands China, Ltd.	120,000	570,431
Wynn Macau, Ltd.	117,121	284,194
Mexico - 0.0%		173,027
Fresnillo PLC	13,088	173,027
Netherlands - 3.8%		18,219,688
ABN AMRO Group NV (C)	21,780	542,814
Adyen NV (B)(C)	145	107,764
Akzo Nobel NV	21,658	1,872,804
ASML Holding NV	7,708	1,355,161
Heineken Holding NV	10,189	886,205
Heineken NV	6,409	576,407
ING Groep NV	96,484	1,141,647
Koninklijke Ahold Delhaize NV	40,439	1,068,167
Koninklijke DSM NV	13,657	1,278,417
Koninklijke Philips NV	31,276	1,233,099
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Netherlands (continued)
NN Group NV	21,425	$907,645
Royal Dutch Shell PLC, A Shares	100,789	3,131,608
Royal Dutch Shell PLC, B Shares	86,615	2,698,615
Wolters Kluwer NV	22,738	1,419,335
New Zealand - 0.1%		618,360
a2 Milk Company, Ltd. (B)	10,921	95,821
Auckland International Airport, Ltd.	21,527	109,744
Fisher & Paykel Healthcare Corp., Ltd.	9,934	86,541
Meridian Energy, Ltd.	40,867	99,776
Ryman Healthcare, Ltd.	7,696	55,942
Spark New Zealand, Ltd.	60,634	170,536
Norway - 0.7%		3,136,423
Aker ASA, A Shares	336	23,614
Aker BP ASA	3,629	120,974
DNB ASA	26,637	472,278
Equinor ASA	55,159	1,262,498
Gjensidige Forsikring ASA	2,601	44,866
Mowi ASA	7,784	171,510
Norsk Hydro ASA	28,811	133,119
Orkla ASA	9,120	73,514
Schibsted ASA, A Shares	4,994	175,132
Schibsted ASA, B Shares	3,437	109,147
Telenor ASA	20,396	385,959
Yara International ASA	3,964	163,812
Portugal - 0.1%		601,194
EDP - Energias de Portugal SA	75,103	274,904
Galp Energia SGPS SA	12,554	196,557
Jeronimo Martins SGPS SA	9,140	129,733
Singapore - 1.1%		5,030,172
Ascendas Real Estate Investment Trust	68,900	140,398
CapitaLand Mall Trust	69,300	123,690
CapitaLand, Ltd.	86,000	212,977
City Developments, Ltd.	34,400	235,107
DBS Group Holdings, Ltd.	30,458	541,818
Genting Singapore, Ltd.	135,300	110,683
Great Eastern Holdings, Ltd.	1,000	19,447
Jardine Cycle & Carriage, Ltd.	1,900	53,369
Keppel Corp., Ltd.	47,500	215,484
Oversea-Chinese Banking Corp., Ltd.	130,766	1,119,337
Singapore Airlines, Ltd.	31,000	222,474
Singapore Exchange, Ltd.	55,200	313,634
Singapore Technologies Engineering, Ltd.	51,800	143,306
Singapore Telecommunications, Ltd.	260,200	584,393
Singapore Telecommunications, Ltd.	7,200	16,064
United Overseas Bank, Ltd.	47,724	894,038
Wilmar International, Ltd.	33,900	83,953
10	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Spain - 2.9%		$13,625,835
ACS Actividades de Construccion y Servicios SA	8,975	371,771
Aena SME SA (C)	3,467	599,914
Amadeus IT Group SA	14,859	1,082,331
Banco Bilbao Vizcaya Argentaria SA	143,443	850,949
Banco Santander SA (A)	430,006	2,038,771
Bankia SA (A)	78,840	229,781
CaixaBank SA	211,777	801,425
EDP Renovaveis SA	13,289	119,700
Endesa SA	20,222	506,305
Ferrovial SA	25,323	568,643
Grifols SA	34,384	897,576
Iberdrola SA	180,737	1,493,183
Iberdrola SA (B)	3,970	32,895
Industria de Diseno Textil SA	35,773	999,512
Naturgy Energy Group SA	25,212	704,433
Red Electrica Corp. SA	14,852	342,543
Repsol SA	45,315	797,109
Telefonica SA	138,253	1,188,994
Sweden - 2.5%		11,838,547
Alfa Laval AB	9,665	218,784
Assa Abloy AB, B Shares	12,973	241,256
Atlas Copco AB, A Shares	17,832	464,167
Atlas Copco AB, B Shares	10,549	251,970
Boliden AB	33,208	828,801
Electrolux AB, B Shares	8,279	195,554
Epiroc AB, A Shares (B)	17,771	170,300
Epiroc AB, B Shares (B)	10,508	93,974
Essity AB, B Shares	12,432	343,805
Fastighets AB Balder, B Shares (B)	3,949	124,399
Hennes & Mauritz AB, B Shares (A)	26,623	413,738
Hexagon AB, B Shares	2,921	142,575
Husqvarna AB, B Shares	29,968	228,555
ICA Gruppen AB (A)	8,470	297,710
Lundin Petroleum AB	3,108	99,452
Nibe Industrier AB, B Shares	4,912	55,759
Sandvik AB	33,877	540,325
Securitas AB, B Shares	22,312	358,210
Skandinaviska Enskilda Banken AB, A Shares	33,861	354,806
Skandinaviska Enskilda Banken AB, C Shares	363	3,928
Skanska AB, B Shares	12,078	211,129
SKF AB, B Shares	61,009	1,023,982
Svenska Cellulosa AB SCA, B Shares	64,591	567,289
Svenska Handelsbanken AB, A Shares	42,399	460,204
Svenska Handelsbanken AB, B Shares	1,705	19,712
Swedbank AB, A Shares	27,473	622,809
Swedish Match AB	2,938	131,422
Swedish Orphan Biovitrum AB (B)	5,826	137,548
Tele2 AB, B Shares	39,903	497,947
Telefonaktiebolaget LM Ericsson, B Shares	80,889	718,477
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Sweden (continued)
Telia Company AB	131,082	$570,561
Trelleborg AB, B Shares	16,067	270,025
Volvo AB, A Shares	13,475	193,324
Volvo AB, B Shares	68,597	986,050
Switzerland - 9.0%		42,528,927
ABB, Ltd.	84,721	1,618,674
Chocoladefabriken Lindt & Sprungli AG	14	89,255
Chocoladefabriken Lindt & Sprungli AG	2	147,163
Cie Financiere Richemont SA	17,687	1,219,781
Coca-Cola HBC AG (B)	20,736	697,750
Credit Suisse Group AG (B)	182,267	2,207,376
Ferguson PLC	17,530	1,174,668
Geberit AG	1,257	491,726
Givaudan SA	671	1,628,634
Glencore PLC (B)	267,075	1,087,172
Kuehne + Nagel International AG	3,753	508,420
LafargeHolcim, Ltd. (B)	37,169	1,746,992
Lonza Group AG (B)	4,916	1,297,753
Nestle SA	67,282	5,862,167
Novartis AG	53,937	4,702,702
Partners Group Holding AG	1,151	791,813
Roche Holding AG	15,730	4,184,995
Roche Holding AG, Bearer Shares	1,375	361,733
Schindler Holding AG	1,469	310,354
Schindler Holding AG, Participation Certificates	3,108	661,010
SGS SA	354	854,581
Sika AG	8,807	1,162,904
STMicroelectronics NV	45,777	728,284
Swiss Re AG	28,165	2,702,091
Swisscom AG	3,914	1,877,899
The Swatch Group AG	3,804	212,036
The Swatch Group AG, Bearer Shares	2,364	679,581
UBS Group AG (B)	80,416	1,041,574
Zurich Insurance Group AG	7,893	2,479,839
United Arab Emirates - 0.0%		180,816
NMC Health PLC	5,336	180,816
United Kingdom - 16.0%		75,612,420
3i Group PLC	107,457	1,200,946
Admiral Group PLC	12,964	353,178
Anglo American PLC	123,921	3,166,995
Ashtead Group PLC	37,890	961,211
Associated British Foods PLC	9,013	283,125
AstraZeneca PLC	30,813	2,242,284
Aviva PLC	288,272	1,570,298
BAE Systems PLC	231,928	1,561,449
Barclays PLC	419,546	872,983
Barratt Developments PLC	71,191	504,389
BP PLC	896,281	6,132,047
British American Tobacco PLC	39,245	1,387,160
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	11

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
BT Group PLC	157,093	$480,250
Bunzl PLC	25,105	792,585
Burberry Group PLC	36,848	873,218
Centrica PLC	466,240	836,562
CNH Industrial NV	33,872	332,852
Coca-Cola European Partners PLC	14,003	658,134
Compass Group PLC	51,332	1,100,990
Croda International PLC	7,082	449,125
Diageo PLC	68,041	2,596,974
DS Smith PLC	47,580	211,051
easyJet PLC	12,128	201,656
Experian PLC	89,850	2,259,854
Fiat Chrysler Automobiles NV (B)	46,996	804,461
GlaxoSmithKline PLC	121,482	2,360,618
Hargreaves Lansdown PLC	20,577	442,021
HSBC Holdings PLC	471,720	3,964,529
Imperial Brands PLC	29,921	993,830
Informa PLC	30,583	272,119
InterContinental Hotels Group PLC	7,076	404,019
International Consolidated Airlines Group SA	122,683	1,039,465
Intertek Group PLC	12,009	775,329
ITV PLC	306,042	520,540
J Sainsbury PLC	90,777	340,565
Johnson Matthey PLC	9,852	394,367
Just Eat PLC (B)	8,542	78,229
Kingfisher PLC	224,049	656,353
Land Securities Group PLC	24,542	279,319
Legal & General Group PLC	303,604	1,035,981
Lloyds Banking Group PLC	1,555,600	1,184,816
London Stock Exchange Group PLC	22,407	1,349,674
Melrose Industries PLC	76,041	168,697
Mondi PLC	40,489	979,741
National Grid PLC	107,729	1,169,409
Next PLC	12,525	798,592
Ocado Group PLC (B)	8,680	113,176
Pearson PLC	41,670	496,622
Persimmon PLC	21,973	686,479
Prudential PLC	32,995	644,756
Reckitt Benckiser Group PLC	8,820	680,241
RELX PLC	63,917	1,418,003
RELX PLC (Euronext Amsterdam Exchange)	1,600	35,479
Rentokil Initial PLC	107,346	475,872
Rio Tinto PLC	37,136	2,045,617
Rio Tinto, Ltd.	18,666	1,184,778
Rolls-Royce Holdings PLC (B)	171,299	1,992,865
RSA Insurance Group PLC	63,974	431,545
Schroders PLC	5,708	196,049
Schroders PLC, Non-Voting Shares	3,482	94,356
Segro PLC	20,423	173,819
Smith & Nephew PLC	63,657	1,201,635
Smiths Group PLC	29,020	551,429
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
SSE PLC	67,621	$1,040,739
St. James's Place PLC	36,293	447,817
Standard Chartered PLC	71,882	580,487
Standard Life Aberdeen PLC	160,315	530,696
Taylor Wimpey PLC	229,116	497,747
Tesco PLC	326,268	957,521
The British Land Company PLC	29,841	225,084
The Royal Bank of Scotland Group PLC	80,533	255,203
The Sage Group PLC	83,406	686,825
Unilever NV	29,142	1,559,761
Unilever PLC	35,389	1,854,883
Vodafone Group PLC	772,920	1,408,995
Whitbread PLC	14,347	922,312
Wm Morrison Supermarkets PLC	159,498	491,484
WPP PLC	60,144	688,155
United States - 0.0%		165,291
Carnival PLC	2,915	165,192
International Flavors & Fragrances, Inc.	1	99

PREFERRED SECURITIES - 0.7%		$3,249,036
(Cost $3,197,456)
Germany - 0.7%		3,249,036
Bayerische Motoren Werke AG	5,719	422,938
Henkel AG & Company KGaA	2,224	216,608
Porsche Automobil Holding SE	10,197	664,591
RWE AG	3,641	89,406
Sartorius AG	1,363	204,724
Volkswagen AG	9,680	1,650,769

RIGHTS - 0.0%		$4,881
(Cost $4,537)
ACS Actividades de Construccion y Servicios SA (Expiration Date: 2-6-19) (B)(D)	8,871	4,881

SECURITIES LENDING COLLATERAL - 0.9%		$4,170,841
(Cost $4,170,329)
John Hancock Collateral Trust, 2.5450% (E)(F)	416,805	4,170,841

SHORT-TERM INVESTMENTS - 0.1%		$582,785
(Cost $582,785)
Money market funds - 0.1%		582,785
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3198% (E)	582,785	582,785
Total investments (Multifactor Developed International ETF) (Cost $460,914,170) - 100.7%		$476,643,969
Other assets and liabilities, net - (0.7%)		(3,188,310)
Total net assets - 100.0%		$473,455,659

Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 1-31-19. The value of securities on loan amounted to $3,928,704.
(B)	Non-income producing security.
12	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 1-31-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 1-31-19:
Financials	17.6%
Industrials	16.9%
Consumer discretionary	12.9%
Materials	9.4%
Health care	8.4%
Consumer staples	8.2%
Communication services	6.2%
Utilities	5.5%
Energy	5.3%
Information technology	5.2%
Real estate	4.1%
Short-term investments and other	0.3%
TOTAL	100.0%
MULTIFACTOR EMERGING MARKETS ETF

As of 1-31-19 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 97.0%		$446,987,450
(Cost $425,506,038)
Brazil - 5.2%		23,786,006
Ambev SA	435,800	2,094,778
B3 SA - Brasil Bolsa Balcao	198,100	1,711,378
Banco Bradesco SA	79,000	873,103
Banco BTG Pactual SA	26,900	218,505
Banco do Brasil SA	130,900	1,863,532
BB Seguridade Participacoes SA	72,600	619,017
BRF SA (A)	56,900	367,691
CCR SA	142,600	582,488
Centrais Eletricas Brasileiras SA (A)	26,500	272,071
Cia de Saneamento Basico do Estado de Sao Paulo	63,000	750,058
Cielo SA	137,600	451,011
Engie Brasil Energia SA	32,225	370,214
Hapvida Participacoes e Investimentos SA (B)	20,700	194,567
Hypera SA	20,200	176,614
IRB Brasil Resseguros SA	7,200	168,517
JBS SA	180,400	747,292
Klabin SA	35,700	182,185
Kroton Educacional SA	151,900	476,616
Lojas Americanas SA	27,700	119,003
Lojas Renner SA	71,100	888,067
Magazine Luiza Sa	3,500	172,050
Petrobras Distribuidora SA	18,500	135,342
Petroleo Brasileiro SA	276,000	2,238,882
Porto Seguro SA	4,900	75,434
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Brazil (continued)
Raia Drogasil SA	26,200	$445,921
Rumo SA (A)	69,700	375,976
Suzano Papel e Celulose SA	41,965	529,919
TIM Participacoes SA	167,900	571,527
Ultrapar Participacoes SA	61,500	965,686
Vale SA	378,000	4,721,368
WEG SA	82,600	427,194
Chile - 1.2%		5,725,191
Aguas Andinas SA, Class A	180,694	107,225
Banco de Chile	1,653,996	263,452
Banco de Credito e Inversiones	5,884	421,054
Banco Santander Chile	4,735,528	383,523
Cencosud SA	134,146	272,120
Cia Cervecerias Unidas SA	18,058	246,467
Colbun SA	1,259,268	287,258
Empresas CMPC SA	146,376	531,111
Empresas COPEC SA	32,616	449,408
Enel Americas SA	4,138,374	848,988
Enel Chile SA	3,239,902	342,750
Itau CorpBanca	20,080,596	202,595
Latam Airlines Group SA	43,898	526,832
Plaza SA	51,022	118,263
SACI Falabella	89,838	724,145
China - 24.3%		111,720,464
58.com, Inc., ADR (A)	6,220	394,348
AAC Technologies Holdings, Inc.	89,500	553,194
Agricultural Bank of China, Ltd., H Shares	2,616,000	1,230,204
Air China, Ltd., H Shares	402,000	398,583
Alibaba Group Holding, Ltd., ADR (A)	60,140	10,132,989
Aluminum Corp. of China, Ltd., H Shares (A)	692,000	254,869
Anhui Conch Cement Company, Ltd., H Shares	231,500	1,250,921
ANTA Sports Products, Ltd.	131,000	676,979
Baidu, Inc., ADR (A)	14,260	2,461,704
Bank of China, Ltd., H Shares	6,841,000	3,156,030
Bank of Communications Company, Ltd., H Shares	2,177,000	1,844,986
BeiGene, Ltd., ADR (A)	900	116,532
BYD Company, Ltd., H Shares	96,500	566,330
CGN Power Company, Ltd., H Shares (B)	1,063,000	277,715
China Cinda Asset Management Company, Ltd., H Shares	1,055,000	271,592
China CITIC Bank Corp., Ltd., H Shares	1,481,000	958,808
China Coal Energy Company, Ltd., H Shares	369,000	155,186
China Communications Construction Company, Ltd., H Shares	755,000	755,318
China Construction Bank Corp., H Shares	8,332,000	7,443,552
China Eastern Airlines Corp., Ltd., H Shares	316,000	192,901
China Everbright Bank Company, Ltd., H Shares	343,000	164,797
China Evergrande Group (C)	596,000	1,864,707
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	13

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
China Galaxy Securities Company, Ltd., H Shares	419,000	$216,263
China Huarong Asset Management Company, Ltd. , H Shares (B)	2,122,000	429,987
China Life Insurance Company, Ltd., H Shares	535,000	1,318,631
China Merchants Bank Company, Ltd., H Shares	408,000	1,778,276
China Merchants Securities Company, Ltd., H Shares (B)	39,600	54,101
China Minsheng Banking Corp., Ltd., H Shares	942,500	719,484
China Molybdenum Company, Ltd., H Shares	369,000	149,073
China Pacific Insurance Group Company, Ltd., H Shares	308,600	1,079,571
China Petroleum & Chemical Corp., H Shares	3,550,000	2,972,396
China Railway Construction Corp., H Shares	337,000	467,274
China Railway Group, Ltd., H Shares	460,000	429,123
China Reinsurance Group Corp., H Shares	477,000	107,598
China Resources Pharmaceutical Group, Ltd. (B)	121,500	172,494
China Shenhua Energy Company, Ltd., H Shares	650,500	1,641,442
China Southern Airlines Company, Ltd., H Shares	408,000	289,620
China Telecom Corp., Ltd., H Shares	2,436,000	1,316,304
China Vanke Company, Ltd., H Shares	222,800	897,254
CITIC Securities Company, Ltd., H Shares	247,500	502,778
CNOOC, Ltd.	2,760,000	4,614,832
Country Garden Holdings Company, Ltd.	1,181,000	1,667,641
CRRC Corp., Ltd., H Shares	383,000	384,625
CSPC Pharmaceutical Group, Ltd.	478,000	819,947
Ctrip.com International, Ltd., ADR (A)	34,760	1,157,508
Dongfeng Motor Group Company, Ltd., H Shares	316,000	330,631
ENN Energy Holdings, Ltd.	29,500	281,590
Fosun International, Ltd.	524,500	782,068
Fuyao Glass Industry Group Company, Ltd. , H Shares (B)	90,800	315,330
Geely Automobile Holdings, Ltd.	536,000	905,777
GF Securities Company, Ltd., H Shares	166,400	237,511
Great Wall Motor Company, Ltd., H Shares (C)	548,000	371,540
Guangzhou Automobile Group Company, Ltd., H Shares	370,000	399,862
Guotai Junan Securities Company, Ltd., H Shares (B)	58,800	125,293
Haitong Securities Company, Ltd., H Shares	320,400	360,142
Hengan International Group Company, Ltd.	123,500	969,529
Huaneng Power International, Inc., H Shares	898,000	563,060
Huatai Securities Company, Ltd., H Shares (B)	157,000	292,523
Huazhu Group, Ltd., ADR	8,900	282,575
Industrial & Commercial Bank of China, Ltd., H Shares	6,619,000	5,111,848
iQIYI, Inc., ADR (A)	6,160	123,939
JD.com, Inc., ADR (A)	64,980	1,614,753
Longfor Group Holdings, Ltd.	229,000	707,718
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Metallurgical Corp. of China, Ltd., H Shares	343,000	$93,982
Momo, Inc., ADR (A)	3,660	111,374
NetEase, Inc., ADR	9,300	2,342,949
New China Life Insurance Company, Ltd., H Shares	73,400	310,561
New Oriental Education & Technology Group, Inc., ADR (A)	8,420	648,677
Orient Securities Company, Ltd., H Shares (B)	63,200	44,379
PetroChina Company, Ltd., H Shares	2,670,000	1,721,768
PICC Property & Casualty Company, Ltd., H Shares	782,000	806,247
Ping An Insurance Group Company of China, Ltd., H Shares	687,000	6,645,252
Postal Savings Bank of China Company, Ltd., H Shares (B)	254,000	142,429
Shanghai Electric Group Company, Ltd., H Shares	310,000	108,249
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	44,000	133,738
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	89,000	189,417
Shenzhou International Group Holdings, Ltd.	74,400	875,634
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	568,000	268,556
Sinopharm Group Company, Ltd., H Shares	182,800	816,539
Sunac China Holdings, Ltd.	104,000	410,873
Sunny Optical Technology Group Company, Ltd.	58,600	575,791
TAL Education Group, ADR (A)	25,080	778,232
Tencent Holdings, Ltd.	405,900	17,898,151
The People's Insurance Company Group of China, Ltd., H Shares	790,000	326,201
Tingyi Cayman Islands Holding Corp.	380,000	528,834
Want Want China Holdings, Ltd.	1,116,000	900,287
Weibo Corp., ADR (A)	4,560	276,610
Weichai Power Company, Ltd., H Shares	389,000	520,537
Yum China Holdings, Inc.	37,040	1,350,108
Zijin Mining Group Company, Ltd., H Shares	1,082,000	402,646
ZTE Corp., H Shares (A)	89,800	180,591
ZTO Express Cayman, Inc., ADR	13,300	227,696
Hong Kong - 4.4%		20,301,722
Alibaba Health Information Technology, Ltd. (A)	214,000	195,817
Brilliance China Automotive Holdings, Ltd.	322,000	302,848
China Gas Holdings, Ltd.	329,200	1,046,751
China Mengniu Dairy Company, Ltd. (A)	305,000	942,594
China Mobile, Ltd.	747,000	7,834,899
China Overseas Land & Investment, Ltd.	488,000	1,834,657
China Resources Beer Holdings Company, Ltd.	152,000	532,708
China Resources Gas Group, Ltd.	76,000	297,348
China Resources Land, Ltd.	456,000	1,772,465
China Resources Power Holdings Company, Ltd.	402,000	804,338
14	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Hong Kong (continued)
China Taiping Insurance Holdings Company, Ltd.	212,600	$582,525
China Unicom Hong Kong, Ltd.	1,156,000	1,318,542
CITIC, Ltd.	755,000	1,141,155
Fullshare Holdings, Ltd. (A)(C)	375,000	85,068
Guangdong Investment, Ltd.	332,000	632,969
Shimao Property Holdings, Ltd.	110,000	311,214
Sino Biopharmaceutical, Ltd.	316,000	265,793
Sun Art Retail Group, Ltd.	404,500	400,031
India - 11.6%		53,548,069
Axis Bank, Ltd., GDR (A)	117,548	5,983,193
Dr. Reddy's Laboratories, Ltd., ADR	31,612	1,207,262
ICICI Bank, Ltd., ADR	650,544	6,642,054
Infosys, Ltd., ADR	1,190,100	12,853,080
Larsen & Toubro, Ltd., GDR	145,184	2,671,386
Reliance Industries, Ltd., GDR (B)	492,738	16,974,824
State Bank of India, GDR (A)	74,138	3,087,848
Tata Motors, Ltd., ADR (A)	151,178	1,975,896
Vedanta, Ltd., ADR	192,706	2,152,526
Indonesia - 2.8%		12,897,369
Adaro Energy Tbk PT	3,214,800	319,812
Astra International Tbk PT	2,440,500	1,475,915
Bank Central Asia Tbk PT	725,200	1,462,337
Bank Danamon Indonesia Tbk PT	434,500	282,981
Bank Mandiri Persero Tbk PT	2,317,600	1,235,722
Bank Negara Indonesia Persero Tbk PT	936,200	608,053
Bank Rakyat Indonesia Persero Tbk PT	6,263,100	1,725,742
Bukit Asam Tbk PT	165,900	51,174
Charoen Pokphand Indonesia Tbk PT	867,300	459,332
Gudang Garam Tbk PT	49,900	298,739
Indah Kiat Pulp & Paper Corp. Tbk PT	312,000	290,284
Indocement Tunggal Prakarsa Tbk PT	153,000	210,515
Indofood CBP Sukses Makmur Tbk PT	264,300	203,817
Indofood Sukses Makmur Tbk PT	937,600	520,050
Jasa Marga Persero Tbk PT	320,000	112,678
Kalbe Farma Tbk PT	2,326,600	266,420
Mayora Indah Tbk PT	813,800	150,267
Pabrik Kertas Tjiwi Kimia Tbk PT	40,500	39,058
Perusahaan Gas Negara Persero Tbk PT	2,410,200	443,315
Semen Indonesia Persero Tbk PT	458,500	415,923
Surya Citra Media Tbk PT	623,700	84,142
Telekomunikasi Indonesia Persero Tbk PT	5,701,000	1,591,261
United Tractors Tbk PT	286,400	527,296
XL Axiata Tbk PT (A)	789,000	122,536
Malaysia - 2.4%		10,883,008
AirAsia Group BHD	105,600	78,375
AMMB Holdings BHD	173,600	190,723
Astro Malaysia Holdings BHD	305,400	125,262
Axiata Group BHD	430,300	421,265
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Malaysia (continued)
CIMB Group Holdings BHD	374,000	$513,154
Dialog Group BHD	225,200	164,941
DiGi.Com BHD	270,000	307,178
Fraser & Neave Holdings Bhd	4,400	36,480
Gamuda BHD	174,200	117,381
Genting BHD	295,800	501,185
Genting Malaysia BHD	291,700	234,300
HAP Seng Consolidated BHD	57,700	138,756
Hartalega Holdings BHD	103,900	136,978
Hong Leong Bank BHD	59,900	301,840
Hong Leong Financial Group BHD	45,400	218,354
IHH Healthcare BHD	160,900	219,980
IOI Corp. BHD	261,600	296,982
IOI Properties Group BHD	157,000	59,795
Kuala Lumpur Kepong BHD	29,500	177,749
Lotte Chemical Titan Holding BHD (B)	97,000	99,937
Malayan Banking BHD	366,045	852,556
Malaysia Airports Holdings BHD	69,500	136,421
Maxis BHD	142,200	199,622
MISC BHD	123,300	204,095
Nestle Malaysia BHD	4,100	148,645
Petronas Chemicals Group BHD	199,100	410,741
Petronas Dagangan BHD	34,400	221,551
Petronas Gas BHD	35,500	156,699
PPB Group BHD	96,500	428,784
Press Metal Aluminium Holdings BHD	184,700	194,350
Public Bank BHD	157,900	955,264
RHB Bank BHD	129,300	171,411
Sime Darby BHD	439,900	240,570
Sime Darby Plantation BHD	126,500	159,669
SP Setia BHD Group	68,600	43,042
Telekom Malaysia BHD	207,200	147,205
Tenaga Nasional BHD	445,500	1,403,064
Top Glove Corp. BHD	102,800	120,971
Westports Holdings BHD	129,200	117,340
YTL Corp. BHD	857,900	230,393
Mexico - 2.9%		13,194,168
Alfa SAB de CV, Class A	580,800	736,521
America Movil SAB de CV, Series L	2,449,700	1,981,311
Arca Continental SAB de CV	34,600	201,746
Banco Santander Mexico SA, B Shares	195,500	293,020
Cemex SAB de CV (A)	1,788,000	974,423
Coca-Cola Femsa SAB de CV, Series L	37,300	234,229
El Puerto de Liverpool SAB de CV, Series C1	13,500	88,883
Fomento Economico Mexicano SAB de CV	160,600	1,468,574
Grupo Aeroportuario del Pacifico SAB de CV, Series B	39,500	357,193
Grupo Aeroportuario del Sureste SAB de CV, Class B	15,150	275,703
Grupo Bimbo SAB de CV, Series A	190,300	378,535
Grupo Carso SAB de CV, Series A1	38,000	149,777
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	15

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Mexico (continued)
Grupo Elektra SAB de CV	4,040	$220,384
Grupo Financiero Banorte SAB de CV, Series O	204,000	1,140,168
Grupo Financiero Inbursa SAB de CV, Series O	312,200	453,331
Grupo Mexico SAB de CV, Series B	609,600	1,457,985
Grupo Televisa SAB	263,700	664,230
Industrias Penoles SAB de CV	18,540	254,313
Infraestructura Energetica Nova SAB de CV	52,200	205,747
Mexichem SAB de CV	119,100	320,529
Wal-Mart de Mexico SAB de CV	506,700	1,337,566
Philippines - 1.5%		7,105,825
Aboitiz Equity Ventures, Inc.	154,860	190,938
Aboitiz Power Corp.	284,900	209,944
Ayala Corp.	34,740	618,000
Ayala Land, Inc.	503,400	428,919
Bank of the Philippine Islands	211,780	369,833
BDO Unibank, Inc.	199,120	515,855
DMCI Holdings, Inc.	731,900	176,690
Globe Telecom, Inc.	4,190	162,422
GT Capital Holdings, Inc.	13,080	267,825
International Container Terminal Services, Inc.	134,600	279,480
JG Summit Holdings, Inc.	334,520	415,021
Jollibee Foods Corp.	56,820	344,562
LT Group, Inc.	339,400	100,954
Manila Electric Company	32,180	225,896
Metro Pacific Investments Corp.	1,301,000	121,337
Metropolitan Bank & Trust Company	273,440	440,778
PLDT, Inc.	12,880	318,849
San Miguel Corp.	123,540	391,174
San Miguel Food and Beverage, Inc.	43,960	80,142
SM Investments Corp.	32,220	612,124
SM Prime Holdings, Inc.	747,300	546,385
Universal Robina Corp.	101,580	288,697
Poland - 1.2%		5,633,939
Alior Bank SA (A)	4,510	69,830
Bank Handlowy w Warszawie SA	3,114	57,942
Bank Millennium SA (A)	20,588	48,897
Bank Polska Kasa Opieki SA	11,000	327,602
CD Projekt SA (A)	3,478	177,944
Cyfrowy Polsat SA (A)	28,674	182,994
Grupa Lotos SA	13,508	338,277
ING Bank Slaski SA	2,204	113,593
Jastrzebska Spolka Weglowa SA (A)	3,580	65,842
KGHM Polska Miedz SA (A)	20,058	508,573
LPP SA	122	274,969
mBank SA	1,780	215,211
PGE Polska Grupa Energetyczna SA (A)	78,702	251,345
Polski Koncern Naftowy Orlen SA	37,042	1,044,336
Polskie Gornictwo Naftowe i Gazownictwo SA	216,034	443,860
Powszechna Kasa Oszczednosci Bank Polski SA	63,330	673,776
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Poland (continued)
Powszechny Zaklad Ubezpieczen SA	53,340	$641,462
Santander Bank Polska SA	1,962	197,486
Romania - 0.0%		189,247
NEPI Rockcastle PLC	20,020	189,247
Russia - 3.2%		14,748,855
Gazprom PJSC, ADR	570,018	2,783,968
Lukoil PJSC, ADR	32,230	2,584,846
MMC Norilsk Nickel PJSC, ADR	78,494	1,632,675
Novatek PJSC, GDR	10,616	1,948,036
Sberbank of Russia PJSC, ADR	287,244	3,899,337
Surgutneftegas PJSC, ADR	119,602	494,913
Tatneft PJSC, ADR	19,148	1,405,080
South Africa - 6.6%		30,570,800
Absa Group, Ltd.	85,772	1,194,409
Anglo American Platinum, Ltd.	8,614	414,147
AngloGold Ashanti, Ltd.	80,920	1,140,198
Aspen Pharmacare Holdings, Ltd.	34,092	373,239
Bid Corp., Ltd.	40,198	858,365
Capitec Bank Holdings, Ltd.	7,522	661,035
Clicks Group, Ltd.	14,740	218,712
Discovery, Ltd.	90,606	1,087,135
Exxaro Resources, Ltd.	18,280	212,045
FirstRand, Ltd.	529,760	2,770,162
Growthpoint Properties, Ltd.	239,226	468,176
Investec, Ltd.	37,812	248,072
Kumba Iron Ore, Ltd.	9,078	231,663
Mr. Price Group, Ltd.	34,496	579,699
MTN Group, Ltd.	277,682	1,821,150
Naspers, Ltd., N Shares	22,868	5,238,788
Nedbank Group, Ltd.	50,794	1,093,851
Old Mutual, Ltd.	165,704	288,207
PSG Group, Ltd.	6,490	122,532
Redefine Properties, Ltd.	485,490	385,977
Sanlam, Ltd.	327,966	2,078,766
Sappi, Ltd.	86,136	506,430
Sasol, Ltd.	57,950	1,748,631
Shoprite Holdings, Ltd.	62,804	774,520
Standard Bank Group, Ltd.	203,310	2,987,600
The Bidvest Group, Ltd.	102,738	1,568,555
Tiger Brands, Ltd.	26,670	555,166
Vodacom Group, Ltd.	47,356	430,308
Woolworths Holdings, Ltd.	135,596	513,262
South Korea - 14.7%		67,853,193
Amorepacific Corp. (A)	2,124	346,476
AMOREPACIFIC Group (A)	3,580	220,402
BNK Financial Group, Inc. (A)	30,998	204,768
Celltrion Healthcare Company, Ltd. (A)	2,517	168,305
Celltrion, Inc. (A)	6,086	1,197,892
CJ CheilJedang Corp. (A)	1,698	522,685
16	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
CJ Corp. (A)	2,548	$275,948
CJ ENM Company, Ltd. (A)	606	115,628
CJ Logistics Corp. (A)	546	82,441
Coway Company, Ltd.	9,100	682,101
Daelim Industrial Company, Ltd. (A)	4,468	427,665
DB Insurance Company, Ltd.	9,524	594,902
Dongsuh Companies, Inc.	2,608	45,004
Doosan Bobcat, Inc. (A)	2,670	79,669
E-MART, Inc.	2,852	492,144
GS Engineering & Construction Corp.	3,518	148,764
GS Holdings Corp.	10,656	520,996
GS Retail Company, Ltd.	1,354	43,870
Hana Financial Group, Inc.	34,920	1,253,812
Hankook Tire Company, Ltd. (A)	13,628	511,976
Hanmi Pharm Company, Ltd. (A)	428	166,946
Hanmi Science Company, Ltd. (A)	1,800	118,582
Hanon Systems	18,118	208,431
Hanwha Chemical Corp.	12,880	259,880
Hanwha Corp. (A)	12,232	386,424
Hanwha Life Insurance Company, Ltd. (A)	34,232	132,295
HDC Hyundai Development Co-Engineering & Construction (A)	1,780	78,789
HLB, Inc. (A)	910	61,340
Hotel Shilla Company, Ltd.	2,084	143,472
Hyundai Engineering & Construction Company, Ltd. (A)	8,736	488,365
Hyundai Glovis Company, Ltd. (A)	2,366	301,957
Hyundai Heavy Industries Company, Ltd. (A)	3,700	460,567
Hyundai Heavy Industries Holdings Company, Ltd. (A)	1,092	352,337
Hyundai Marine & Fire Insurance Company, Ltd. (A)	12,900	433,034
Hyundai Mobis Company, Ltd. (A)	5,520	1,116,254
Hyundai Motor Company	14,538	1,692,060
Hyundai Steel Company	10,130	466,145
Industrial Bank of Korea	38,498	493,054
Kakao Corp.	1,638	146,186
Kangwon Land, Inc. (A)	10,940	334,301
KB Financial Group, Inc.	40,662	1,755,996
KCC Corp.	728	213,954
Kia Motors Corp.	30,956	1,011,325
Korea Aerospace Industries, Ltd. (A)	5,116	156,793
Korea Electric Power Corp.	29,622	918,491
Korea Gas Corp. (A)	4,570	222,206
Korea Investment Holdings Company, Ltd. (A)	4,550	262,944
Korea Zinc Company, Ltd. (A)	970	384,025
KT&G Corp.	8,614	767,220
LG Chem, Ltd.	3,034	1,003,471
LG Corp. (A)	16,236	1,133,813
LG Display Company, Ltd.	49,702	844,262
LG Electronics, Inc.	22,424	1,342,236
LG Household & Health Care, Ltd.	1,112	1,264,261
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
LG Innotek Company, Ltd.	1,092	$95,690
LG Uplus Corp.	46,366	629,242
Lotte Chemical Corp. (A)	3,276	883,297
Lotte Corp.	5,216	245,178
Lotte Shopping Company, Ltd. (A)	2,244	395,294
Medy-Tox, Inc.	491	228,588
Mirae Asset Daewoo Company, Ltd. (A)	40,946	279,315
NAVER Corp.	11,040	1,349,427
NCSoft Corp. (A)	1,698	714,971
Netmarble Corp. (A)(B)	3,054	293,693
NH Investment & Securities Company, Ltd. (A)	16,560	207,623
OCI Company, Ltd. (A)	606	58,277
Orange Life Insurance, Ltd. (B)	2,790	75,100
Orion Corp. (A)	1,578	160,970
Pan Ocean Company, Ltd. (A)	16,702	67,925
POSCO	8,008	1,972,042
POSCO Chemtech Company, Ltd.	546	29,198
Posco Daewoo Corp. (A)	5,338	95,951
S-1 Corp.	1,698	157,187
Samsung Biologics Company, Ltd. (A)(B)	639	229,148
Samsung C&T Corp.	4,914	529,978
Samsung Card Company, Ltd.	4,550	136,379
Samsung Electro-Mechanics Company, Ltd.	5,400	524,154
Samsung Electronics Company, Ltd.	430,250	17,845,717
Samsung Fire & Marine Insurance Company, Ltd.	4,792	1,175,766
Samsung Heavy Industries Company, Ltd. (A)	57,486	470,159
Samsung Life Insurance Company, Ltd.	10,170	807,092
Samsung SDI Company, Ltd.	5,096	1,023,643
Samsung SDS Company, Ltd.	1,456	292,469
Samsung Securities Company, Ltd.	7,582	227,940
Shinhan Financial Group Company, Ltd.	48,790	1,894,332
Shinsegae, Inc.	242	57,528
SK Holdings Company, Ltd.	4,246	1,005,546
SK Hynix, Inc.	52,126	3,462,105
SK Innovation Company, Ltd.	6,612	1,120,174
SK Telecom Company, Ltd.	4,488	1,040,672
S-Oil Corp.	4,550	427,336
Woori Bank	36,678	493,961
Yuhan Corp. (A)	436	93,262
Taiwan - 11.0%		50,562,010
Advantech Company, Ltd.	49,000	364,452
ASE Technology Holding Company, Ltd. (A)	430,000	839,803
Asia Cement Corp.	379,000	449,670
Asustek Computer, Inc.	84,000	645,281
AU Optronics Corp.	1,834,000	710,402
Catcher Technology Company, Ltd.	89,000	670,654
Cathay Financial Holdings Company, Ltd.	750,000	1,064,401
Chailease Holding Company, Ltd.	134,000	492,880
Chang Hwa Commercial Bank	1,047,000	610,039
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	17

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
Cheng Shin Rubber Industry Company, Ltd.	228,000	$320,238
China Development Financial Holding Corp.	2,426,000	788,096
China Life Insurance Company, Ltd.	503,000	454,348
China Steel Corp.	1,451,000	1,202,023
Chunghwa Telecom Company, Ltd.	241,000	839,380
Compal Electronics, Inc.	710,000	420,617
CTBC Financial Holding Company, Ltd.	2,147,000	1,446,638
Delta Electronics, Inc.	158,000	776,590
E.Sun Financial Holding Company, Ltd.	1,296,000	900,659
Eclat Textile Company, Ltd.	24,000	271,862
Far Eastern New Century Corp.	682,000	659,323
Far EasTone Telecommunications Company, Ltd.	201,000	468,454
Feng TAY Enterprise Company, Ltd.	43,000	269,437
First Financial Holding Company, Ltd.	1,255,000	833,358
Formosa Chemicals & Fibre Corp.	343,000	1,189,053
Formosa Petrochemical Corp.	142,000	496,883
Formosa Plastics Corp.	340,000	1,128,851
Foxconn Technology Company, Ltd.	150,000	289,048
Fubon Financial Holding Company, Ltd.	829,000	1,202,153
Globalwafers Company Ltd.	19,000	179,353
Hiwin Technologies Corp.	8,000	63,018
Hon Hai Precision Industry Company, Ltd.	1,055,800	2,405,677
Hotai Motor Company, Ltd.	46,000	438,716
Hua Nan Financial Holdings Company, Ltd.	1,277,000	766,911
Innolux Corp.	1,606,000	546,285
Inventec Corp.	348,000	267,897
Largan Precision Company, Ltd.	10,000	1,230,409
Lite-On Technology Corp.	369,000	543,504
MediaTek, Inc.	120,000	949,172
Mega Financial Holding Company, Ltd.	1,220,000	1,056,329
Nan Ya Plastics Corp.	592,000	1,470,293
Nanya Technology Corp.	61,000	119,333
Novatek Microelectronics Corp.	57,000	293,150
Pegatron Corp.	380,000	640,724
Pou Chen Corp.	522,000	625,282
President Chain Store Corp.	67,000	703,335
Quanta Computer, Inc.	190,000	345,719
Shin Kong Financial Holding Company, Ltd.	1,633,000	461,917
SinoPac Financial Holdings Company, Ltd.	1,772,000	596,983
Taishin Financial Holdings Company, Ltd.	1,791,000	792,852
Taiwan Cement Corp.	546,000	663,805
Taiwan Cooperative Financial Holding Company, Ltd.	1,127,000	678,662
Taiwan High Speed Rail Corp.	207,000	209,887
Taiwan Mobile Company, Ltd.	182,000	648,699
Taiwan Semiconductor Manufacturing Company, Ltd.	1,419,000	10,207,802
Uni-President Enterprises Corp.	570,000	1,334,017
United Microelectronics Corp.	2,599,000	960,196
Vanguard International Semiconductor Corp.	104,000	225,458
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
Walsin Technology Corp.	19,000	$105,757
Win Semiconductors Corp.	11,000	53,529
Winbond Electronics Corp.	115,000	55,027
Yageo Corp.	24,000	251,160
Yuanta Financial Holdings Company, Ltd.	1,566,000	866,559
Thailand - 3.2%		14,706,065
Advanced Info Service PCL	1,400	7,999
Advanced Info Service PCL, NVDR	121,700	695,317
Airports of Thailand PCL	3,000	6,626
Airports Of Thailand PCL, NVDR	273,000	602,929
Bangkok Bank PCL	600	4,129
Bangkok Bank PCL, NVDR	52,400	360,599
Bangkok Dusit Medical Services PCL	2,600	1,964
Bangkok Dusit Medical Services PCL, NVDR	240,900	181,971
Bangkok Expressway & Metro PCL	8,800	2,929
Bangkok Expressway & Metro PCL, NVDR	787,500	262,143
Bank of Ayudhya PCL	600	730
Bank Of Ayudhya PCL, NVDR	59,900	72,856
Banpu PCL	2,200	1,169
Banpu PCL, NVDR	198,600	105,522
Berli Jucker PCL	1,000	1,560
Berli Jucker PCL, NVDR	89,100	139,029
BTS Group Holdings PCL	6,000	1,920
BTS Group Holdings PCL, NVDR	548,800	175,658
Bumrungrad Hospital PCL	400	2,381
Bumrungrad Hospital PCL, NVDR	40,200	239,328
Central Pattana PCL	1,200	3,063
Central Pattana PCL, NVDR	115,400	294,572
Charoen Pokphand Foods PCL	5,800	5,059
Charoen Pokphand Foods PCL, NVDR	531,600	463,666
CP ALL PCL	5,600	13,936
CP ALL PCL, NVDR	509,200	1,267,194
Delta Electronics Thailand PCL	400	890
Delta Electronics Thailand PCL, NVDR	28,900	64,289
Electricity Generating PCL	400	3,354
Electricity Generating PCL, NVDR	27,400	229,777
Energy Absolute PCL	2,000	3,041
Energy Absolute PCL, NVDR	185,200	281,572
Global Power Synergy PCL	200	402
Global Power Synergy PCL, NVDR	14,700	29,525
Glow Energy PCL	800	2,362
Glow Energy PCL, NVDR	76,200	224,996
Gulf Energy Development PCL	200	557
Gulf Energy Development PCL, NVDR	17,300	48,175
Home Product Center PCL	5,400	2,696
Home Product Center PCL, NVDR	483,200	241,271
Indorama Ventures PCL	2,600	3,995
Indorama Ventures PCL, NVDR	234,800	360,739
Intouch Holdings PCL	1,000	1,736
Intouch Holdings PCL, NVDR	89,200	154,888
18	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Thailand (continued)
IRPC PCL	18,400	$3,386
IRPC PCL, NVDR	1,668,700	307,115
Kasikornbank PCL	1,400	8,962
Kasikornbank PCL, NVDR	133,300	853,325
Krung Thai Bank PCL	4,400	2,789
Krung Thai Bank PCL, NVDR	400,900	254,071
Land & Houses PCL	3,600	1,233
Land & Houses PCL, NVDR	327,000	111,992
Minor International PCL	2,000	2,481
Minor International PCL, NVDR	183,000	226,974
PTT Exploration & Production PCL	2,600	10,236
PTT Exploration & Production PCL, NVDR	241,900	952,347
PTT Global Chemical PCL	2,200	4,788
PTT Global Chemical PCL, NVDR	193,100	420,286
PTT PCL	16,400	25,459
PTT PCL, NVDR	1,482,800	2,301,858
Ratchaburi Electricity Generating Holding PCL	400	711
Ratchaburi Electricity Generating Holding PCL, NVDR	43,100	76,564
Siam Cement PCL, NVDR	35,500	531,776
Thai Beverage PCL	528,000	286,647
Thai Oil PCL	1,800	4,148
Thai Oil PCL, NVDR	164,900	380,021
Thai Union Group PCL	2,400	1,437
Thai Union Group PCL, NVDR	221,700	132,697
The Siam Cement PCL	400	5,992
The Siam Commercial Bank PCL	1,600	6,811
The Siam Commercial Bank PCL, NVDR	145,700	620,248
TMB Bank PCL	32,000	2,253
TMB Bank PCL, NVDR	2,895,400	203,885
Total Access Communication PCL	1,200	1,844
Total Access Communication PCL, NVDR	100,500	154,405
True Corp PCL	16,200	2,644
True Corp. PCL, NVDR	1,459,000	238,166
Turkey - 0.7%		3,214,024
Akbank TAS	298,829	408,762
Aselsan Elektronik Sanayi Ve Ticaret AS	10,578	52,523
BIM Birlesik Magazalar AS	26,974	470,334
Enka Insaat ve Sanayi AS	93,344	89,090
Eregli Demir ve Celik Fabrikalari TAS	133,766	219,416
Ford Otomotiv Sanayi AS	8,352	96,737
KOC Holding AS	73,198	244,658
Tupras Turkiye Petrol Rafinerileri AS	9,322	250,344
Turk Hava Yollari AO (A)	118,898	354,220
Turkcell Iletisim Hizmetleri AS	94,432	264,729
Turkiye Garanti Bankasi AS	235,282	411,842
Turkiye Is Bankasi AS, Class C	165,386	181,494
Turkiye Sise ve Cam Fabrikalari AS	76,022	99,729
Yapi ve Kredi Bankasi AS (A)	186,188	70,146
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
United Kingdom - 0.1%		$347,495

Mondi, Ltd.	14,054	347,495

PREFERRED SECURITIES - 2.6%		$11,690,797
(Cost $10,544,128)
Brazil - 2.5%		11,304,513
Banco Bradesco SA	243,800	3,029,095
Braskem SA, A Shares	19,000	272,576
Centrais Eletricas Brasileiras SA, B Shares (A)	19,900	222,337
Cia Brasileira de Distribuicao	17,700	472,674
Gerdau SA	94,200	404,697
Itau Unibanco Holding SA	297,950	3,171,874
Lojas Americanas SA	68,300	395,048
Petroleo Brasileiro SA	384,500	2,699,986
Telefonica Brasil SA	47,600	636,226
Chile - 0.1%		377,848
Embotelladora Andina SA, B Shares	17,754	68,985
Sociedad Quimica y Minera de Chile SA, B Shares	7,218	308,863
South Korea - 0.0%		8,436

CJ Corp. (A)(D)	256	8,436

SECURITIES LENDING COLLATERAL - 0.3%		$1,530,026
(Cost $1,529,487)
John Hancock Collateral Trust, 2.5450% (E)(F)	152,900	1,530,026
Total investments (Multifactor Emerging Markets ETF) (Cost $437,579,653) - 99.9%		$460,208,273
Other assets and liabilities, net - 0.1%		607,870
Total net assets - 100.0%		$460,816,143

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 1-31-19. The value of securities on loan amounted to $1,436,759.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 1-31-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 1-31-19:
Financials	27.0%
Information technology	13.7%
Communication services	12.1%
Energy	11.8%
Consumer discretionary	8.5%
Materials	8.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	19

MULTIFACTOR EMERGING MARKETS ETF (continued)

Consumer staples	5.9%
Industrials	5.4%
Utilities	2.8%
Real estate	2.7%
Health care	1.7%
Short-term investments and other	0.4%
TOTAL	100.0%
MULTIFACTOR ENERGY ETF

As of 1-31-19 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.8%		$21,487,668
(Cost $25,388,432)
Energy – 97.7%		21,035,667
Energy equipment and services – 10.4%
Baker Hughes, a GE Company LLC	4,280	100,880
Core Laboratories NV (A)	1,670	112,658
Halliburton Company	16,092	504,645
Helmerich & Payne, Inc.	3,794	212,426
National Oilwell Varco, Inc.	13,809	407,089
Schlumberger, Ltd.	9,208	407,086
TechnipFMC PLC	15,968	366,625
Transocean, Ltd. (A)(B)	15,373	131,747
Oil, gas and consumable fuels – 87.3%
Anadarko Petroleum Corp.	9,390	444,429
Antero Resources Corp. (B)	8,625	86,768
Apache Corp.	18,795	616,852
Cabot Oil & Gas Corp.	9,697	241,940
Centennial Resource Development, Inc., Class A (A)(B)	4,903	64,573
Cheniere Energy, Inc. (B)	6,308	414,120
Chevron Corp.	13,449	1,541,928
Cimarex Energy Company	2,994	225,568
Concho Resources, Inc. (B)	7,209	863,927
ConocoPhillips	16,324	1,104,972
Continental Resources, Inc. (B)	3,432	158,455
Delek US Holdings, Inc.	2,481	80,657
Devon Energy Corp.	19,043	507,496
Diamondback Energy, Inc.	6,995	721,324
EOG Resources, Inc.	6,908	685,274
EQT Corp. (A)	11,112	216,351
Equitrans Midstream Corp. (B)	8,887	185,027
Exxon Mobil Corp.	17,976	1,317,281
Hess Corp.	7,749	418,446
HollyFrontier Corp.	8,572	482,946
Kinder Morgan, Inc.	36,329	657,555
Marathon Oil Corp.	42,612	672,843
Marathon Petroleum Corp.	20,045	1,328,182
Murphy Oil Corp.	9,449	258,430
Newfield Exploration Company (B)	6,265	114,524
Noble Energy, Inc.	27,117	605,794
Oasis Petroleum, Inc. (B)	9,423	56,726
MULTIFACTOR ENERGY ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Occidental Petroleum Corp.	8,278	$552,805
ONEOK, Inc.	12,853	825,291
Parsley Energy, Inc., Class A (B)	7,827	145,426
PBF Energy, Inc., Class A	5,593	204,816
Phillips 66	5,155	491,839
Pioneer Natural Resources Company	4,824	686,552
Tallgrass Energy LP	1,518	36,174
Targa Resources Corp.	6,628	285,070
The Williams Companies, Inc.	15,040	405,027
Valero Energy Corp.	9,553	838,944
Whiting Petroleum Corp. (B)	3,180	91,043
WPX Energy, Inc. (B)	12,817	157,136
Information technology – 0.7%		151,264
Semiconductors and semiconductor equipment – 0.7%
First Solar, Inc. (B)	2,990	151,264
Utilities – 1.4%		300,737
Electric utilities – 1.4%
OGE Energy Corp.	7,344	300,737

SECURITIES LENDING COLLATERAL – 1.7%		$352,449
(Cost $352,341)
John Hancock Collateral Trust, 2.5450% (C)(D)	35,221	352,449

SHORT-TERM INVESTMENTS – 0.3%		$72,610
(Cost $72,610)
Money market funds – 0.3%		72,610
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3198% (C)	72,610	72,610
Total investments (Multifactor Energy ETF) (Cost $25,813,383) 101.8%		$21,912,727
Other assets and liabilities, net (1.8%)		(391,389)
Total net assets 100.0%		$21,521,338

Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 1-31-19. The value of securities on loan amounted to $338,264.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 1-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
20	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR FINANCIALS ETF

As of 1-31-19 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.8%		$52,588,917
(Cost $52,398,049)
Communication services – 0.8%		417,895
Interactive media and services – 0.2%
Zillow Group, Inc., Class A (A)	708	24,645
Zillow Group, Inc., Class C (A)(B)	1,881	66,004
Media – 0.6%
GCI Liberty, Inc., Class A (A)	2,020	102,818
Liberty Broadband Corp., Series A (A)	437	37,044
Liberty Broadband Corp., Series C (A)	2,204	187,384
Financials – 89.8%		47,291,475
Banks – 32.8%
Associated Banc-Corp	2,303	49,860
Bank of America Corp.	73,601	2,095,420
Bank OZK	2,495	75,698
BankUnited, Inc.	2,795	94,499
BB&T Corp.	10,226	499,029
BOK Financial Corp.	582	48,370
Chemical Financial Corp.	1,278	56,820
CIT Group, Inc.	4,357	201,250
Citigroup, Inc.	25,325	1,632,450
Citizens Financial Group, Inc.	14,490	491,501
Comerica, Inc.	4,205	331,102
Commerce Bancshares, Inc.	3,239	193,692
Cullen/Frost Bankers, Inc.	1,536	149,422
East West Bancorp, Inc.	3,898	196,147
Fifth Third Bancorp	24,692	662,239
First Citizens BancShares, Inc., Class A	235	95,770
First Hawaiian, Inc.	1,087	27,969
First Horizon National Corp.	6,717	98,606
First Republic Bank	3,495	337,722
FNB Corp.	6,713	78,206
Hancock Whitney Corp.	2,107	86,556
Home BancShares, Inc.	2,388	43,724
Huntington Bancshares, Inc.	28,400	376,016
IBERIABANK Corp.	1,279	94,505
JPMorgan Chase & Co.	20,158	2,086,353
KeyCorp	27,486	452,694
M&T Bank Corp.	3,203	527,022
PacWest Bancorp	3,115	120,208
People's United Financial, Inc.	8,762	143,522
Pinnacle Financial Partners, Inc.	1,201	64,578
Popular, Inc.	2,529	138,109
Prosperity Bancshares, Inc.	1,993	141,782
Regions Financial Corp.	33,225	504,023
Signature Bank	1,382	175,942
Sterling Bancorp	2,676	51,486
SunTrust Banks, Inc.	7,110	422,476
SVB Financial Group (A)	1,387	323,698
Synovus Financial Corp.	3,097	109,696
MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
TCF Financial Corp.	2,129	$47,179
Texas Capital Bancshares, Inc. (A)	1,135	66,136
The PNC Financial Services Group, Inc.	4,046	496,323
U.S. Bancorp	13,205	675,568
Umpqua Holdings Corp.	5,508	97,381
United Bankshares, Inc.	978	34,592
Valley National Bancorp	5,043	50,985
Webster Financial Corp.	2,448	131,898
Wells Fargo & Company	39,294	1,921,870
Western Alliance Bancorp (A)	2,992	132,486
Wintrust Financial Corp.	1,267	90,134
Zions Bancorp NA	5,509	262,173
Capital markets – 20.9%
Affiliated Managers Group, Inc.	1,419	148,924
Ameriprise Financial, Inc.	4,159	526,529
Ares Management Corp., Class A (B)	948	19,775
BGC Partners, Inc., Class A	5,119	31,687
BlackRock, Inc.	929	385,609
Cboe Global Markets, Inc.	2,078	193,815
CME Group, Inc.	3,337	608,268
E*TRADE Financial Corp.	7,253	338,425
Eaton Vance Corp.	3,530	135,976
Evercore, Inc., Class A	927	82,920
FactSet Research Systems, Inc.	1,218	266,291
Franklin Resources, Inc.	8,694	257,429
Interactive Brokers Group, Inc., Class A	1,586	79,934
Intercontinental Exchange, Inc.	6,773	519,895
Invesco, Ltd.	12,014	218,895
Janus Henderson Group PLC	3,918	85,530
Lazard, Ltd., Class A	3,014	119,927
LPL Financial Holdings, Inc.	2,015	141,796
MarketAxess Holdings, Inc.	976	209,616
Moody's Corp.	2,094	331,920
Morgan Stanley	14,587	617,030
Morningstar, Inc.	613	76,104
MSCI, Inc.	2,557	435,380
Nasdaq, Inc.	2,933	258,221
Northern Trust Corp.	5,818	514,660
Raymond James Financial, Inc.	3,510	282,555
S&P Global, Inc.	3,450	661,193
SEI Investments Company	4,023	191,253
State Street Corp.	4,219	299,127
Stifel Financial Corp.	1,350	64,625
T. Rowe Price Group, Inc.	6,117	571,695
TD Ameritrade Holding Corp.	4,160	232,752
The Bank of New York Mellon Corp.	15,158	793,067
The Charles Schwab Corp.	10,473	489,822
The Goldman Sachs Group, Inc.	3,941	780,357
Virtu Financial, Inc., Class A	533	13,618
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	21

MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Consumer finance – 7.1%
Ally Financial, Inc.	19,173	$499,648
American Express Company	6,688	686,858
Capital One Financial Corp.	9,631	776,162
Credit Acceptance Corp. (A)	239	95,127
Discover Financial Services	10,264	692,717
Green Dot Corp., Class A (A)	532	39,379
OneMain Holdings, Inc. (A)	2,825	84,439
Santander Consumer USA Holdings, Inc.	5,636	107,422
SLM Corp.	10,488	112,326
Synchrony Financial	22,014	661,301
Diversified financial services – 5.2%
AXA Equitable Holdings, Inc.	2,104	39,008
Berkshire Hathaway, Inc., Class B (A)	11,106	2,282,727
Jefferies Financial Group, Inc.	7,676	159,738
Voya Financial, Inc.	5,162	239,672
Insurance – 22.9%
Aflac, Inc.	11,786	562,192
Alleghany Corp.	393	248,203
American Financial Group, Inc.	2,062	196,694
American International Group, Inc.	8,309	359,198
Aon PLC	3,399	531,026
Arch Capital Group, Ltd. (A)	8,106	237,911
Arthur J. Gallagher & Company	4,498	336,046
Assurant, Inc.	1,969	189,792
Assured Guaranty, Ltd.	4,694	190,389
Athene Holding, Ltd., Class A (A)	1,757	75,375
Axis Capital Holdings, Ltd.	2,641	141,426
Brighthouse Financial, Inc. (A)	1,952	72,888
Brown & Brown, Inc.	6,970	189,305
Chubb, Ltd.	3,267	434,676
Cincinnati Financial Corp.	3,420	277,430
CNA Financial Corp.	882	40,449
Enstar Group, Ltd. (A)	261	46,458
Erie Indemnity Company, Class A	744	108,907
Everest Re Group, Ltd.	1,155	253,003
Fidelity National Financial, Inc.	7,409	267,909
First American Financial Corp.	2,949	147,686
Kemper Corp.	553	41,575
Lincoln National Corp.	6,080	355,619
Loews Corp.	7,781	372,710
Markel Corp. (A)	246	259,163
Marsh & McLennan Companies, Inc.	6,650	586,464
MetLife, Inc.	9,386	428,659
Old Republic International Corp.	7,895	159,084
Primerica, Inc.	1,162	130,574
Principal Financial Group, Inc.	7,380	369,517
Prudential Financial, Inc.	5,780	532,569
Reinsurance Group of America, Inc.	2,087	301,467
RenaissanceRe Holdings, Ltd.	1,115	153,903
MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
The Allstate Corp.	5,230	$459,560
The Hanover Insurance Group, Inc.	1,197	136,506
The Hartford Financial Services Group, Inc.	11,811	554,172
The Progressive Corp.	7,655	515,105
The Travelers Companies, Inc.	5,159	647,661
Torchmark Corp.	2,819	236,119
Unum Group	7,618	264,802
W.R. Berkley Corp.	2,936	225,749
Willis Towers Watson PLC	2,524	410,882
Thrifts and mortgage finance – 0.9%
Essent Group, Ltd. (A)	2,154	85,622
MGIC Investment Corp. (A)	12,057	150,471
New York Community Bancorp, Inc.	11,405	132,526
Radian Group, Inc.	5,695	109,572
TFS Financial Corp. (B)	1,130	18,430
Health care – 0.1%		33,913
Health care providers and services – 0.1%
HealthEquity, Inc. (A)	544	33,913
Industrials – 1.3%		700,600
Professional services – 1.3%
Equifax, Inc.	3,132	335,187
IHS Markit, Ltd. (A)	7,038	365,413
Information technology – 7.8%		4,120,257
IT services – 7.8%
Black Knight, Inc. (A)	2,849	140,142
Mastercard, Inc., Class A	8,027	1,694,741
The Western Union Company	11,825	215,806
Visa, Inc., Class A	15,329	2,069,568
Real estate – 0.0%		24,777
Real estate management and development – 0.0%
Newmark Group, Inc., Class A	2,371	24,777

SECURITIES LENDING COLLATERAL – 0.2%		$94,041
(Cost $94,028)
John Hancock Collateral Trust, 2.5450% (C)(D)	9,398	94,041

SHORT-TERM INVESTMENTS – 0.2%		$108,539
(Cost $108,539)
Money market funds – 0.2%		108,539
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3198% (C)	108,539	108,539
Total investments (Multifactor Financials ETF) (Cost $52,600,616) 100.2%		$52,791,497
Other assets and liabilities, net (0.2%)		(123,582)
Total net assets 100.0%		$52,667,915

22	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR FINANCIALS ETF (continued)

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-19. The value of securities on loan amounted to $93,753.
(C)	The rate shown is the annualized seven-day yield as of 1-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR HEALTHCARE ETF

As of 1-31-19 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$69,574,517
(Cost $65,294,789)
Health care – 99.9%		69,574,517
Biotechnology – 18.1%
AbbVie, Inc.	15,996	1,284,319
Agios Pharmaceuticals, Inc. (A)(B)	1,469	78,738
Alexion Pharmaceuticals, Inc. (A)	8,510	1,046,390
Alkermes PLC (A)	4,109	135,063
Alnylam Pharmaceuticals, Inc. (A)	2,306	192,620
Amgen, Inc.	8,722	1,631,973
Biogen, Inc. (A)	3,654	1,219,632
BioMarin Pharmaceutical, Inc. (A)	4,538	445,495
Bluebird Bio, Inc. (A)	1,393	185,868
Celgene Corp. (A)	9,860	872,216
Exact Sciences Corp. (A)	2,634	237,271
Exelixis, Inc. (A)	11,169	263,253
FibroGen, Inc. (A)	1,683	95,510
Gilead Sciences, Inc.	27,437	1,920,864
Immunomedics, Inc. (A)(B)	2,279	33,706
Incyte Corp. (A)	2,493	200,911
Ionis Pharmaceuticals, Inc. (A)	2,740	158,920
Ligand Pharmaceuticals, Inc. (A)	438	51,728
Loxo Oncology, Inc. (A)	400	93,840
Neurocrine Biosciences, Inc. (A)	1,972	173,970
Regeneron Pharmaceuticals, Inc. (A)	1,833	786,852
Sage Therapeutics, Inc. (A)	1,164	165,975
Sarepta Therapeutics, Inc. (A)(B)	1,471	205,513
Seattle Genetics, Inc. (A)	2,521	192,680
Ultragenyx Pharmaceutical, Inc. (A)	1,002	49,419
United Therapeutics Corp. (A)	2,684	309,546
Vertex Pharmaceuticals, Inc. (A)	3,138	599,076
Health care equipment and supplies – 24.0%
Abbott Laboratories	22,091	1,612,201
ABIOMED, Inc. (A)	1,100	386,177
Align Technology, Inc. (A)	2,832	705,026
Baxter International, Inc.	10,375	752,084
Becton, Dickinson and Company	3,343	833,945
Boston Scientific Corp. (A)	27,045	1,031,767
Cantel Medical Corp.	1,261	102,671
DENTSPLY SIRONA, Inc.	9,245	387,828
DexCom, Inc. (A)	1,888	266,265
Edwards Lifesciences Corp. (A)	7,371	1,256,166
MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
Globus Medical, Inc., Class A (A)	2,654	$119,563
Haemonetics Corp. (A)	1,075	106,328
Hill-Rom Holdings, Inc.	3,490	349,070
Hologic, Inc. (A)	14,963	664,357
ICU Medical, Inc. (A)	477	118,678
IDEXX Laboratories, Inc. (A)	2,894	615,785
Inogen, Inc. (A)	329	49,748
Insulet Corp. (A)(B)	1,252	101,650
Integra LifeSciences Holdings Corp. (A)	2,452	116,127
Intuitive Surgical, Inc. (A)	1,099	575,480
LivaNova PLC (A)	1,816	167,653
Masimo Corp. (A)	1,697	211,090
Medtronic PLC	18,202	1,608,875
Neogen Corp. (A)	894	54,454
Penumbra, Inc. (A)	549	79,885
ResMed, Inc.	5,280	502,498
STERIS PLC	3,369	384,268
Stryker Corp.	4,611	818,775
Teleflex, Inc.	1,673	457,566
The Cooper Companies, Inc.	1,987	553,896
Varian Medical Systems, Inc. (A)	3,846	507,787
West Pharmaceutical Services, Inc.	2,717	294,170
Wright Medical Group NV (A)	2,085	62,217
Zimmer Biomet Holdings, Inc.	8,015	878,123
Health care providers and services – 26.6%
Amedisys, Inc. (A)	474	62,170
AmerisourceBergen Corp.	7,700	641,949
Anthem, Inc.	4,307	1,305,021
Cardinal Health, Inc.	15,768	787,927
Centene Corp. (A)	8,226	1,074,069
Chemed Corp.	611	182,041
Cigna Corp.	10,089	2,015,974
CVS Health Corp.	20,762	1,360,949
DaVita, Inc. (A)	7,252	407,055
Encompass Health Corp.	5,491	367,018
HCA Healthcare, Inc.	4,717	657,691
HealthEquity, Inc. (A)	454	28,302
Henry Schein, Inc. (A)	6,804	528,671
Humana, Inc.	3,455	1,067,560
Laboratory Corp. of America Holdings (A)	5,158	718,767
McKesson Corp.	5,724	734,103
MEDNAX, Inc. (A)	4,445	160,509
Molina Healthcare, Inc. (A)	3,048	405,323
Quest Diagnostics, Inc.	7,015	612,760
UnitedHealth Group, Inc.	15,267	4,125,143
Universal Health Services, Inc., Class B	5,219	691,674
WellCare Health Plans, Inc. (A)	2,129	588,626
Health care technology – 0.1%
Teladoc Health, Inc. (A)	1,300	83,460
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	23

MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Life sciences tools and services – 7.1%
Bio-Rad Laboratories, Inc., Class A (A)	870	$217,387
Bio-Techne Corp.	1,389	242,325
Bruker Corp.	4,571	160,259
Charles River Laboratories International, Inc. (A)	2,317	285,431
Illumina, Inc. (A)	2,222	621,693
IQVIA Holdings, Inc. (A)	7,231	932,871
PRA Health Sciences, Inc. (A)	2,056	217,874
Syneos Health, Inc. (A)	2,850	145,464
Thermo Fisher Scientific, Inc.	5,586	1,372,313
Waters Corp. (A)	3,109	718,863
Pharmaceuticals – 24.0%
Allergan PLC	6,440	927,231
Amneal Pharmaceuticals, Inc. (A)(B)	1,834	22,522
Bristol-Myers Squibb Company	20,320	1,003,198
Catalent, Inc. (A)	5,552	205,035
Elanco Animal Health, Inc. (A)(B)	888	25,912
Eli Lilly & Company	10,413	1,248,102
Jazz Pharmaceuticals PLC (A)	2,917	367,221
Johnson & Johnson	31,957	4,252,838
Merck & Company, Inc.	37,005	2,754,282
Mylan NV (A)	23,650	708,318
Nektar Therapeutics (A)	7,070	299,344
Perrigo Company PLC	4,955	230,160
Pfizer, Inc.	88,870	3,772,532
Zoetis, Inc.	10,133	873,059

SECURITIES LENDING COLLATERAL – 0.6%		$406,754
(Cost $406,740)
John Hancock Collateral Trust, 2.5450% (C)(D)	40,648	406,754

SHORT-TERM INVESTMENTS – 0.1%		$106,027
(Cost $106,027)
Money market funds – 0.1%		106,027
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3198% (C)	106,027	106,027
Total investments (Multifactor Healthcare ETF) (Cost $65,807,556) 100.6%		$70,087,298
Other assets and liabilities, net (0.6%)		(417,771)
Total net assets 100.0%		$69,669,527

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-19. The value of securities on loan amounted to $417,145.
(C)	The rate shown is the annualized seven-day yield as of 1-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR INDUSTRIALS ETF

As of 1-31-19 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$22,863,200
(Cost $22,267,777)
Consumer discretionary – 0.0%		3,913
Auto components – 0.0%
Garrett Motion, Inc. (A)	245	3,913
Health care – 3.3%		740,936
Health care equipment and supplies – 1.0%
Danaher Corp.	2,079	230,603
Life sciences tools and services – 2.3%
Agilent Technologies, Inc.	2,786	211,875
Mettler-Toledo International, Inc. (A)	289	184,428
PerkinElmer, Inc.	1,260	114,030
Industrials – 71.4%		16,326,988
Aerospace and defense – 12.8%
BWX Technologies, Inc.	900	41,778
Curtiss-Wright Corp.	432	49,041
General Dynamics Corp.	1,313	224,746
HEICO Corp.	351	29,660
HEICO Corp., Class A	646	45,239
Hexcel Corp.	1,014	68,658
Huntington Ingalls Industries, Inc.	524	108,180
L3 Technologies, Inc.	818	161,048
Lockheed Martin Corp.	789	228,565
Northrop Grumman Corp.	781	215,205
Raytheon Company	1,386	228,357
Spirit AeroSystems Holdings, Inc., Class A	1,522	126,935
Teledyne Technologies, Inc. (A)	369	82,737
Textron, Inc.	3,035	161,553
The Boeing Company	1,503	579,587
TransDigm Group, Inc. (A)	431	168,521
United Technologies Corp.	3,529	416,669
Air freight and logistics – 3.5%
C.H. Robinson Worldwide, Inc.	1,559	135,274
Expeditors International of Washington, Inc.	1,918	132,917
FedEx Corp.	1,155	205,093
United Parcel Service, Inc., Class B	2,349	247,585
XPO Logistics, Inc. (A)	1,242	75,489
Airlines – 5.1%
Alaska Air Group, Inc.	1,784	114,087
American Airlines Group, Inc.	3,869	138,394
Delta Air Lines, Inc.	5,291	261,534
JetBlue Airways Corp. (A)	4,003	72,014
Southwest Airlines Company	3,828	217,277
United Continental Holdings, Inc. (A)	4,252	371,072
Building products – 2.9%
Allegion PLC	933	80,107
AO Smith Corp.	1,379	65,999
Fortune Brands Home & Security, Inc.	1,552	70,306
Johnson Controls International PLC	4,457	150,513
24	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Building products (continued)
Lennox International, Inc.	394	$90,336
Masco Corp.	2,466	79,923
Owens Corning	1,316	68,945
Resideo Technologies, Inc. (A)	416	9,123
Trex Company, Inc. (A)	210	14,650
USG Corp.	990	42,719
Commercial services and supplies – 4.2%
ADT, Inc.	993	7,169
Cimpress NV (A)(B)	140	11,644
Cintas Corp.	942	176,634
Clean Harbors, Inc. (A)	79	4,678
Copart, Inc. (A)	2,356	119,284
KAR Auction Services, Inc.	1,621	84,308
Republic Services, Inc.	2,861	219,467
Rollins, Inc.	1,468	54,668
Stericycle, Inc. (A)	739	32,575
Waste Management, Inc.	2,595	248,264
Construction and engineering – 1.4%
AECOM (A)	1,560	47,752
Arcosa, Inc.	422	12,419
EMCOR Group, Inc.	639	41,682
Fluor Corp.	1,736	63,486
Jacobs Engineering Group, Inc.	1,301	84,305
Quanta Services, Inc.	1,971	69,655
Electrical equipment – 4.8%
Acuity Brands, Inc.	401	48,485
AMETEK, Inc.	2,382	173,648
Eaton Corp. PLC	2,486	189,558
Emerson Electric Company	3,541	231,829
GrafTech International, Ltd.	183	2,417
Hubbell, Inc.	595	65,051
nVent Electric PLC	1,842	46,087
Rockwell Automation, Inc.	1,382	234,277
Sensata Technologies Holding PLC (A)	1,987	94,383
Industrial conglomerates – 6.0%
3M Company	1,998	400,199
Carlisle Companies, Inc.	807	86,938
General Electric Company	26,443	268,661
Honeywell International, Inc.	2,473	355,197
Roper Technologies, Inc.	910	257,767
Machinery – 17.3%
AGCO Corp.	946	60,733
Allison Transmission Holdings, Inc.	1,646	80,111
Caterpillar, Inc.	2,314	308,132
Colfax Corp. (A)	787	19,478
Crane Company	444	36,745
Cummins, Inc.	1,639	241,113
Deere & Company	1,946	319,144
Donaldson Company, Inc.	1,578	74,608
MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Dover Corp.	1,903	$167,140
Flowserve Corp.	1,587	69,891
Fortive Corp.	2,857	214,246
Gardner Denver Holdings, Inc. (A)	685	16,899
Gates Industrial Corp. PLC (A)	455	6,784
Graco, Inc.	1,991	86,270
IDEX Corp.	783	107,944
Illinois Tool Works, Inc.	1,558	213,929
Ingersoll-Rand PLC	2,890	289,116
ITT, Inc.	1,045	54,925
Lincoln Electric Holdings, Inc.	704	60,854
Navistar International Corp. (A)	150	4,926
Nordson Corp.	559	72,469
Oshkosh Corp.	774	58,089
PACCAR, Inc.	4,514	295,757
Parker-Hannifin Corp.	1,487	245,072
Pentair PLC	1,960	80,732
Proto Labs, Inc. (A)	67	8,318
Snap-on, Inc.	630	104,574
Stanley Black & Decker, Inc.	1,533	193,833
The Middleby Corp. (A)	519	61,045
The Toro Company	1,067	63,487
Trinity Industries, Inc.	1,219	28,500
WABCO Holdings, Inc. (A)	591	67,510
Wabtec Corp. (B)	946	65,425
Woodward, Inc.	559	50,785
Xylem, Inc.	1,818	129,551
Marine – 0.2%
Kirby Corp. (A)	454	34,009
Professional services – 3.2%
ASGN, Inc. (A)	301	18,960
CoStar Group, Inc. (A)	265	103,546
Insperity, Inc.	153	16,322
ManpowerGroup, Inc.	902	71,285
Nielsen Holdings PLC	3,396	87,209
Robert Half International, Inc.	1,377	88,720
The Dun & Bradstreet Corp.	391	56,593
TransUnion	1,457	88,615
Verisk Analytics, Inc. (A)	1,655	194,314
Road and rail – 6.8%
AMERCO	98	35,541
CSX Corp.	3,326	218,518
Genesee & Wyoming, Inc., Class A (A)	588	46,170
J.B. Hunt Transport Services, Inc.	1,049	112,285
Kansas City Southern	1,230	130,073
Landstar System, Inc.	370	37,585
Norfolk Southern Corp.	1,822	305,622
Old Dominion Freight Line, Inc.	718	97,598
Ryder System, Inc.	906	52,466
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	25

MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Road and rail (continued)
Schneider National, Inc., Class B	572	$12,149
Union Pacific Corp.	3,210	510,615
Trading companies and distributors – 3.2%
Air Lease Corp.	1,157	43,897
Fastenal Company	3,053	184,584
HD Supply Holdings, Inc. (A)	1,925	80,735
MSC Industrial Direct Company, Inc., Class A	565	47,172
United Rentals, Inc. (A)	1,228	153,819
W.W. Grainger, Inc.	631	186,391
Watsco, Inc.	283	41,737
Information technology – 19.1%		4,362,240
Electronic equipment, instruments and components – 5.7%
Amphenol Corp., Class A	3,106	273,080
Arrow Electronics, Inc. (A)	1,179	89,545
Avnet, Inc.	1,634	67,321
Cognex Corp.	1,164	52,962
Coherent, Inc. (A)	176	20,803
Flex, Ltd. (A)	7,578	72,897
FLIR Systems, Inc.	1,442	70,485
IPG Photonics Corp. (A)	322	42,826
Jabil, Inc.	2,598	69,237
Keysight Technologies, Inc. (A)	1,680	124,354
Littelfuse, Inc.	190	33,387
National Instruments Corp.	975	43,115
TE Connectivity, Ltd.	2,125	172,019
Trimble, Inc. (A)	2,237	84,245
Zebra Technologies Corp., Class A (A)	529	91,834
IT services – 13.0%
Accenture PLC, Class A	2,146	329,518
Alliance Data Systems Corp.	621	110,283
Automatic Data Processing, Inc.	1,645	230,037
Booz Allen Hamilton Holding Corp.	1,613	79,247
Broadridge Financial Solutions, Inc.	1,359	137,028
Conduent, Inc. (A)	1,142	14,561
CoreLogic, Inc. (A)	829	30,093
Euronet Worldwide, Inc. (A)	465	53,480
Fidelity National Information Services, Inc.	2,002	209,269
First Data Corp., Class A (A)	4,107	101,238
Fiserv, Inc. (A)	2,354	195,217
FleetCor Technologies, Inc. (A)	872	175,978
Genpact, Ltd.	1,828	54,529
Global Payments, Inc.	1,425	159,999
Jack Henry & Associates, Inc.	884	118,058
MAXIMUS, Inc.	736	51,616
Paychex, Inc.	3,171	224,507
PayPal Holdings, Inc. (A)	2,794	247,995
Total System Services, Inc.	1,802	161,477
WEX, Inc. (A)	344	55,498
Worldpay, Inc., Class A (A)	2,647	220,972
MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment – 0.1%
Universal Display Corp. (B)	207	$21,493
Software – 0.0%
Pluralsight, Inc., Class A (A)	25	750
Technology hardware, storage and peripherals – 0.3%
Xerox Corp.	2,527	71,287
Materials – 6.0%		1,375,903
Chemicals – 0.8%
The Sherwin-Williams Company	433	182,518
Construction materials – 1.2%
Eagle Materials, Inc.	449	31,879
Martin Marietta Materials, Inc.	647	114,312
Vulcan Materials Company	1,328	134,991
Containers and packaging – 3.9%
AptarGroup, Inc.	764	75,728
Ball Corp.	3,443	180,000
Bemis Company, Inc.	1,222	59,682
Berry Global Group, Inc. (A)	1,470	72,398
Crown Holdings, Inc. (A)	1,358	69,258
Graphic Packaging Holding Company (B)	4,548	54,894
Packaging Corp. of America	1,265	119,315
Sealed Air Corp.	1,857	73,352
Sonoco Products Company	1,372	79,000
WestRock Company	2,493	101,490
Paper and forest products – 0.1%
Louisiana-Pacific Corp.	1,111	27,086
Utilities – 0.2%		53,220
Multi-utilities – 0.2%
MDU Resources Group, Inc.	2,070	53,220

SECURITIES LENDING COLLATERAL – 0.6%		$137,684
(Cost $137,630)
John Hancock Collateral Trust, 2.5450% (C)(D)	13,759	137,684

SHORT-TERM INVESTMENTS – 0.3%		$74,860
(Cost $74,860)
Money market funds – 0.3%		74,860
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3198% (C)	74,860	74,860
Total investments (Multifactor Industrials ETF) (Cost $22,480,267) 100.9%		$23,075,744
Other assets and liabilities, net (0.9%)		(198,564)
Total net assets 100.0%		$22,877,180

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-19. The value of securities on loan amounted to $132,727.
(C)	The rate shown is the annualized seven-day yield as of 1-31-19.
26	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR INDUSTRIALS ETF (continued)

(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR LARGE CAP ETF

As of 1-31-19 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.8%		$809,266,512
(Cost $773,550,653)
Communication services – 7.1%		57,747,924
Diversified telecommunication services – 1.3%
AT&T, Inc.	154,641	4,648,508
CenturyLink, Inc.	57,710	884,117
Verizon Communications, Inc.	84,689	4,662,976
Zayo Group Holdings, Inc. (A)	9,081	249,273
Entertainment – 1.5%
Activision Blizzard, Inc.	25,023	1,182,087
Electronic Arts, Inc. (A)	10,100	931,624
Liberty Media Corp.-Liberty Formula One, Series A (A)(B)	768	23,501
Liberty Media Corp.-Liberty Formula One, Series C (A)	7,307	229,221
Live Nation Entertainment, Inc. (A)	7,570	405,071
Netflix, Inc. (A)	6,646	2,256,317
Take-Two Interactive Software, Inc. (A)	3,745	395,285
The Madison Square Garden Company, Class A (A)	462	128,390
The Walt Disney Company	32,848	3,663,209
Twenty-First Century Fox, Inc., Class A	25,455	1,255,186
Twenty-First Century Fox, Inc., Class B	14,494	711,076
Viacom, Inc., Class A (B)	244	8,367
Viacom, Inc., Class B	25,294	744,149
World Wrestling Entertainment, Inc., Class A	372	30,630
Interactive media and services – 2.7%
Alphabet, Inc., Class A (A)	9,995	11,253,271
Alphabet, Inc., Class C (A)	1,646	1,837,545
ANGI Homeservices, Inc., Class A (A)	852	14,484
Facebook, Inc., Class A (A)	40,370	6,729,275
InterActiveCorp (A)	4,637	979,705
Match Group, Inc. (B)	1,679	89,810
Snap, Inc., Class A (A)(B)	2,553	17,054
TripAdvisor, Inc. (A)	5,156	295,851
Twitter, Inc. (A)	20,555	689,826
Zillow Group, Inc., Class A (A)	1,022	35,576
Zillow Group, Inc., Class C (A)(B)	3,688	129,412
Media – 1.5%
Altice USA, Inc., Class A (B)	2,685	52,733
CBS Corp., Class B	21,669	1,071,749
Charter Communications, Inc., Class A (A)	5,270	1,744,634
Comcast Corp., Class A	129,250	4,726,673
Discovery, Inc., Series A (A)	17,872	507,207
Discovery, Inc., Series C (A)	6,493	173,038
DISH Network Corp., Class A (A)	12,135	372,180
Liberty Broadband Corp., Series A (A)	605	51,286
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Media (continued)
Liberty Broadband Corp., Series C (A)	4,965	$422,124
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	7,675	305,312
News Corp., Class A	20,859	267,621
News Corp., Class B	5,706	73,779
Omnicom Group, Inc.	21,384	1,665,386
Sirius XM Holdings, Inc. (B)	54,947	320,341
The Interpublic Group of Companies, Inc.	31,503	716,693
Wireless telecommunication services – 0.1%
Sprint Corp. (A)	23,283	145,286
T-Mobile US, Inc. (A)	9,352	651,086
Consumer discretionary – 10.9%		88,493,651
Auto components – 0.5%
Aptiv PLC	19,727	1,560,998
Autoliv, Inc.	6,118	488,522
BorgWarner, Inc.	14,510	593,459
Garrett Motion, Inc. (A)(B)	1,793	28,634
Gentex Corp.	15,732	333,204
Lear Corp.	5,908	909,418
Automobiles – 0.5%
Ford Motor Company	122,908	1,081,590
General Motors Company	38,856	1,516,161
Harley-Davidson, Inc.	15,429	568,713
Tesla, Inc. (A)(B)	2,173	667,154
Distributors – 0.2%
Genuine Parts Company	10,749	1,072,965
LKQ Corp. (A)	16,807	440,680
Pool Corp.	1,103	165,351
Diversified consumer services – 0.1%
Bright Horizons Family Solutions, Inc. (A)	1,172	135,706
frontdoor, Inc. (A)	3,820	113,530
H&R Block, Inc.	1,809	42,674
Service Corp. International	11,920	511,606
ServiceMaster Global Holdings, Inc. (A)	7,618	297,026
Hotels, restaurants and leisure – 2.1%
Aramark	16,579	546,278
Caesars Entertainment Corp. (A)(B)	1,664	15,209
Carnival Corp.	15,332	882,817
Chipotle Mexican Grill, Inc. (A)	1,589	841,550
Darden Restaurants, Inc.	8,061	845,841
Domino's Pizza, Inc.	1,982	562,353
Dunkin' Brands Group, Inc.	877	59,978
Hilton Worldwide Holdings, Inc.	11,724	873,204
Hyatt Hotels Corp., Class A	1,902	132,969
Las Vegas Sands Corp.	13,574	792,179
Marriott International, Inc., Class A	10,355	1,185,958
McDonald's Corp.	16,039	2,867,452
MGM Resorts International	30,581	900,305
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	27

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Norwegian Cruise Line Holdings, Ltd. (A)	7,465	$383,925
Royal Caribbean Cruises, Ltd.	8,636	1,036,752
Starbucks Corp.	32,471	2,212,574
Vail Resorts, Inc.	1,889	355,623
Wyndham Hotels & Resorts, Inc.	8,809	432,434
Wynn Resorts, Ltd.	4,588	564,370
Yum! Brands, Inc.	13,969	1,312,807
Household durables – 0.7%
D.R. Horton, Inc.	22,372	860,203
Garmin, Ltd.	7,817	540,780
Leggett & Platt, Inc. (B)	8,495	347,955
Lennar Corp., A Shares	12,100	573,782
Lennar Corp., B Shares	799	30,458
Mohawk Industries, Inc. (A)	4,320	556,373
Newell Brands, Inc.	24,067	510,461
NVR, Inc. (A)	311	827,260
PulteGroup, Inc.	16,674	463,704
Roku, Inc. (A)(B)	229	10,294
Toll Brothers, Inc.	9,152	338,075
Whirlpool Corp.	5,611	746,319
Internet and direct marketing retail – 2.2%
Amazon.com, Inc. (A)	7,507	12,902,506
Booking Holdings, Inc. (A)	977	1,790,655
eBay, Inc. (A)	44,517	1,497,997
Expedia Group, Inc.	7,405	883,046
GrubHub, Inc. (A)	1,444	116,098
Qurate Retail, Inc. (A)	33,796	735,063
Wayfair, Inc., Class A (A)(B)	876	95,887
Leisure products – 0.1%
Brunswick Corp.	2,258	113,623
Hasbro, Inc.	9,353	847,008
Polaris Industries, Inc.	3,990	334,681
Multiline retail – 1.0%
Dollar General Corp.	18,701	2,158,656
Dollar Tree, Inc. (A)	15,803	1,530,204
Kohl's Corp.	16,629	1,142,246
Macy's, Inc.	28,996	762,595
Nordstrom, Inc. (B)	11,908	552,650
Target Corp.	23,123	1,687,979
Specialty retail – 2.6%
Advance Auto Parts, Inc.	4,433	705,734
AutoZone, Inc. (A)	1,232	1,043,923
Best Buy Company, Inc.	21,328	1,263,471
Burlington Stores, Inc. (A)	3,054	524,402
CarMax, Inc. (A)	12,565	738,571
Carvana Company (A)	122	4,532
Five Below, Inc. (A)	631	78,074
L Brands, Inc.	10,314	287,142
Lowe's Companies, Inc.	26,214	2,520,738
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
O'Reilly Automotive, Inc. (A)	4,836	$1,666,776
Ross Stores, Inc.	21,813	2,009,414
The Gap, Inc.	19,524	496,691
The Home Depot, Inc.	27,338	5,017,343
The TJX Companies, Inc.	43,069	2,141,821
Tiffany & Company	7,684	681,801
Tractor Supply Company	8,916	761,426
Ulta Beauty, Inc. (A)	3,797	1,108,420
Textiles, apparel and luxury goods – 0.9%
Capri Holdings, Ltd. (A)	10,322	438,479
Columbia Sportswear Company	308	27,471
Hanesbrands, Inc.	20,656	309,633
Lululemon Athletica, Inc. (A)	5,155	761,961
NIKE, Inc., Class B	31,534	2,582,004
PVH Corp.	4,340	473,537
Ralph Lauren Corp.	4,311	500,680
Tapestry, Inc.	15,726	608,753
Under Armour, Inc., Class A (A)(B)	7,267	150,718
Under Armour, Inc., Class C (A)	7,284	137,959
VF Corp.	13,825	1,163,650
Consumer staples – 6.3%		51,172,340
Beverages – 1.4%
Brown-Forman Corp., Class A	2,964	139,397
Brown-Forman Corp., Class B	16,774	792,572
Constellation Brands, Inc., Class A	6,184	1,073,913
Keurig Dr. Pepper, Inc.	994	27,057
Molson Coors Brewing Company, Class B	11,953	796,189
Monster Beverage Corp. (A)	14,276	817,158
PepsiCo, Inc.	32,403	3,650,846
The Coca-Cola Company	83,174	4,003,165
Food and staples retailing – 1.4%
Costco Wholesale Corp.	10,642	2,284,092
Sysco Corp.	21,261	1,357,515
The Kroger Company	63,053	1,786,291
US Foods Holding Corp. (A)	9,476	319,531
Walgreens Boots Alliance, Inc.	19,985	1,444,116
Walmart, Inc.	43,733	4,190,933
Food products – 1.6%
Archer-Daniels-Midland Company	26,946	1,209,875
Bunge, Ltd.	10,218	562,705
Campbell Soup Company (B)	13,128	465,125
Conagra Brands, Inc.	30,680	663,915
General Mills, Inc.	24,179	1,074,515
Hormel Foods Corp.	15,478	655,029
Ingredion, Inc.	5,297	524,403
Kellogg Company	12,088	713,313
Lamb Weston Holdings, Inc.	8,914	644,482
McCormick & Company, Inc.	8,480	1,048,467
28	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Food products (continued)
Mondelez International, Inc., Class A	38,520	$1,781,935
Post Holdings, Inc. (A)	3,644	338,236
The Hershey Company	10,917	1,158,294
The J.M. Smucker Company	6,703	703,011
The Kraft Heinz Company	10,128	486,752
Tyson Foods, Inc., Class A	13,405	830,038
Household products – 1.2%
Church & Dwight Company, Inc.	12,401	801,229
Colgate-Palmolive Company	18,208	1,177,693
Kimberly-Clark Corp.	9,702	1,080,609
The Clorox Company	9,032	1,340,168
The Procter & Gamble Company	53,757	5,185,938
Personal products – 0.2%
Coty, Inc., Class A	11,205	86,951
Herbalife Nutrition, Ltd. (A)	6,586	393,184
The Estee Lauder Companies, Inc., Class A	8,973	1,224,097
Tobacco – 0.5%
Altria Group, Inc.	44,389	2,190,597
Philip Morris International, Inc.	28,011	2,149,004
Energy – 5.0%		40,304,882
Energy equipment and services – 0.4%
Baker Hughes, a GE Company LLC	10,197	240,343
Halliburton Company	20,612	646,392
Helmerich & Payne, Inc.	2,273	127,265
National Oilwell Varco, Inc.	18,706	551,453
Schlumberger, Ltd.	23,810	1,052,640
TechnipFMC PLC	24,541	563,461
Oil, gas and consumable fuels – 4.6%
Anadarko Petroleum Corp.	16,183	765,941
Antero Resources Corp. (A)	15,724	158,183
Apache Corp.	19,603	643,370
Cabot Oil & Gas Corp.	19,844	495,108
Cheniere Energy, Inc. (A)	8,249	541,547
Chevron Corp.	48,395	5,548,487
Cimarex Energy Company	4,276	322,154
Concho Resources, Inc. (A)	8,411	1,007,974
ConocoPhillips	24,501	1,658,473
Continental Resources, Inc. (A)	5,375	248,164
Devon Energy Corp.	20,785	553,920
Diamondback Energy, Inc.	6,830	704,310
EOG Resources, Inc.	12,345	1,224,624
EQT Corp.	13,958	271,762
Equitrans Midstream Corp. (A)	11,166	232,476
Exxon Mobil Corp.	102,938	7,543,297
Hess Corp.	16,217	875,718
HollyFrontier Corp.	14,006	789,098
Kinder Morgan, Inc.	54,983	995,192
Marathon Oil Corp.	47,604	751,667
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Marathon Petroleum Corp.	42,349	$2,806,045
Noble Energy, Inc.	33,597	750,557
Occidental Petroleum Corp.	19,555	1,305,883
ONEOK, Inc.	17,993	1,155,331
Parsley Energy, Inc., Class A (A)	8,400	156,072
PBF Energy, Inc., Class A	1,961	71,812
Phillips 66	12,900	1,230,789
Pioneer Natural Resources Company	5,744	817,486
Tallgrass Energy LP	1,143	27,238
Targa Resources Corp.	7,604	327,048
The Williams Companies, Inc.	36,305	977,694
Valero Energy Corp.	23,475	2,061,575
WPX Energy, Inc. (A)	8,510	104,333
Financials – 14.1%		114,499,264
Banks – 5.3%
Bank of America Corp.	209,984	5,978,244
BB&T Corp.	25,497	1,244,254
BOK Financial Corp.	897	74,550
CIT Group, Inc.	11,924	550,770
Citigroup, Inc.	59,566	3,839,624
Citizens Financial Group, Inc.	29,651	1,005,762
Comerica, Inc.	11,233	884,486
Commerce Bancshares, Inc.	5,366	320,887
Cullen/Frost Bankers, Inc.	1,946	189,307
East West Bancorp, Inc.	8,430	424,198
Fifth Third Bancorp	60,994	1,635,859
First Horizon National Corp.	6,436	94,480
First Republic Bank	8,250	797,198
Huntington Bancshares, Inc.	60,463	800,530
JPMorgan Chase & Co.	82,764	8,566,074
KeyCorp	60,448	995,579
M&T Bank Corp.	8,870	1,459,470
PacWest Bancorp	6,390	246,590
People's United Financial, Inc.	18,673	305,864
Regions Financial Corp.	90,792	1,377,315
Signature Bank	2,711	345,137
SunTrust Banks, Inc.	22,626	1,344,437
SVB Financial Group (A)	2,753	642,495
Synovus Financial Corp.	3,694	130,841
The PNC Financial Services Group, Inc.	13,013	1,596,305
U.S. Bancorp	41,719	2,134,344
Webster Financial Corp.	938	50,539
Wells Fargo & Company	115,031	5,626,166
Western Alliance Bancorp (A)	3,738	165,519
Zions Bancorp NA	12,224	581,740
Capital markets – 3.2%
Affiliated Managers Group, Inc.	3,280	344,236
Ameriprise Financial, Inc.	12,205	1,545,153
BGC Partners, Inc., Class A	2,923	18,093
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	29

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
BlackRock, Inc.	2,274	$943,892
Cboe Global Markets, Inc.	4,305	401,527
CME Group, Inc.	8,566	1,561,410
E*TRADE Financial Corp.	15,674	731,349
Eaton Vance Corp.	5,646	217,484
FactSet Research Systems, Inc.	2,352	514,218
Franklin Resources, Inc. (B)	20,288	600,728
Intercontinental Exchange, Inc.	16,655	1,278,438
Invesco, Ltd.	24,222	441,325
Janus Henderson Group PLC	3,694	80,640
Lazard, Ltd., Class A	3,767	149,889
LPL Financial Holdings, Inc.	1,003	70,581
MarketAxess Holdings, Inc.	1,953	419,446
Moody's Corp.	6,021	954,389
Morgan Stanley	34,084	1,441,753
Morningstar, Inc.	206	25,575
MSCI, Inc.	5,902	1,004,934
Nasdaq, Inc.	7,344	646,566
Northern Trust Corp.	13,595	1,202,614
Raymond James Financial, Inc.	8,007	644,564
S&P Global, Inc.	10,300	1,973,995
SEI Investments Company	10,377	493,323
State Street Corp.	12,340	874,906
T. Rowe Price Group, Inc.	14,487	1,353,955
TD Ameritrade Holding Corp.	11,269	630,501
The Bank of New York Mellon Corp.	35,288	1,846,268
The Charles Schwab Corp.	31,244	1,461,282
The Goldman Sachs Group, Inc.	8,906	1,763,477
Consumer finance – 0.9%
Ally Financial, Inc.	39,038	1,017,330
American Express Company	19,886	2,042,292
Capital One Financial Corp.	22,522	1,815,048
Credit Acceptance Corp. (A)	281	111,844
Discover Financial Services	21,707	1,465,005
Santander Consumer USA Holdings, Inc.	8,198	156,254
Synchrony Financial	35,531	1,067,351
Diversified financial services – 1.2%
AXA Equitable Holdings, Inc.	2,019	37,432
Berkshire Hathaway, Inc., Class B (A)	42,314	8,697,220
Jefferies Financial Group, Inc.	16,904	351,772
Voya Financial, Inc.	9,894	459,378
Insurance – 3.5%
Aflac, Inc.	32,056	1,529,071
Alleghany Corp.	885	558,931
American Financial Group, Inc.	5,144	490,686
American International Group, Inc.	26,015	1,124,628
Aon PLC	10,389	1,623,073
Arch Capital Group, Ltd. (A)	19,358	568,157
Arthur J. Gallagher & Company	10,136	757,261
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Assurant, Inc.	643	$61,979
Athene Holding, Ltd., Class A (A)	1,969	84,470
Brown & Brown, Inc.	13,882	377,035
Chubb, Ltd.	8,983	1,195,188
Cincinnati Financial Corp.	9,232	748,900
CNA Financial Corp.	2,006	91,995
Erie Indemnity Company, Class A	1,288	188,537
Everest Re Group, Ltd.	2,816	616,845
Fidelity National Financial, Inc.	15,921	575,703
First American Financial Corp.	2,921	146,284
Lincoln National Corp.	17,036	996,436
Loews Corp.	19,136	916,614
Markel Corp. (A)	623	656,337
Marsh & McLennan Companies, Inc.	15,730	1,387,229
MetLife, Inc.	21,414	977,977
Old Republic International Corp.	13,935	280,790
Principal Financial Group, Inc.	22,007	1,101,890
Prudential Financial, Inc.	15,482	1,426,511
Reinsurance Group of America, Inc.	4,796	692,782
The Allstate Corp.	13,550	1,190,639
The Hartford Financial Services Group, Inc.	31,986	1,500,783
The Progressive Corp.	23,265	1,565,502
The Travelers Companies, Inc.	14,967	1,878,957
Torchmark Corp.	7,708	645,622
Unum Group	19,500	677,820
W.R. Berkley Corp.	7,021	539,845
Willis Towers Watson PLC	6,504	1,058,786
Health care – 13.6%		110,058,184
Biotechnology – 2.0%
AbbVie, Inc.	30,366	2,438,086
Alexion Pharmaceuticals, Inc. (A)	6,886	846,703
Alkermes PLC (A)	4,868	160,011
Alnylam Pharmaceuticals, Inc. (A)	1,779	148,600
Amgen, Inc.	17,344	3,245,236
Biogen, Inc. (A)	5,709	1,905,550
BioMarin Pharmaceutical, Inc. (A)	5,654	555,053
Bluebird Bio, Inc. (A)(B)	997	133,030
Celgene Corp. (A)	15,734	1,391,830
Exact Sciences Corp. (A)	898	80,892
Exelixis, Inc. (A)	7,591	178,920
Gilead Sciences, Inc.	35,493	2,484,865
Incyte Corp. (A)	4,639	373,857
Ionis Pharmaceuticals, Inc. (A)(B)	2,646	153,468
Neurocrine Biosciences, Inc. (A)	1,172	103,394
Regeneron Pharmaceuticals, Inc. (A)	1,850	794,150
Sage Therapeutics, Inc. (A)	623	88,834
Sarepta Therapeutics, Inc. (A)(B)	396	55,325
Seattle Genetics, Inc. (A)	2,877	219,889
Vertex Pharmaceuticals, Inc. (A)	5,877	1,121,978
30	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies – 3.2%
Abbott Laboratories	44,834	$3,271,985
ABIOMED, Inc. (A)	1,385	486,232
Align Technology, Inc. (A)	2,978	741,373
Baxter International, Inc.	17,256	1,250,887
Becton, Dickinson and Company	7,113	1,774,409
Boston Scientific Corp. (A)	37,132	1,416,586
Danaher Corp.	14,809	1,642,614
DENTSPLY SIRONA, Inc.	13,107	549,839
DexCom, Inc. (A)	631	88,990
Edwards Lifesciences Corp. (A)	11,288	1,923,701
Hill-Rom Holdings, Inc.	1,576	157,632
Hologic, Inc. (A)	20,369	904,384
ICU Medical, Inc. (A)	130	32,344
IDEXX Laboratories, Inc. (A)	5,412	1,151,565
Insulet Corp. (A)(B)	344	27,929
Intuitive Surgical, Inc. (A)	2,289	1,198,612
LivaNova PLC (A)	593	54,746
Masimo Corp. (A)	595	74,012
Medtronic PLC	28,744	2,540,682
ResMed, Inc.	8,322	792,005
STERIS PLC	4,351	496,275
Stryker Corp.	9,405	1,670,046
Teleflex, Inc.	2,167	592,675
The Cooper Companies, Inc.	2,613	728,400
Varian Medical Systems, Inc. (A)	6,437	849,877
West Pharmaceutical Services, Inc.	3,049	330,115
Zimmer Biomet Holdings, Inc.	10,803	1,183,577
Health care providers and services – 3.6%
AmerisourceBergen Corp.	10,751	896,311
Anthem, Inc.	9,259	2,805,477
Cardinal Health, Inc.	17,500	874,475
Centene Corp. (A)	10,905	1,423,866
Cigna Corp.	17,794	3,555,488
CVS Health Corp.	38,312	2,511,352
DaVita, Inc. (A)	14,425	809,675
Encompass Health Corp.	1,443	96,450
HCA Healthcare, Inc.	7,749	1,080,443
Henry Schein, Inc. (A)	12,420	965,034
Humana, Inc.	5,783	1,786,889
Laboratory Corp. of America Holdings (A)	8,974	1,250,527
McKesson Corp.	8,081	1,036,388
Molina Healthcare, Inc. (A)	587	78,059
Quest Diagnostics, Inc.	14,801	1,292,867
UnitedHealth Group, Inc.	24,839	6,711,498
Universal Health Services, Inc., Class B	8,394	1,112,457
WellCare Health Plans, Inc. (A)	2,590	716,083
Health care technology – 0.2%
athenahealth, Inc. (A)	1,641	221,108
Cerner Corp. (A)	19,925	1,094,082
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care technology (continued)
Veeva Systems, Inc., Class A (A)	3,050	$332,633
Life sciences tools and services – 1.2%
Agilent Technologies, Inc.	19,914	1,514,460
Bio-Rad Laboratories, Inc., Class A (A)	903	225,633
Bio-Techne Corp.	333	58,095
Charles River Laboratories International, Inc. (A)	1,140	140,437
Illumina, Inc. (A)	4,354	1,218,206
IQVIA Holdings, Inc. (A)	7,839	1,011,309
Mettler-Toledo International, Inc. (A)	1,734	1,106,569
PerkinElmer, Inc.	6,073	549,607
PRA Health Sciences, Inc. (A)	643	68,139
Thermo Fisher Scientific, Inc.	9,478	2,328,460
Waters Corp. (A)	5,234	1,210,205
Pharmaceuticals – 3.4%
Allergan PLC	6,509	937,166
Amneal Pharmaceuticals, Inc. (A)(B)	831	10,205
Bristol-Myers Squibb Company	28,674	1,415,635
Catalent, Inc. (A)	4,808	177,559
Eli Lilly & Company	22,060	2,644,112
Jazz Pharmaceuticals PLC (A)	3,290	414,178
Johnson & Johnson	60,611	8,066,112
Merck & Company, Inc.	62,795	4,673,832
Mylan NV (A)	28,918	866,094
Nektar Therapeutics (A)	3,648	154,456
Perrigo Company PLC	6,653	309,032
Pfizer, Inc.	141,807	6,019,707
Zoetis, Inc.	21,781	1,876,651
Industrials – 12.3%		99,998,158
Aerospace and defense – 2.5%
Arconic, Inc.	23,295	438,412
BWX Technologies, Inc.	2,806	130,255
Curtiss-Wright Corp.	990	112,385
General Dynamics Corp.	6,903	1,181,587
Harris Corp.	10,015	1,534,098
HEICO Corp. (B)	1,234	104,273
HEICO Corp., Class A	2,720	190,482
Hexcel Corp.	1,388	93,981
Huntington Ingalls Industries, Inc.	2,831	584,460
L3 Technologies, Inc.	5,537	1,090,125
Lockheed Martin Corp.	5,997	1,737,271
Northrop Grumman Corp.	5,302	1,460,966
Raytheon Company	9,432	1,554,016
Spirit AeroSystems Holdings, Inc., Class A	7,359	613,741
Teledyne Technologies, Inc. (A)	1,044	234,086
Textron, Inc.	18,196	968,573
The Boeing Company	11,054	4,262,643
TransDigm Group, Inc. (A)	2,416	944,656
United Technologies Corp.	24,836	2,932,387
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	31

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Air freight and logistics – 0.6%
C.H. Robinson Worldwide, Inc.	9,920	$860,758
Expeditors International of Washington, Inc.	11,974	829,798
FedEx Corp.	8,139	1,445,242
United Parcel Service, Inc., Class B	14,823	1,562,344
XPO Logistics, Inc. (A)	5,594	340,003
Airlines – 0.9%
Alaska Air Group, Inc.	9,314	595,630
American Airlines Group, Inc.	29,196	1,044,341
Delta Air Lines, Inc.	32,858	1,624,171
JetBlue Airways Corp. (A)	17,686	318,171
Southwest Airlines Company	28,156	1,598,135
United Continental Holdings, Inc. (A)	26,436	2,307,070
Building products – 0.5%
Allegion PLC	5,269	452,396
AO Smith Corp.	7,273	348,086
Fortune Brands Home & Security, Inc.	9,198	416,669
Johnson Controls International PLC	31,386	1,059,905
Lennox International, Inc.	2,131	488,596
Masco Corp.	16,462	533,533
Owens Corning	7,343	384,700
Resideo Technologies, Inc. (A)	2,906	63,729
USG Corp.	986	42,546
Commercial services and supplies – 0.8%
ADT, Inc. (B)	3,542	25,573
Cintas Corp.	7,099	1,331,133
Copart, Inc. (A)	10,802	546,905
KAR Auction Services, Inc.	8,471	440,577
Republic Services, Inc.	22,229	1,705,187
Rollins, Inc.	7,535	280,603
Waste Management, Inc.	18,587	1,778,218
Construction and engineering – 0.1%
Fluor Corp.	12,012	439,279
Jacobs Engineering Group, Inc.	7,546	488,981
Electrical equipment – 0.8%
Acuity Brands, Inc.	1,911	231,059
AMETEK, Inc.	14,761	1,076,077
Eaton Corp. PLC	16,729	1,275,586
Emerson Electric Company	22,326	1,461,683
Hubbell, Inc.	3,467	379,047
Rockwell Automation, Inc.	8,674	1,470,416
Sensata Technologies Holding PLC (A)	10,285	488,538
Industrial conglomerates – 1.1%
3M Company	14,133	2,830,840
Carlisle Companies, Inc.	4,318	465,178
General Electric Company	171,224	1,739,636
Honeywell International, Inc.	17,396	2,498,587
Roper Technologies, Inc.	5,923	1,677,749
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery – 2.7%
Allison Transmission Holdings, Inc.	9,127	$444,211
Caterpillar, Inc.	16,396	2,183,291
Cummins, Inc.	8,544	1,256,908
Deere & Company	13,895	2,278,780
Donaldson Company, Inc.	8,485	401,171
Dover Corp.	14,578	1,280,386
Flowserve Corp.	10,042	442,250
Fortive Corp.	15,859	1,189,266
Gardner Denver Holdings, Inc. (A)	924	22,795
Graco, Inc.	6,657	288,448
IDEX Corp.	4,669	643,668
Illinois Tool Works, Inc.	11,326	1,555,173
Ingersoll-Rand PLC	18,596	1,860,344
Lincoln Electric Holdings, Inc.	3,700	319,828
Nordson Corp.	2,737	354,825
PACCAR, Inc.	26,026	1,705,224
Parker-Hannifin Corp.	9,822	1,618,764
Pentair PLC	10,237	421,662
Snap-on, Inc.	3,734	619,807
Stanley Black & Decker, Inc.	10,561	1,335,333
The Middleby Corp. (A)	2,983	350,860
The Toro Company	5,491	326,715
WABCO Holdings, Inc. (A)	3,045	347,830
Wabtec Corp. (B)	4,883	337,708
Xylem, Inc.	9,804	698,633
Professional services – 0.6%
CoStar Group, Inc. (A)	1,449	566,182
Equifax, Inc.	9,251	990,042
IHS Markit, Ltd. (A)	8,452	438,828
ManpowerGroup, Inc.	6,111	482,952
Nielsen Holdings PLC	14,831	380,860
Robert Half International, Inc.	8,419	542,436
TransUnion	6,823	414,975
Verisk Analytics, Inc. (A)	9,337	1,096,257
Road and rail – 1.2%
AMERCO	502	182,055
CSX Corp.	25,755	1,692,104
J.B. Hunt Transport Services, Inc.	8,012	857,604
Kansas City Southern	7,335	775,676
Norfolk Southern Corp.	13,666	2,292,335
Old Dominion Freight Line, Inc.	4,102	557,585
Union Pacific Corp.	21,468	3,414,915
Trading companies and distributors – 0.5%
Fastenal Company	18,052	1,091,424
HD Supply Holdings, Inc. (A)	10,805	453,162
United Rentals, Inc. (A)	6,679	836,612
W.W. Grainger, Inc.	4,460	1,317,439
Watsco, Inc.	1,463	215,763
32	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology – 18.9%		$152,879,470
Communications equipment – 1.0%
Arista Networks, Inc. (A)	1,612	346,225
Cisco Systems, Inc.	114,320	5,406,193
CommScope Holding Company, Inc. (A)	12,899	269,718
F5 Networks, Inc. (A)	4,273	687,739
Juniper Networks, Inc.	25,925	672,495
Motorola Solutions, Inc.	9,332	1,091,004
Ubiquiti Networks, Inc. (B)	249	26,944
Electronic equipment, instruments and components – 1.2%
Amphenol Corp., Class A	22,747	1,999,916
Arrow Electronics, Inc. (A)	7,904	600,309
CDW Corp.	8,932	743,768
Cognex Corp.	4,570	207,935
Corning, Inc.	57,575	1,914,945
Dolby Laboratories, Inc., Class A	2,416	156,146
Flex, Ltd. (A)	50,712	487,849
FLIR Systems, Inc.	4,594	224,555
IPG Photonics Corp. (A)	1,616	214,928
Keysight Technologies, Inc. (A)	9,408	696,380
National Instruments Corp.	2,814	124,435
TE Connectivity, Ltd.	16,738	1,354,941
Trimble, Inc. (A)	13,743	517,561
Zebra Technologies Corp., Class A (A)	1,639	284,530
IT services – 4.8%
Accenture PLC, Class A	16,374	2,514,228
Akamai Technologies, Inc. (A)	11,160	726,516
Alliance Data Systems Corp.	4,250	754,758
Amdocs, Ltd.	11,978	669,331
Automatic Data Processing, Inc.	13,160	1,840,294
Black Knight, Inc. (A)	5,969	293,615
Booz Allen Hamilton Holding Corp.	6,343	311,632
Broadridge Financial Solutions, Inc.	7,150	720,935
Cognizant Technology Solutions Corp., Class A	21,125	1,471,990
DXC Technology Company	14,917	956,478
EPAM Systems, Inc. (A)	1,013	143,319
Fidelity National Information Services, Inc.	15,426	1,612,480
First Data Corp., Class A (A)	22,721	560,073
Fiserv, Inc. (A)	18,334	1,520,439
FleetCor Technologies, Inc. (A)	4,806	969,899
Gartner, Inc. (A)	4,594	624,279
Genpact, Ltd.	6,705	200,010
Global Payments, Inc.	7,600	853,328
GoDaddy, Inc., Class A (A)	3,615	248,097
IBM Corp.	21,346	2,869,329
Jack Henry & Associates, Inc.	4,673	624,079
Leidos Holdings, Inc.	8,499	492,942
Mastercard, Inc., Class A	22,464	4,742,824
Okta, Inc. (A)	506	41,710
Paychex, Inc.	19,300	1,366,440
PayPal Holdings, Inc. (A)	22,554	2,001,893
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
Sabre Corp.	12,084	$277,690
Square, Inc., Class A (A)	4,804	342,765
The Western Union Company	31,121	567,958
Total System Services, Inc.	12,935	1,159,105
Twilio, Inc., Class A (A)(B)	529	58,888
VeriSign, Inc. (A)	5,712	966,870
Visa, Inc., Class A	37,591	5,075,161
WEX, Inc. (A)	892	143,906
Worldpay, Inc., Class A (A)	12,341	1,030,227
Semiconductors and semiconductor equipment – 3.8%
Advanced Micro Devices, Inc. (A)	24,979	609,737
Analog Devices, Inc.	16,632	1,644,240
Applied Materials, Inc.	37,936	1,482,539
Broadcom, Inc.	9,257	2,483,190
Cypress Semiconductor Corp.	8,228	114,122
First Solar, Inc. (A)	1,001	50,641
Intel Corp.	145,163	6,840,081
KLA-Tencor Corp.	4,680	498,748
Lam Research Corp.	9,076	1,539,108
Marvell Technology Group, Ltd.	30,648	567,907
Maxim Integrated Products, Inc.	18,419	999,599
Microchip Technology, Inc. (B)	13,865	1,114,330
Micron Technology, Inc. (A)	58,264	2,226,850
Monolithic Power Systems, Inc.	240	30,374
NVIDIA Corp.	11,354	1,632,138
ON Semiconductor Corp. (A)	24,583	492,643
Qorvo, Inc. (A)	6,889	450,265
QUALCOMM, Inc.	37,518	1,857,891
Skyworks Solutions, Inc.	12,373	903,724
Teradyne, Inc.	9,432	339,458
Texas Instruments, Inc.	25,189	2,536,029
Xilinx, Inc.	19,000	2,126,860
Software – 4.7%
Adobe, Inc. (A)	8,248	2,044,019
ANSYS, Inc. (A)	4,787	786,743
Aspen Technology, Inc. (A)	1,249	120,691
Atlassian Corp. PLC, Class A (A)	2,339	230,158
Autodesk, Inc. (A)	5,519	812,397
Cadence Design Systems, Inc. (A)	15,272	733,514
CDK Global, Inc.	7,503	366,972
Citrix Systems, Inc.	9,803	1,005,200
DocuSign, Inc. (A)	70	3,462
Dropbox, Inc., Class A (A)	771	19,051
Fair Isaac Corp. (A)	388	87,378
Fortinet, Inc. (A)	4,618	353,600
Guidewire Software, Inc. (A)	1,878	162,785
Intuit, Inc.	9,561	2,063,455
Microsoft Corp.	147,466	15,399,874
Nutanix, Inc., Class A (A)	1,685	86,323
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	33

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Oracle Corp.	84,057	$4,222,183
Palo Alto Networks, Inc. (A)	2,637	566,480
Paycom Software, Inc. (A)(B)	965	143,052
Pivotal Software, Inc., Class A (A)	677	12,518
Proofpoint, Inc. (A)	309	31,478
PTC, Inc. (A)	3,361	284,979
Red Hat, Inc. (A)	8,639	1,536,360
RingCentral, Inc., Class A (A)	485	44,833
salesforce.com, Inc. (A)	9,409	1,429,886
ServiceNow, Inc. (A)	4,451	979,309
Splunk, Inc. (A)	4,238	529,072
SS&C Technologies Holdings, Inc.	11,084	570,715
Symantec Corp.	42,759	898,794
Synopsys, Inc. (A)	9,188	857,700
Tableau Software, Inc., Class A (A)	1,340	171,306
The Trade Desk, Inc., Class A (A)(B)	230	32,816
The Ultimate Software Group, Inc. (A)	909	248,221
Tyler Technologies, Inc. (A)	1,340	253,515
VMware, Inc., Class A	2,071	312,866
Workday, Inc., Class A (A)	3,685	668,938
Zendesk, Inc. (A)	833	56,252
Technology hardware, storage and peripherals – 3.4%
Apple, Inc.	125,260	20,848,266
Dell Technologies, Inc., Class C (A)	8,341	405,289
Hewlett Packard Enterprise Company	69,170	1,078,360
HP, Inc.	55,703	1,227,137
NetApp, Inc.	19,266	1,228,593
Pure Storage, Inc., Class A (A)	1,151	20,614
Seagate Technology PLC	25,043	1,108,904
Western Digital Corp.	23,123	1,040,304
Xerox Corp.	16,754	472,630
Materials – 3.5%		28,708,796
Chemicals – 2.0%
Air Products & Chemicals, Inc.	7,380	1,213,198
Albemarle Corp.	6,445	520,305
Axalta Coating Systems, Ltd. (A)	12,265	314,229
Celanese Corp.	10,158	972,730
CF Industries Holdings, Inc.	18,471	806,259
DowDuPont, Inc.	40,334	2,170,373
Eastman Chemical Company	12,117	976,873
Ecolab, Inc.	8,516	1,346,976
FMC Corp.	7,994	637,921
Huntsman Corp.	11,351	249,381
International Flavors & Fragrances, Inc.	5,146	729,600
Linde PLC	9,112	1,485,347
LyondellBasell Industries NV, Class A	11,734	1,020,506
PPG Industries, Inc.	12,077	1,273,399
RPM International, Inc.	8,726	498,778
The Chemours Company	5,707	204,025
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Chemicals (continued)
The Mosaic Company	19,620	$633,334
The Sherwin-Williams Company	3,145	1,325,680
Westlake Chemical Corp.	2,323	171,670
Construction materials – 0.2%
Martin Marietta Materials, Inc.	3,712	655,836
Vulcan Materials Company	7,726	785,348
Containers and packaging – 0.7%
AptarGroup, Inc.	3,011	298,450
Avery Dennison Corp.	4,855	507,105
Ball Corp.	22,279	1,164,746
Berry Global Group, Inc. (A)	6,956	342,583
Crown Holdings, Inc. (A)	8,347	425,697
International Paper Company	32,236	1,528,953
Packaging Corp. of America	6,851	646,186
Sealed Air Corp.	11,140	440,030
WestRock Company	12,866	523,775
Metals and mining – 0.6%
Alcoa Corp. (A)	10,327	306,505
Freeport-McMoRan, Inc.	92,279	1,074,128
Newmont Mining Corp.	29,662	1,011,771
Nucor Corp.	22,733	1,392,169
Reliance Steel & Aluminum Company	4,971	407,025
Southern Copper Corp.	3,115	104,726
Steel Dynamics, Inc.	14,845	543,179
Real estate – 3.5%		28,538,231
Equity real estate investment trusts – 3.3%
Alexandria Real Estate Equities, Inc.	3,931	517,752
American Campus Communities, Inc.	4,632	213,165
American Homes 4 Rent, Class A	7,584	167,682
American Tower Corp.	8,709	1,505,264
Apartment Investment & Management Company, Class A	6,598	326,733
AvalonBay Communities, Inc.	5,741	1,107,554
Boston Properties, Inc.	6,684	881,419
Camden Property Trust	3,804	368,798
Crown Castle International Corp.	9,720	1,137,823
CyrusOne, Inc.	933	50,569
Digital Realty Trust, Inc.	7,390	800,633
Douglas Emmett, Inc.	5,379	203,488
Duke Realty Corp.	15,082	440,998
Equinix, Inc.	2,043	804,942
Equity LifeStyle Properties, Inc.	3,228	341,781
Equity Residential	14,453	1,048,710
Essex Property Trust, Inc.	2,805	760,716
Extra Space Storage, Inc.	5,151	507,940
Federal Realty Investment Trust	3,045	403,676
Gaming and Leisure Properties, Inc.	7,366	276,225
HCP, Inc.	19,632	619,193
Healthcare Trust of America, Inc., Class A	3,034	86,226
34	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Host Hotels & Resorts, Inc.	32,482	$586,625
Invitation Homes, Inc.	5,698	128,148
Iron Mountain, Inc.	11,286	419,839
Kilroy Realty Corp.	4,046	285,081
Kimco Realty Corp.	17,783	302,489
Lamar Advertising Company, Class A	3,166	235,709
Liberty Property Trust	6,438	303,487
MGM Growth Properties LLC, Class A	2,362	73,222
Mid-America Apartment Communities, Inc.	4,222	427,604
National Retail Properties, Inc.	5,754	303,293
Omega Healthcare Investors, Inc.	7,580	304,640
Park Hotels & Resorts, Inc.	5,528	166,227
Prologis, Inc.	15,851	1,096,255
Public Storage	3,352	712,367
Realty Income Corp.	11,250	772,763
Regency Centers Corp.	5,161	335,465
SBA Communications Corp. (A)	6,488	1,184,255
Simon Property Group, Inc.	6,321	1,151,181
SL Green Realty Corp.	4,274	395,046
STORE Capital Corp.	1,793	57,950
Sun Communities, Inc.	2,744	301,593
The Macerich Company	6,142	283,515
UDR, Inc.	11,362	497,088
Ventas, Inc.	13,502	870,744
VEREIT, Inc.	35,536	287,131
VICI Properties, Inc.	4,699	101,169
Vornado Realty Trust	7,727	540,195
Welltower, Inc.	13,068	1,012,639
Weyerhaeuser Company	43,509	1,141,676
WP Carey, Inc.	4,297	321,802
Real estate management and development – 0.2%
CBRE Group, Inc., Class A (A)	18,241	834,526
Jones Lang LaSalle, Inc.	2,561	367,273
Newmark Group, Inc., Class A	1,397	14,599
The Howard Hughes Corp. (A)	1,363	151,348
Utilities – 4.6%		36,865,612
Electric utilities – 2.4%
Alliant Energy Corp.	13,905	618,355
American Electric Power Company, Inc.	23,139	1,830,758
Avangrid, Inc.	1,859	92,708
Duke Energy Corp.	16,909	1,484,272
Edison International	24,450	1,392,917
Entergy Corp.	14,297	1,275,149
Evergy, Inc.	12,896	739,199
Eversource Energy	19,421	1,348,012
Exelon Corp.	43,322	2,069,059
FirstEnergy Corp.	29,265	1,147,188
NextEra Energy, Inc.	10,734	1,921,171
OGE Energy Corp.	16,411	672,030
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Electric utilities (continued)
Pinnacle West Capital Corp.	8,588	$756,775
PPL Corp.	33,233	1,040,858
The Southern Company	26,828	1,303,841
Xcel Energy, Inc.	38,029	1,991,198
Gas utilities – 0.2%
Atmos Energy Corp.	5,638	550,438
UGI Corp.	12,034	686,299
Independent power and renewable electricity producers – 0.2%
AES Corp.	51,656	846,642
NRG Energy, Inc.	11,789	482,288
Vistra Energy Corp. (A)	8,483	213,008
Multi-utilities – 1.7%
Ameren Corp.	18,860	1,307,752
CenterPoint Energy, Inc.	32,438	1,002,983
CMS Energy Corp.	17,653	920,427
Consolidated Edison, Inc.	20,661	1,604,327
Dominion Energy, Inc.	23,405	1,643,967
DTE Energy Company	12,616	1,485,534
MDU Resources Group, Inc.	8,572	220,386
NiSource, Inc.	27,754	757,129
Public Service Enterprise Group, Inc.	39,896	2,176,327
Sempra Energy	7,119	832,781
Vectren Corp.	1,755	127,027
WEC Energy Group, Inc.	16,785	1,225,809
Water utilities – 0.1%
American Water Works Company, Inc.	9,494	908,291
Aqua America, Inc.	5,441	190,707

SECURITIES LENDING COLLATERAL – 0.5%		$3,976,488
(Cost $3,975,485)
John Hancock Collateral Trust, 2.5450% (C)(D)	397,383	3,976,488

SHORT-TERM INVESTMENTS – 0.1%		$937,579
(Cost $937,579)
Money market funds – 0.1%		937,579
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3198% (C)	937,579	937,579
Total investments (Multifactor Large Cap ETF) (Cost $778,463,717) 100.4%		$814,180,579
Other assets and liabilities, net (0.4%)		(3,591,720)
Total net assets 100.0%		$810,588,859

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-19. The value of securities on loan amounted to $3,925,674.
(C)	The rate shown is the annualized seven-day yield as of 1-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	35

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	3	Long	Mar 2019	$372,152	$405,675	$33,523
						$33,523
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
MULTIFACTOR MATERIALS ETF

As of 1-31-19 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$18,862,353
(Cost $19,603,683)
Energy – 1.1%		209,309
Oil, gas and consumable fuels – 1.1%
Peabody Energy Corp.	5,863	209,309
Industrials – 0.6%		100,838
Trading companies and distributors – 0.6%
Univar, Inc. (A)	4,841	100,838
Information technology – 1.0%		185,541
Semiconductors and semiconductor equipment – 1.0%
Versum Materials, Inc.	5,046	185,541
Materials – 97.3%		18,366,665
Chemicals – 63.6%
Air Products & Chemicals, Inc.	4,745	780,031
Albemarle Corp.	4,408	355,858
Ashland Global Holdings, Inc.	3,489	264,815
Axalta Coating Systems, Ltd. (A)	10,452	267,780
Celanese Corp.	6,783	649,540
CF Industries Holdings, Inc.	12,235	534,058
DowDuPont, Inc.	17,938	965,244
Eastman Chemical Company	7,375	594,573
Ecolab, Inc.	5,116	809,198
FMC Corp.	5,261	419,828
Huntsman Corp.	12,429	273,065
Ingevity Corp. (A)	1,924	180,991
International Flavors & Fragrances, Inc.	3,029	429,452
Linde PLC	6,686	1,089,885
LyondellBasell Industries NV, Class A	8,913	775,159
NewMarket Corp.	433	173,672
Olin Corp.	9,405	222,052
PPG Industries, Inc.	11,369	1,198,747
RPM International, Inc.	6,111	349,305
The Chemours Company	8,251	294,973
The Mosaic Company	20,799	671,392
The Scotts Miracle-Gro Company	1,991	148,031
Valvoline, Inc.	7,651	169,164
W.R. Grace & Company	3,137	222,758
Westlake Chemical Corp.	2,242	165,684
Containers and packaging – 7.9%
Avery Dennison Corp.	4,070	425,112
International Paper Company	22,441	1,064,377
MULTIFACTOR MATERIALS ETF (continued)

	Shares or Principal Amount	Value

Metals and mining – 25.8%
Alcoa Corp. (A)	12,631	$374,888
Freeport-McMoRan, Inc.	89,329	1,039,790
Newmont Mining Corp.	27,043	922,437
Nucor Corp.	18,649	1,142,065
Reliance Steel & Aluminum Company	4,044	331,123
Royal Gold, Inc.	2,638	230,482
Southern Copper Corp.	2,238	75,242
Steel Dynamics, Inc.	13,578	496,819
United States Steel Corp.	11,494	259,075

SHORT-TERM INVESTMENTS – 0.3%		$61,611
(Cost $61,611)
Money market funds – 0.3%		61,611
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3198% (B)	61,611	61,611
Total investments (Multifactor Materials ETF) (Cost $19,665,294) 100.3%		$18,923,964
Other assets and liabilities, net (0.3%)		(51,534)
Total net assets 100.0%		$18,872,430

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 1-31-19.
MULTIFACTOR MID CAP ETF

As of 1-31-19 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$847,973,312
(Cost $839,388,345)
Communication services – 2.9%		24,253,113
Diversified telecommunication services – 0.3%
CenturyLink, Inc.	88,673	1,358,470
Zayo Group Holdings, Inc. (A)	35,474	973,761
Entertainment – 0.9%
Cinemark Holdings, Inc.	24,215	990,878
Liberty Media Corp.-Liberty Formula One, Series A (A)(B)	1,360	41,616
Liberty Media Corp.-Liberty Formula One, Series C (A)	32,304	1,013,376
Lions Gate Entertainment Corp., Class A	5,859	107,630

36	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Entertainment (continued)
Lions Gate Entertainment Corp., Class B	14,926	$261,653
Live Nation Entertainment, Inc. (A)	23,734	1,270,006
Take-Two Interactive Software, Inc. (A)	13,154	1,388,405
The Madison Square Garden Company, Class A (A)	4,130	1,147,727
Viacom, Inc., Class A (B)	278	9,533
Viacom, Inc., Class B	35,286	1,038,114
World Wrestling Entertainment, Inc., Class A	2,398	197,451
Interactive media and services – 0.6%
ANGI Homeservices, Inc., Class A (A)	3,966	67,422
CarGurus, Inc. (A)	2,075	88,748
InterActiveCorp (A)	11,433	2,415,564
Match Group, Inc. (B)	8,019	428,936
TripAdvisor, Inc. (A)	13,027	747,489
Twitter, Inc. (A)	23,267	780,841
Zillow Group, Inc., Class A (A)	5,190	180,664
Zillow Group, Inc., Class C (A)(B)	12,208	428,379
Media – 1.1%
Altice USA, Inc., Class A	12,491	245,323
Cable One, Inc.	579	512,033
Discovery, Inc., Series A (A)(B)	16,049	455,471
Discovery, Inc., Series C (A)	29,122	776,101
GCI Liberty, Inc., Class A (A)(B)	13,051	664,296
Liberty Broadband Corp., Series A (A)	2,990	253,462
Liberty Broadband Corp., Series C (A)	11,118	945,252
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	14,578	579,913
News Corp., Class A	70,441	903,758
News Corp., Class B	22,361	289,128
Omnicom Group, Inc.	22,566	1,757,440
The Interpublic Group of Companies, Inc.	85,023	1,934,273
Consumer discretionary – 11.5%		97,227,472
Auto components – 1.1%
Aptiv PLC	19,406	1,535,597
Autoliv, Inc.	16,086	1,284,467
BorgWarner, Inc.	31,251	1,278,166
Gentex Corp.	57,437	1,216,516
Lear Corp.	14,263	2,195,504
The Goodyear Tire & Rubber Company	74,562	1,579,969
Veoneer, Inc. (A)(B)	13,757	410,096
Automobiles – 0.2%
Harley-Davidson, Inc.	35,525	1,309,452
Thor Industries, Inc.	8,598	559,902
Distributors – 0.5%
Genuine Parts Company	22,845	2,280,388
LKQ Corp. (A)	37,492	983,040
Pool Corp.	7,326	1,098,241
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Diversified consumer services – 0.7%
Bright Horizons Family Solutions, Inc. (A)	7,587	$878,499
frontdoor, Inc. (A)	13,543	402,498
Grand Canyon Education, Inc. (A)	6,102	567,120
H&R Block, Inc.	34,021	802,555
Service Corp. International	48,437	2,078,916
ServiceMaster Global Holdings, Inc. (A)	27,113	1,057,136
Weight Watchers International, Inc. (A)	3,148	100,736
Hotels, restaurants and leisure – 2.0%
Aramark	48,246	1,589,706
Caesars Entertainment Corp. (A)(B)	7,068	64,602
Chipotle Mexican Grill, Inc. (A)	2,784	1,474,434
Choice Hotels International, Inc. (B)	2,101	166,315
Darden Restaurants, Inc.	19,598	2,056,418
Domino's Pizza, Inc.	5,127	1,454,684
Dunkin' Brands Group, Inc.	17,492	1,196,278
Hyatt Hotels Corp., Class A	6,966	486,993
International Game Technology PLC	19,377	317,008
MGM Resorts International	59,268	1,744,850
Norwegian Cruise Line Holdings, Ltd. (A)	21,236	1,092,167
Planet Fitness, Inc., Class A (A)	4,878	282,534
Six Flags Entertainment Corp.	12,374	762,115
Texas Roadhouse, Inc.	4,395	267,392
Vail Resorts, Inc.	5,968	1,123,536
Wyndham Destinations, Inc.	16,730	705,002
Wyndham Hotels & Resorts, Inc.	18,084	887,744
Wynn Resorts, Ltd.	8,796	1,081,996
Household durables – 1.6%
D.R. Horton, Inc.	49,170	1,890,587
Garmin, Ltd.	17,430	1,205,807
Leggett & Platt, Inc. (B)	29,703	1,216,635
Lennar Corp., A Shares	35,180	1,668,236
Lennar Corp., B Shares	2,150	81,958
Mohawk Industries, Inc. (A)	8,397	1,081,450
NVR, Inc. (A)	671	1,784,860
PulteGroup, Inc.	59,258	1,647,965
Roku, Inc. (A)(B)	2,150	96,643
Toll Brothers, Inc.	29,795	1,100,627
Whirlpool Corp.	13,679	1,819,444
Internet and direct marketing retail – 0.5%
Etsy, Inc. (A)	5,996	327,681
Expedia Group, Inc.	11,054	1,318,190
GrubHub, Inc. (A)(B)	9,129	733,972
Qurate Retail, Inc. (A)	80,052	1,741,131
Stamps.com, Inc. (A)	680	126,534
Wayfair, Inc., Class A (A)(B)	3,034	332,102
Leisure products – 0.5%
Brunswick Corp.	16,527	831,639
Hasbro, Inc.	16,395	1,484,731
Mattel, Inc. (A)(B)	52,668	623,589
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	37

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Leisure products (continued)
Polaris Industries, Inc.	10,454	$876,882
Multiline retail – 1.0%
Dollar Tree, Inc. (A)	29,964	2,901,414
Kohl's Corp.	37,843	2,599,436
Macy's, Inc.	57,393	1,509,436
Nordstrom, Inc. (B)	22,546	1,046,360
Ollie's Bargain Outlet Holdings, Inc. (A)	2,380	186,045
Specialty retail – 2.2%
Advance Auto Parts, Inc.	9,507	1,513,514
American Eagle Outfitters, Inc.	4,796	101,292
AutoZone, Inc. (A)	1,034	876,150
Best Buy Company, Inc.	41,215	2,441,577
Burlington Stores, Inc. (A)	11,146	1,913,880
CarMax, Inc. (A)	28,766	1,690,865
Carvana Company (A)(B)	1,126	41,831
Five Below, Inc. (A)	4,085	505,437
Foot Locker, Inc.	26,039	1,455,320
L Brands, Inc.	14,222	395,940
Penske Automotive Group, Inc.	9,182	430,452
The Gap, Inc.	29,269	744,603
Tiffany & Company	12,813	1,136,897
Tractor Supply Company	20,128	1,718,931
Ulta Beauty, Inc. (A)	8,044	2,348,204
Urban Outfitters, Inc. (A)	5,332	172,224
Williams-Sonoma, Inc. (B)	19,524	1,062,691
Textiles, apparel and luxury goods – 1.2%
Capri Holdings, Ltd. (A)	26,171	1,111,744
Carter's, Inc.	10,803	895,569
Columbia Sportswear Company	4,770	425,436
Hanesbrands, Inc.	63,301	948,882
Lululemon Athletica, Inc. (A)	11,854	1,752,140
PVH Corp.	11,468	1,251,273
Ralph Lauren Corp.	9,408	1,092,645
Skechers U.S.A., Inc., Class A (A)	23,383	635,316
Tapestry, Inc.	30,241	1,170,629
Under Armour, Inc., Class A (A)(B)	19,588	406,255
Under Armour, Inc., Class C (A)	20,161	381,849
Consumer staples – 3.0%		25,481,580
Beverages – 0.4%
Brown-Forman Corp., Class A	1,262	59,352
Brown-Forman Corp., Class B	36,172	1,709,127
Molson Coors Brewing Company, Class B	18,147	1,208,772
National Beverage Corp. (B)	1,331	111,591
Food and staples retailing – 0.2%
Casey's General Stores, Inc.	1,280	164,710
US Foods Holding Corp. (A)	42,417	1,430,301
Food products – 1.7%
Bunge, Ltd.	20,627	1,135,929
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Food products (continued)
Campbell Soup Company (B)	20,241	$717,139
Conagra Brands, Inc.	62,100	1,343,844
Flowers Foods, Inc.	21,198	416,753
Hormel Foods Corp.	21,010	889,143
Ingredion, Inc.	15,853	1,569,447
Lamb Weston Holdings, Inc.	19,879	1,437,252
McCormick & Company, Inc.	15,136	1,871,415
Pilgrim's Pride Corp. (A)	14,972	303,333
Post Holdings, Inc. (A)	13,882	1,288,527
Seaboard Corp.	49	189,344
The Hershey Company	20,184	2,141,522
The J.M. Smucker Company	13,895	1,457,308
Household products – 0.5%
Church & Dwight Company, Inc.	27,191	1,756,811
Spectrum Brands Holdings, Inc.	5,165	288,620
The Clorox Company	15,621	2,317,844
Personal products – 0.2%
Coty, Inc., Class A	33,941	263,382
Herbalife Nutrition, Ltd. (A)	23,620	1,410,114
Energy – 3.7%		31,699,501
Energy equipment and services – 0.5%
Core Laboratories NV (B)	8,098	546,291
Helmerich & Payne, Inc.	27,158	1,520,576
National Oilwell Varco, Inc.	37,007	1,090,966
TechnipFMC PLC	51,584	1,184,369
Transocean, Ltd. (A)(B)	38,642	331,162
Oil, gas and consumable fuels – 3.2%
Antero Resources Corp. (A)	44,576	448,435
Apache Corp.	36,736	1,205,676
Cabot Oil & Gas Corp.	49,526	1,235,674
Centennial Resource Development, Inc., Class A (A)(B)	16,304	214,724
Cheniere Energy, Inc. (A)	17,745	1,164,959
Cimarex Energy Company	10,303	776,228
Concho Resources, Inc. (A)	20,792	2,491,713
Continental Resources, Inc. (A)	7,488	345,721
Devon Energy Corp.	22,076	588,325
Diamondback Energy, Inc.	22,625	2,333,090
EQT Corp.	29,474	573,859
Equitrans Midstream Corp. (A)	23,597	491,290
Hess Corp.	18,074	975,996
HollyFrontier Corp.	31,261	1,761,245
Marathon Oil Corp.	101,320	1,599,843
Marathon Petroleum Corp.	31,934	2,115,947
Murphy Oil Corp.	44,149	1,207,475
Newfield Exploration Company (A)	29,735	543,556
Noble Energy, Inc.	58,545	1,307,895
ONEOK, Inc.	33,194	2,131,387
Parsley Energy, Inc., Class A (A)	34,509	641,177
38	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
PBF Energy, Inc., Class A	10,080	$369,130
Peabody Energy Corp.	16,944	604,901
Tallgrass Energy LP	8,223	195,954
Targa Resources Corp.	18,114	779,083
Whiting Petroleum Corp. (A)	5,923	169,575
WPX Energy, Inc. (A)	61,442	753,279
Financials – 14.7%		125,028,534
Banks – 5.2%
Associated Banc-Corp	21,349	462,206
Bank OZK	23,319	707,498
BOK Financial Corp.	5,091	423,113
CIT Group, Inc.	36,296	1,676,512
Citizens Financial Group, Inc.	64,455	2,186,314
Comerica, Inc.	26,560	2,091,334
Commerce Bancshares, Inc.	24,218	1,448,236
Cullen/Frost Bankers, Inc.	11,321	1,101,307
East West Bancorp, Inc.	32,117	1,616,127
Fifth Third Bancorp	121,204	3,250,691
First Citizens BancShares, Inc., Class A	1,274	519,193
First Horizon National Corp.	45,913	674,003
First Republic Bank	21,425	2,070,298
FNB Corp.	41,346	481,681
Hancock Whitney Corp.	9,000	369,720
Huntington Bancshares, Inc.	171,390	2,269,204
IBERIABANK Corp.	7,411	547,599
KeyCorp	152,005	2,503,522
M&T Bank Corp.	13,239	2,178,345
PacWest Bancorp	25,698	991,686
People's United Financial, Inc.	67,610	1,107,452
Pinnacle Financial Partners, Inc.	9,948	534,904
Popular, Inc.	18,764	1,024,702
Prosperity Bancshares, Inc.	12,686	902,482
Regions Financial Corp.	179,909	2,729,220
Signature Bank	10,592	1,348,468
Sterling Bancorp	24,137	464,396
SVB Financial Group (A)	7,822	1,825,498
Synovus Financial Corp.	25,184	892,017
Texas Capital Bancshares, Inc. (A)	5,348	311,628
Umpqua Holdings Corp.	45,379	802,301
Webster Financial Corp.	17,454	940,422
Western Alliance Bancorp (A)	18,729	829,320
Wintrust Financial Corp.	9,508	676,399
Zions Bancorp NA	36,435	1,733,942
Capital markets – 2.9%
Affiliated Managers Group, Inc.	8,058	845,687
Ameriprise Financial, Inc.	18,253	2,310,830
Ares Management Corp., Class A (B)	5,143	107,283
BGC Partners, Inc., Class A	17,373	107,539
Cboe Global Markets, Inc.	12,498	1,165,688
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
E*TRADE Financial Corp.	45,676	$2,131,242
Eaton Vance Corp.	31,135	1,199,320
FactSet Research Systems, Inc.	9,157	2,001,995
Franklin Resources, Inc. (B)	10,204	302,140
Interactive Brokers Group, Inc., Class A	8,132	409,853
Invesco, Ltd.	50,404	918,361
Janus Henderson Group PLC	20,120	439,220
Lazard, Ltd., Class A	17,774	707,227
LPL Financial Holdings, Inc.	11,979	842,962
MarketAxess Holdings, Inc.	6,790	1,458,288
Morningstar, Inc.	1,278	158,664
MSCI, Inc.	14,718	2,506,034
Nasdaq, Inc.	18,116	1,594,933
Northern Trust Corp.	17,091	1,511,870
Raymond James Financial, Inc.	23,139	1,862,690
SEI Investments Company	23,245	1,105,067
T. Rowe Price Group, Inc.	9,264	865,813
Consumer finance – 0.6%
Ally Financial, Inc.	108,946	2,839,133
Credit Acceptance Corp. (A)	1,837	731,163
OneMain Holdings, Inc. (A)	12,310	367,946
Santander Consumer USA Holdings, Inc.	38,281	729,636
SLM Corp.	74,844	801,579
Diversified financial services – 0.4%
AXA Equitable Holdings, Inc.	7,048	130,670
Jefferies Financial Group, Inc.	57,446	1,195,451
Voya Financial, Inc.	38,266	1,776,690
Insurance – 5.3%
Alleghany Corp.	2,831	1,787,946
American Financial Group, Inc.	19,560	1,865,828
Arch Capital Group, Ltd. (A)	48,337	1,418,691
Arthur J. Gallagher & Company	26,492	1,979,217
Assurant, Inc.	15,327	1,477,370
Assured Guaranty, Ltd.	35,973	1,459,065
Athene Holding, Ltd., Class A (A)	27,291	1,170,784
Axis Capital Holdings, Ltd.	23,153	1,239,843
Brighthouse Financial, Inc. (A)	9,530	355,850
Brown & Brown, Inc.	54,994	1,493,637
Cincinnati Financial Corp.	19,859	1,610,962
CNA Financial Corp.	4,056	186,008
Enstar Group, Ltd. (A)	857	152,546
Erie Indemnity Company, Class A	4,754	695,891
Everest Re Group, Ltd.	6,936	1,519,331
Fidelity National Financial, Inc.	37,952	1,372,344
First American Financial Corp.	24,147	1,209,282
Kemper Corp.	3,541	266,212
Lincoln National Corp.	32,597	1,906,599
Loews Corp.	34,268	1,641,437
Markel Corp. (A)	1,453	1,530,750
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	39

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Old Republic International Corp.	59,473	$1,198,381
Primerica, Inc.	5,075	570,278
Principal Financial Group, Inc.	43,098	2,157,917
Reinsurance Group of America, Inc.	16,840	2,432,538
RenaissanceRe Holdings, Ltd.	9,878	1,363,460
The Hanover Insurance Group, Inc.	7,420	846,177
The Hartford Financial Services Group, Inc.	50,391	2,364,346
Torchmark Corp.	20,907	1,751,170
Unum Group	47,337	1,645,434
W.R. Berkley Corp.	28,222	2,169,990
Willis Towers Watson PLC	15,217	2,477,175
Thrifts and mortgage finance – 0.3%
Essent Group, Ltd. (A)	6,921	275,110
MGIC Investment Corp. (A)	61,008	761,380
New York Community Bancorp, Inc.	101,600	1,180,592
Radian Group, Inc.	27,636	531,717
TFS Financial Corp.	8,986	146,562
Health care – 11.8%		100,446,694
Biotechnology – 1.3%
Agios Pharmaceuticals, Inc. (A)(B)	4,118	220,725
Alkermes PLC (A)	22,356	734,842
Alnylam Pharmaceuticals, Inc. (A)	6,706	560,152
BioMarin Pharmaceutical, Inc. (A)	14,902	1,462,929
Bluebird Bio, Inc. (A)	5,293	706,245
Exact Sciences Corp. (A)	10,071	907,196
Exelixis, Inc. (A)	33,405	787,356
FibroGen, Inc. (A)	5,111	290,049
Immunomedics, Inc. (A)(B)	5,072	75,015
Ionis Pharmaceuticals, Inc. (A)(B)	14,140	820,120
Ligand Pharmaceuticals, Inc. (A)	1,364	161,088
Loxo Oncology, Inc. (A)	830	194,718
Neurocrine Biosciences, Inc. (A)	8,355	737,078
Sage Therapeutics, Inc. (A)	3,323	473,827
Sarepta Therapeutics, Inc. (A)(B)	2,342	327,201
Seattle Genetics, Inc. (A)(B)	9,427	720,506
United Therapeutics Corp. (A)	13,673	1,576,907
Health care equipment and supplies – 4.0%
ABIOMED, Inc. (A)	5,365	1,883,491
Align Technology, Inc. (A)	10,750	2,676,213
DENTSPLY SIRONA, Inc.	26,888	1,127,952
DexCom, Inc. (A)	8,706	1,227,807
Edwards Lifesciences Corp. (A)	26,476	4,512,040
Globus Medical, Inc., Class A (A)	10,144	456,987
Haemonetics Corp. (A)	3,307	327,095
Hill-Rom Holdings, Inc.	15,167	1,517,003
Hologic, Inc. (A)	50,433	2,239,225
ICU Medical, Inc. (A)	1,899	472,471
IDEXX Laboratories, Inc. (A)	11,089	2,359,517
Inogen, Inc. (A)	991	149,849
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
Insulet Corp. (A)(B)	4,521	$367,060
Integra LifeSciences Holdings Corp. (A)	7,630	361,357
LivaNova PLC (A)	5,984	552,443
Masimo Corp. (A)	7,821	972,854
Neogen Corp. (A)	2,943	179,258
Penumbra, Inc. (A)(B)	1,329	193,383
ResMed, Inc.	21,210	2,018,556
STERIS PLC	19,345	2,206,491
Teleflex, Inc.	7,047	1,927,355
The Cooper Companies, Inc.	7,965	2,220,323
Varian Medical Systems, Inc. (A)	20,131	2,657,896
West Pharmaceutical Services, Inc.	14,885	1,611,599
Health care providers and services – 3.1%
AmerisourceBergen Corp.	23,109	1,926,597
Cardinal Health, Inc.	22,985	1,148,560
Centene Corp. (A)	32,867	4,291,444
Chemed Corp.	1,341	399,538
DaVita, Inc. (A)	32,869	1,844,937
Encompass Health Corp.	23,813	1,591,661
HealthEquity, Inc. (A)	3,021	188,329
Henry Schein, Inc. (A)	26,205	2,036,129
Laboratory Corp. of America Holdings (A)	18,087	2,520,423
MEDNAX, Inc. (A)	24,158	872,345
Molina Healthcare, Inc. (A)	7,648	1,017,031
Premier, Inc., Class A (A)	14,247	566,888
Quest Diagnostics, Inc.	29,191	2,549,834
Universal Health Services, Inc., Class B	20,439	2,708,781
WellCare Health Plans, Inc. (A)	10,187	2,816,502
Health care technology – 0.7%
athenahealth, Inc. (A)	7,869	1,060,269
Cerner Corp. (A)	41,342	2,270,089
Medidata Solutions, Inc. (A)	5,708	405,040
Teladoc Health, Inc. (A)(B)	2,947	189,197
Veeva Systems, Inc., Class A (A)	15,203	1,658,039
Life sciences tools and services – 2.1%
Agilent Technologies, Inc.	31,155	2,369,338
Bio-Rad Laboratories, Inc., Class A (A)	4,803	1,200,126
Bio-Techne Corp.	6,914	1,206,216
Bruker Corp.	21,310	747,129
Charles River Laboratories International, Inc. (A)	11,862	1,461,280
IQVIA Holdings, Inc. (A)	14,278	1,842,005
Mettler-Toledo International, Inc. (A)	4,127	2,633,686
PerkinElmer, Inc.	23,633	2,138,787
PRA Health Sciences, Inc. (A)	9,074	961,572
Syneos Health, Inc. (A)	11,200	571,648
Waters Corp. (A)	12,344	2,854,180
Pharmaceuticals – 0.6%
Amneal Pharmaceuticals, Inc. (A)(B)	4,078	50,078
40	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Pharmaceuticals (continued)
Catalent, Inc. (A)	25,444	$939,647
Jazz Pharmaceuticals PLC (A)	14,756	1,857,633
Mylan NV (A)	51,466	1,541,407
Nektar Therapeutics (A)	12,378	524,085
Perrigo Company PLC	11,024	512,065
Industrials – 16.7%		141,957,210
Aerospace and defense – 2.5%
Arconic, Inc.	47,267	889,565
BWX Technologies, Inc.	17,018	789,976
Curtiss-Wright Corp.	7,815	887,159
Harris Corp.	21,702	3,324,312
HEICO Corp. (B)	5,988	505,986
HEICO Corp., Class A	9,185	643,226
Hexcel Corp.	20,774	1,406,608
Huntington Ingalls Industries, Inc.	8,162	1,685,045
L3 Technologies, Inc.	11,508	2,265,695
Spirit AeroSystems Holdings, Inc., Class A	20,427	1,703,612
Teledyne Technologies, Inc. (A)	6,647	1,490,390
Textron, Inc.	42,663	2,270,951
TransDigm Group, Inc. (A)	6,093	2,382,363
United Technologies Corp.	8,231	971,834
Air freight and logistics – 0.6%
C.H. Robinson Worldwide, Inc.	22,914	1,988,248
Expeditors International of Washington, Inc.	28,600	1,981,980
XPO Logistics, Inc. (A)	20,579	1,250,792
Airlines – 0.9%
Alaska Air Group, Inc.	25,670	1,641,597
JetBlue Airways Corp. (A)	81,604	1,468,056
United Continental Holdings, Inc. (A)	53,612	4,678,704
Building products – 1.1%
Allegion PLC	17,911	1,537,838
AO Smith Corp.	23,306	1,115,425
Fortune Brands Home & Security, Inc.	29,166	1,321,220
Lennox International, Inc.	7,786	1,785,174
Masco Corp.	31,313	1,014,854
Owens Corning	25,710	1,346,947
Trex Company, Inc. (A)	4,057	283,016
USG Corp.	19,732	851,436
Commercial services and supplies – 1.3%
ADT, Inc. (B)	17,389	125,549
Cimpress NV (A)(B)	1,794	149,207
Cintas Corp.	14,226	2,667,517
Copart, Inc. (A)	30,578	1,548,164
KAR Auction Services, Inc.	31,630	1,645,076
Republic Services, Inc.	43,336	3,324,305
Rollins, Inc.	21,994	819,057
Stericycle, Inc. (A)	11,468	505,509
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Construction and engineering – 0.7%
AECOM (A)	29,299	$896,842
Arcosa, Inc.	8,347	245,652
EMCOR Group, Inc.	10,137	661,237
Fluor Corp.	31,723	1,160,110
Jacobs Engineering Group, Inc.	23,172	1,501,546
Quanta Services, Inc.	38,159	1,348,539
Electrical equipment – 1.2%
Acuity Brands, Inc.	7,239	875,267
AMETEK, Inc.	35,643	2,598,375
GrafTech International, Ltd.	2,891	38,190
Hubbell, Inc.	15,084	1,649,134
nVent Electric PLC	27,168	679,743
Rockwell Automation, Inc.	17,653	2,992,537
Sensata Technologies Holding PLC (A)	37,259	1,769,803
Industrial conglomerates – 0.6%
Carlisle Companies, Inc.	13,847	1,491,737
Roper Technologies, Inc.	12,122	3,433,678
Machinery – 4.2%
AGCO Corp.	17,734	1,138,523
Allison Transmission Holdings, Inc.	32,239	1,569,072
Crane Company	8,574	709,584
Donaldson Company, Inc.	31,171	1,473,765
Dover Corp.	27,141	2,383,794
Flowserve Corp.	26,844	1,182,210
Gardner Denver Holdings, Inc. (A)	12,228	301,665
Gates Industrial Corp. PLC (A)	8,049	120,011
Graco, Inc.	32,154	1,393,233
IDEX Corp.	11,235	1,548,857
Ingersoll-Rand PLC	21,146	2,115,446
ITT, Inc.	12,579	661,152
Lincoln Electric Holdings, Inc.	12,124	1,047,999
Nordson Corp.	10,851	1,406,724
Oshkosh Corp.	15,047	1,129,277
Parker-Hannifin Corp.	21,111	3,479,304
Pentair PLC	29,340	1,208,515
Snap-on, Inc.	12,365	2,052,466
Stanley Black & Decker, Inc.	21,353	2,699,873
The Middleby Corp. (A)	11,055	1,300,289
The Toro Company	20,082	1,194,879
Trinity Industries, Inc.	25,223	589,714
WABCO Holdings, Inc. (A)	11,480	1,311,360
Wabtec Corp. (B)	17,058	1,179,731
Woodward, Inc.	10,350	940,298
Xylem, Inc.	26,525	1,890,172
Marine – 0.1%
Kirby Corp. (A)	6,676	500,099
Professional services – 1.4%
ASGN, Inc. (A)	3,382	213,032
CoStar Group, Inc. (A)	3,710	1,449,645
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	41

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Professional services (continued)
Equifax, Inc.	19,128	$2,047,079
Insperity, Inc.	2,684	286,329
ManpowerGroup, Inc.	16,386	1,294,986
Nielsen Holdings PLC	39,845	1,023,220
Robert Half International, Inc.	27,221	1,753,849
The Dun & Bradstreet Corp.	7,250	1,049,365
TransUnion	19,244	1,170,420
Verisk Analytics, Inc. (A)	16,925	1,987,164
Road and rail – 0.8%
AMERCO	1,948	706,462
Genesee & Wyoming, Inc., Class A (A)	11,112	872,514
J.B. Hunt Transport Services, Inc.	14,324	1,533,241
Kansas City Southern	15,090	1,595,768
Landstar System, Inc.	6,138	623,498
Old Dominion Freight Line, Inc.	9,652	1,311,996
Schneider National, Inc., Class B	12,232	259,808
Trading companies and distributors – 1.3%
Air Lease Corp.	19,172	727,386
Fastenal Company	35,649	2,155,339
HD Supply Holdings, Inc. (A)	38,192	1,601,772
MSC Industrial Direct Company, Inc., Class A	10,284	858,611
United Rentals, Inc. (A)	17,391	2,178,397
W.W. Grainger, Inc.	7,901	2,333,876
Watsco, Inc.	5,334	786,658
Information technology – 17.1%		145,340,611
Communications equipment – 1.3%
Arista Networks, Inc. (A)	5,776	1,240,569
ARRIS International PLC (A)	42,950	1,348,201
Ciena Corp. (A)	6,262	238,520
CommScope Holding Company, Inc. (A)	47,948	1,002,593
EchoStar Corp., Class A (A)	9,987	409,267
F5 Networks, Inc. (A)	14,091	2,267,946
Juniper Networks, Inc.	72,687	1,885,501
Motorola Solutions, Inc.	18,495	2,162,250
Ubiquiti Networks, Inc. (B)	4,988	539,751
Electronic equipment, instruments and components – 2.7%
Amphenol Corp., Class A	39,310	3,456,135
Arrow Electronics, Inc. (A)	28,891	2,194,271
Avnet, Inc.	32,114	1,323,097
CDW Corp.	28,285	2,355,292
Cognex Corp.	19,271	876,831
Coherent, Inc. (A)	3,758	444,196
Dolby Laboratories, Inc., Class A	13,079	845,296
Flex, Ltd. (A)	125,688	1,209,119
FLIR Systems, Inc.	29,189	1,426,758
IPG Photonics Corp. (A)	6,368	846,944
Jabil, Inc.	50,330	1,341,295
Keysight Technologies, Inc. (A)	24,143	1,787,065
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Littelfuse, Inc.	2,999	$526,984
National Instruments Corp.	20,290	897,224
SYNNEX Corp.	1,692	163,718
Trimble, Inc. (A)	36,184	1,362,689
Zebra Technologies Corp., Class A (A)	8,959	1,555,282
IT services – 4.3%
Akamai Technologies, Inc. (A)	32,642	2,124,994
Alliance Data Systems Corp.	8,047	1,429,067
Amdocs, Ltd.	33,369	1,864,660
Black Knight, Inc. (A)	18,036	887,191
Booz Allen Hamilton Holding Corp.	26,172	1,285,830
Broadridge Financial Solutions, Inc.	18,945	1,910,224
CACI International, Inc., Class A (A)	2,532	423,300
Conduent, Inc. (A)	12,288	156,672
EPAM Systems, Inc. (A)	8,645	1,223,095
Euronet Worldwide, Inc. (A)	10,236	1,177,242
First Data Corp., Class A (A)	49,553	1,221,481
FleetCor Technologies, Inc. (A)	10,304	2,079,450
Gartner, Inc. (A)	12,109	1,645,492
Genpact, Ltd.	37,899	1,130,527
Global Payments, Inc.	20,393	2,289,726
GoDaddy, Inc., Class A (A)	13,714	941,192
Jack Henry & Associates, Inc.	11,382	1,520,066
Leidos Holdings, Inc.	33,132	1,921,656
MAXIMUS, Inc.	14,116	989,955
Okta, Inc. (A)	3,130	258,006
Perspecta, Inc.	4,516	90,546
Sabre Corp.	51,736	1,188,893
The Western Union Company	66,473	1,213,132
Total System Services, Inc.	25,452	2,280,754
Twilio, Inc., Class A (A)(B)	2,732	304,126
VeriSign, Inc. (A)	11,395	1,928,832
WEX, Inc. (A)	6,069	979,112
Worldpay, Inc., Class A (A)	23,900	1,995,172
Semiconductors and semiconductor equipment – 3.2%
Advanced Micro Devices, Inc. (A)	56,677	1,383,486
Cree, Inc. (A)(B)	7,066	356,338
Cypress Semiconductor Corp.	68,988	956,864
Entegris, Inc.	24,326	803,974
First Solar, Inc. (A)	18,518	936,826
Integrated Device Technology, Inc. (A)	10,728	524,063
KLA-Tencor Corp.	15,872	1,691,479
Marvell Technology Group, Ltd.	100,058	1,854,075
Maxim Integrated Products, Inc.	44,807	2,431,676
Microchip Technology, Inc. (B)	27,931	2,244,814
MKS Instruments, Inc.	11,575	944,867
Monolithic Power Systems, Inc.	4,843	612,930
ON Semiconductor Corp. (A)	110,134	2,207,085
42	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Qorvo, Inc. (A)	24,871	$1,625,569
Skyworks Solutions, Inc.	28,709	2,096,905
Teradyne, Inc.	50,218	1,807,346
Universal Display Corp. (B)	3,456	358,836
Versum Materials, Inc.	5,146	189,218
Xilinx, Inc.	37,609	4,209,951
Software – 4.5%
2U, Inc. (A)(B)	4,895	278,281
ANSYS, Inc. (A)	14,108	2,318,650
Aspen Technology, Inc. (A)	9,761	943,205
Atlassian Corp. PLC, Class A (A)	7,158	704,347
Blackbaud, Inc.	6,970	499,052
Cadence Design Systems, Inc. (A)	41,794	2,007,366
CDK Global, Inc.	25,188	1,231,945
Ceridian HCM Holding, Inc. (A)	1,777	73,230
Citrix Systems, Inc.	22,404	2,297,306
DocuSign, Inc. (A)	838	41,439
Dropbox, Inc., Class A (A)	2,089	51,619
Fair Isaac Corp. (A)	6,509	1,465,827
Fortinet, Inc. (A)	18,558	1,420,986
Guidewire Software, Inc. (A)	10,766	933,197
HubSpot, Inc. (A)(B)	1,332	210,869
LogMeIn, Inc.	8,325	774,392
New Relic, Inc. (A)	1,681	170,874
Nuance Communications, Inc. (A)	56,546	897,385
Nutanix, Inc., Class A (A)	7,905	404,973
Palo Alto Networks, Inc. (A)	5,446	1,169,910
Paycom Software, Inc. (A)(B)	6,834	1,013,072
Pegasystems, Inc.	4,193	236,024
Pivotal Software, Inc., Class A (A)	2,780	51,402
Proofpoint, Inc. (A)	3,950	402,387
PTC, Inc. (A)	15,481	1,312,634
RealPage, Inc. (A)	8,109	452,239
Red Hat, Inc. (A)	19,520	3,471,437
RingCentral, Inc., Class A (A)	4,129	381,685
Splunk, Inc. (A)	12,879	1,607,814
SS&C Technologies Holdings, Inc.	36,707	1,890,043
Symantec Corp.	79,903	1,679,561
Synopsys, Inc. (A)	26,484	2,472,281
Tableau Software, Inc., Class A (A)	8,119	1,037,933
Teradata Corp. (A)	31,924	1,416,787
The Trade Desk, Inc., Class A (A)(B)	1,984	283,077
The Ultimate Software Group, Inc. (A)	4,447	1,214,342
Tyler Technologies, Inc. (A)	6,058	1,146,113
Zendesk, Inc. (A)	6,954	469,604
Zscaler, Inc. (A)(B)	762	36,858
Technology hardware, storage and peripherals – 1.1%
Dell Technologies, Inc., Class C (A)	17,212	836,331
NetApp, Inc.	44,979	2,868,311
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
Pure Storage, Inc., Class A (A)	10,198	$182,646
Seagate Technology PLC	47,837	2,118,222
Western Digital Corp.	49,908	2,245,361
Xerox Corp.	43,109	1,216,105
Materials – 6.0%		50,968,087
Chemicals – 2.3%
Albemarle Corp.	14,322	1,156,215
Ashland Global Holdings, Inc.	14,069	1,067,837
Axalta Coating Systems, Ltd. (A)	41,386	1,060,309
Celanese Corp.	20,902	2,001,576
CF Industries Holdings, Inc.	36,263	1,582,880
Eastman Chemical Company	23,129	1,864,660
FMC Corp.	17,813	1,421,477
Huntsman Corp.	49,522	1,087,998
International Flavors & Fragrances, Inc.	10,749	1,523,993
NewMarket Corp.	1,949	781,724
Olin Corp.	31,434	742,157
RPM International, Inc.	28,824	1,647,580
The Chemours Company	21,076	753,467
The Mosaic Company	41,956	1,354,340
W.R. Grace & Company	13,443	954,587
Westlake Chemical Corp.	7,080	523,212
Construction materials – 0.5%
Eagle Materials, Inc.	9,300	660,300
Martin Marietta Materials, Inc.	8,176	1,444,536
Vulcan Materials Company	19,350	1,966,928
Containers and packaging – 1.9%
AptarGroup, Inc.	14,896	1,476,492
Avery Dennison Corp.	15,163	1,583,775
Ball Corp.	43,312	2,264,351
Bemis Company, Inc.	22,165	1,082,539
Berry Global Group, Inc. (A)	25,160	1,239,130
Crown Holdings, Inc. (A)	26,176	1,334,976
Graphic Packaging Holding Company	88,561	1,068,931
Packaging Corp. of America	20,936	1,974,684
Sealed Air Corp.	33,927	1,340,117
Sonoco Products Company	32,208	1,854,537
WestRock Company	27,609	1,123,962
Metals and mining – 1.3%
Alcoa Corp. (A)	43,551	1,292,594
Freeport-McMoRan, Inc.	75,562	879,542
Newmont Mining Corp.	56,246	1,918,551
Nucor Corp.	37,938	2,323,323
Reliance Steel & Aluminum Company	17,083	1,398,756
Royal Gold, Inc.	10,003	873,962
Steel Dynamics, Inc.	43,285	1,583,798
United States Steel Corp.	33,642	758,291
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	43

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate – 6.2%		$52,395,128
Equity real estate investment trusts – 5.7%
Alexandria Real Estate Equities, Inc.	9,886	1,302,085
American Campus Communities, Inc.	18,154	835,447
American Homes 4 Rent, Class A	28,488	629,870
Apartment Investment & Management Company, Class A	22,111	1,094,937
Brixmor Property Group, Inc.	36,557	626,221
Camden Property Trust	12,384	1,200,629
CoreSite Realty Corp.	4,304	425,192
CubeSmart	24,773	766,724
CyrusOne, Inc.	11,542	625,576
Digital Realty Trust, Inc.	15,592	1,689,237
Douglas Emmett, Inc.	21,141	799,764
Duke Realty Corp.	46,502	1,359,718
EPR Properties	9,105	665,211
Equity LifeStyle Properties, Inc.	11,322	1,198,773
Essex Property Trust, Inc.	5,494	1,489,973
Extra Space Storage, Inc.	14,325	1,412,588
Federal Realty Investment Trust	8,856	1,174,040
Gaming and Leisure Properties, Inc.	26,170	981,375
HCP, Inc.	28,104	886,400
Healthcare Trust of America, Inc., Class A	23,304	662,300
Highwoods Properties, Inc.	14,005	620,702
Hospitality Properties Trust	22,272	593,772
Host Hotels & Resorts, Inc.	61,658	1,113,543
Hudson Pacific Properties, Inc.	19,109	620,469
Invitation Homes, Inc.	21,182	476,383
Iron Mountain, Inc.	34,502	1,283,474
Kilroy Realty Corp.	13,525	952,972
Kimco Realty Corp.	47,839	813,741
Lamar Advertising Company, Class A	14,459	1,076,473
Liberty Property Trust	20,668	974,290
Medical Properties Trust, Inc.	43,792	797,014
MGM Growth Properties LLC, Class A	8,274	256,494
Mid-America Apartment Communities, Inc.	10,359	1,049,160
National Retail Properties, Inc.	20,605	1,086,090
Omega Healthcare Investors, Inc.	26,843	1,078,820
Park Hotels & Resorts, Inc.	19,837	596,499
Rayonier, Inc.	7,148	217,585
Realty Income Corp.	21,568	1,481,506
Regency Centers Corp.	13,570	882,050
SBA Communications Corp. (A)	13,969	2,549,762
SL Green Realty Corp.	9,772	903,226
STORE Capital Corp.	22,484	726,683
Sun Communities, Inc.	10,108	1,110,970
The Macerich Company	15,012	692,954
UDR, Inc.	32,335	1,414,656
VEREIT, Inc.	117,673	950,798
VICI Properties, Inc.	23,661	509,421
Vornado Realty Trust	8,376	585,566
Weyerhaeuser Company	74,209	1,947,244
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
WP Carey, Inc.	14,468	$1,083,509
Real estate management and development – 0.5%
CBRE Group, Inc., Class A (A)	42,383	1,939,022
Jones Lang LaSalle, Inc.	9,366	1,343,178
Newmark Group, Inc., Class A	8,078	84,415
The Howard Hughes Corp. (A)	6,814	756,627
Utilities – 6.3%		53,175,382
Electric utilities – 2.6%
Alliant Energy Corp.	36,876	1,639,876
Avangrid, Inc.	5,133	255,983
Entergy Corp.	28,167	2,512,215
Evergy, Inc.	44,885	2,572,808
Eversource Energy	36,140	2,508,477
FirstEnergy Corp.	72,229	2,831,377
Hawaiian Electric Industries, Inc.	4,409	163,971
IDACORP, Inc.	7,837	764,108
OGE Energy Corp.	51,617	2,113,716
Pinnacle West Capital Corp.	24,972	2,200,533
Portland General Electric Company	7,516	363,173
Xcel Energy, Inc.	70,869	3,710,701
Gas utilities – 0.6%
Atmos Energy Corp.	19,352	1,889,336
National Fuel Gas Company	14,626	838,070
Southwest Gas Holdings, Inc.	1,594	124,842
UGI Corp.	42,623	2,430,790
Independent power and renewable electricity producers – 0.6%
AES Corp.	161,193	2,641,953
NRG Energy, Inc.	37,289	1,525,493
Vistra Energy Corp. (A)	32,507	816,251
Multi-utilities – 2.1%
Ameren Corp.	37,684	2,613,009
CenterPoint Energy, Inc.	68,606	2,121,298
CMS Energy Corp.	42,137	2,197,023
Dominion Energy, Inc.	17,537	1,231,799
DTE Energy Company	23,643	2,783,963
MDU Resources Group, Inc.	47,520	1,221,739
NiSource, Inc.	96,334	2,627,992
Vectren Corp.	16,550	1,197,889
WEC Energy Group, Inc.	30,558	2,231,651
Water utilities – 0.4%
American Water Works Company, Inc.	22,384	2,141,477
Aqua America, Inc.	25,788	903,869

SECURITIES LENDING COLLATERAL – 1.3%		$10,994,443
(Cost $10,991,176)
John Hancock Collateral Trust, 2.5450% (C)(D)	1,098,708	10,994,443
44	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS – 0.1%		$798,510
(Cost $798,510)
Money market funds – 0.1%		$798,510
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3198% (C)	798,510	798,510
Total investments (Multifactor Mid Cap ETF) (Cost $851,178,031) 101.3%		$859,766,265
Other assets and liabilities, net (1.3%)		(10,916,248)
Total net assets 100.0%		$848,850,017

MULTIFACTOR MID CAP ETF (continued)

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-19. The value of securities on loan amounted to $10,811,185.
(C)	The rate shown is the annualized seven-day yield as of 1-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	2	Long	Mar 2019	$248,097	$270,450	$22,353
						$22,353
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
MULTIFACTOR SMALL CAP ETF

As of 1-31-19 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$339,213,874
(Cost $354,499,759)
Communication services – 3.6%		12,134,941
Diversified telecommunication services – 0.2%
Intelsat SA (A)	11,811	287,362
Vonage Holdings Corp. (A)	37,728	343,702
Entertainment – 0.6%
Cinemark Holdings, Inc.	23,968	980,771
Zynga, Inc., Class A (A)	198,917	891,148
Interactive media and services – 0.3%
CarGurus, Inc. (A)	10,005	427,914
Yelp, Inc. (A)	19,797	721,007
Media – 2.1%
AMC Networks, Inc., Class A (A)	12,161	765,413
Cable One, Inc.	1,180	1,043,521
GCI Liberty, Inc., Class A (A)(B)	20,429	1,039,836
John Wiley & Sons, Inc., Class A	13,125	679,613
Nexstar Media Group, Inc., Class A	10,567	882,027
Sinclair Broadcast Group, Inc., Class A	18,271	562,930
TEGNA, Inc.	47,268	554,926
The New York Times Company, Class A (B)	32,302	830,484
Tribune Media Company, Class A	19,886	912,966
Wireless telecommunication services – 0.4%
Telephone & Data Systems, Inc.	27,970	1,013,073
United States Cellular Corp. (A)	3,443	198,248
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary – 11.2%		$37,856,635
Auto components – 0.9%
Dana, Inc.	43,639	768,919
Delphi Technologies PLC	22,564	404,121
Dorman Products, Inc. (A)	7,517	646,086
Veoneer, Inc. (A)(B)	13,366	398,440
Visteon Corp. (A)	10,348	795,658
Automobiles – 0.1%
Thor Industries, Inc.	3,398	221,278
Diversified consumer services – 1.1%
Adtalem Global Education, Inc. (A)	13,653	667,632
Graham Holdings Company, Class B	1,123	746,795
Grand Canyon Education, Inc. (A)	11,479	1,066,858
Laureate Education, Inc., Class A (A)	18,307	292,912
Sotheby's (A)	9,374	378,616
Strategic Education, Inc.	3,868	423,159
Weight Watchers International, Inc. (A)	9,045	289,440
Hotels, restaurants and leisure – 3.6%
Boyd Gaming Corp.	22,036	602,024
Choice Hotels International, Inc. (B)	9,115	721,543
Churchill Downs, Inc.	10,567	971,953
Cracker Barrel Old Country Store, Inc. (B)	6,231	1,042,322
Eldorado Resorts, Inc. (A)	12,354	575,943
Extended Stay America, Inc.	48,027	821,262
Hilton Grand Vacations, Inc. (A)	20,613	625,398
International Game Technology PLC	23,127	378,358
Jack in the Box, Inc.	8,465	685,242

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	45

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Marriott Vacations Worldwide Corp.	5,376	$475,991
Penn National Gaming, Inc. (A)	15,105	366,145
Planet Fitness, Inc., Class A (A)	21,542	1,247,713
Red Rock Resorts, Inc., Class A	18,394	466,840
Scientific Games Corp. (A)	15,579	390,410
Six Flags Entertainment Corp.	1,953	120,285
Texas Roadhouse, Inc.	15,639	951,477
The Wendy's Company	64,506	1,117,244
Wyndham Destinations, Inc.	18,317	771,878
Household durables – 0.5%
Helen of Troy, Ltd. (A)	7,147	829,338
iRobot Corp. (A)(B)	4,468	401,182
Tempur Sealy International, Inc. (A)	11,350	601,777
Internet and direct marketing retail – 0.7%
Etsy, Inc. (A)	5,632	307,789
Groupon, Inc. (A)	89,797	338,535
Liberty Expedia Holdings, Inc., Series A (A)	13,430	550,496
Shutterfly, Inc. (A)	7,032	323,191
Stamps.com, Inc. (A)	3,850	716,408
Stitch Fix, Inc., Class A (A)(B)	3,927	88,161
Leisure products – 0.2%
Mattel, Inc. (A)(B)	57,621	682,233
Multiline retail – 0.3%
Ollie's Bargain Outlet Holdings, Inc. (A)	11,649	910,602
Specialty retail – 2.5%
Aaron's, Inc.	15,291	765,467
American Eagle Outfitters, Inc.	47,266	998,258
AutoNation, Inc. (A)	14,015	543,081
Dick's Sporting Goods, Inc.	12,081	426,580
DSW, Inc., Class A	11,810	321,823
Floor & Decor Holdings, Inc., Class A (A)(B)	9,360	320,954
Foot Locker, Inc.	4,549	254,244
Murphy USA, Inc. (A)	9,514	699,755
National Vision Holdings, Inc. (A)	8,950	284,252
Penske Automotive Group, Inc.	12,899	604,705
RH (A)	3,897	529,485
Signet Jewelers, Ltd.	14,293	348,177
The Michaels Companies, Inc. (A)(B)	30,654	424,864
Urban Outfitters, Inc. (A)	23,105	746,292
Williams-Sonoma, Inc.	19,051	1,036,946
Textiles, apparel and luxury goods – 1.3%
Carter's, Inc.	9,009	746,846
Deckers Outdoor Corp. (A)	7,747	995,102
Skechers U.S.A., Inc., Class A (A)	24,674	670,393
Steven Madden, Ltd.	27,100	884,815
Wolverine World Wide, Inc.	31,272	1,072,942
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples – 3.4%		$11,619,620
Beverages – 0.2%
National Beverage Corp. (B)	2,822	236,596
The Boston Beer Company, Inc., Class A (A)	1,468	365,767
Food and staples retailing – 1.0%
BJ's Wholesale Club Holdings, Inc. (A)	6,560	172,594
Casey's General Stores, Inc.	9,180	1,181,282
Performance Food Group Company (A)	24,810	847,510
PriceSmart, Inc.	5,908	361,865
Sprouts Farmers Market, Inc. (A)	30,577	733,236
Food products – 1.4%
Darling Ingredients, Inc. (A)	41,909	891,404
Flowers Foods, Inc.	45,795	900,330
J&J Snack Foods Corp.	3,595	554,888
Lancaster Colony Corp.	6,448	1,025,683
Sanderson Farms, Inc. (B)	5,199	639,997
Seaboard Corp.	83	320,726
The Hain Celestial Group, Inc. (A)	24,279	445,034
Household products – 0.3%
Energizer Holdings, Inc.	14,811	702,041
Spectrum Brands Holdings, Inc.	8,013	447,766
Personal products – 0.5%
Edgewell Personal Care Company (A)	12,370	487,997
Medifast, Inc.	1,817	231,195
Nu Skin Enterprises, Inc., Class A	12,529	822,529
USANA Health Sciences, Inc. (A)	2,145	251,180
Energy – 3.5%		11,849,198
Energy equipment and services – 1.2%
Apergy Corp. (A)	12,979	436,354
Core Laboratories NV (B)	10,982	740,846
Ensco PLC, Class A	74,378	327,263
KLX Energy Services Holdings, Inc. (A)	4,884	127,277
McDermott International, Inc. (A)	31,821	280,661
Oceaneering International, Inc. (A)	16,817	263,859
Patterson-UTI Energy, Inc.	48,442	587,601
RPC, Inc. (B)	16,129	174,032
Transocean, Ltd. (A)(B)	111,363	954,381
Weatherford International PLC (A)(B)	42,341	27,454
Oil, gas and consumable fuels – 2.3%
Antero Midstream GP LP	18,248	244,888
Centennial Resource Development, Inc., Class A (A)(B)	26,421	347,965
Chesapeake Energy Corp. (A)(B)	169,599	483,357
CNX Resources Corp. (A)	43,914	533,116
CVR Energy, Inc.	5,487	220,303
Delek US Holdings, Inc.	19,895	646,786
EnLink Midstream LLC (B)	14,513	157,901
Jagged Peak Energy, Inc. (A)	12,902	135,858
Kosmos Energy, Ltd. (A)	41,510	212,946
Magnolia Oil & Gas Corp. (A)	16,150	194,446
46	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Matador Resources Company (A)	24,188	$471,666
Murphy Oil Corp.	39,235	1,073,077
Oasis Petroleum, Inc. (A)	46,835	281,947
PDC Energy, Inc. (A)	14,841	483,371
Peabody Energy Corp.	18,775	670,268
Range Resources Corp.	45,779	504,942
SM Energy Company	17,262	338,680
Southwestern Energy Company (A)	103,978	454,384
Whiting Petroleum Corp. (A)	16,541	473,569
Financials – 17.5%		59,388,274
Banks – 9.4%
Associated Banc-Corp	48,944	1,059,638
BancorpSouth Bank	21,631	631,193
Bank of Hawaii Corp.	13,253	1,024,854
Bank OZK	20,439	620,119
BankUnited, Inc.	25,781	871,656
Cathay General Bancorp	19,063	707,619
Chemical Financial Corp.	17,232	766,135
Columbia Banking System, Inc.	17,501	643,162
Community Bank System, Inc.	12,187	730,611
CVB Financial Corp.	25,256	553,359
First Citizens BancShares, Inc., Class A	1,944	792,238
First Financial Bancorp	16,181	426,046
First Financial Bankshares, Inc. (B)	15,283	933,791
First Hawaiian, Inc.	19,353	497,953
First Interstate Bancsystem, Inc., Class A	5,923	230,523
First Midwest Bancorp, Inc.	24,260	534,205
FNB Corp.	78,441	913,838
Fulton Financial Corp.	59,663	957,591
Glacier Bancorp, Inc.	19,612	827,234
Great Western Bancorp, Inc.	9,750	344,078
Hancock Whitney Corp.	25,022	1,027,904
Home BancShares, Inc.	36,535	668,956
IBERIABANK Corp.	13,145	971,284
International Bancshares Corp.	13,443	476,823
Investors Bancorp, Inc.	76,314	926,452
MB Financial, Inc.	19,100	847,658
Old National Bancorp	36,566	590,175
Pinnacle Financial Partners, Inc.	15,079	810,798
Popular, Inc.	27,122	1,481,132
Prosperity Bancshares, Inc.	14,533	1,033,878
Simmons First National Corp., Class A	18,862	466,646
South State Corp.	8,906	590,913
Sterling Bancorp	43,578	838,441
TCF Financial Corp.	43,505	964,071
Texas Capital Bancshares, Inc. (A)	11,827	689,159
The Bank of NT Butterfield & Son, Ltd.	11,808	413,870
UMB Financial Corp.	10,924	703,069
Umpqua Holdings Corp.	55,439	980,162
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
Union Bankshares Corp.	9,707	$306,353
United Bankshares, Inc. (B)	24,174	855,034
Valley National Bancorp	74,846	756,693
WesBanco, Inc.	9,161	372,028
Wintrust Financial Corp.	13,596	967,219
Capital markets – 1.5%
Ares Management Corp., Class A (B)	12,441	259,519
Artisan Partners Asset Management, Inc., Class A	12,860	299,895
Evercore, Inc., Class A	10,401	930,369
Focus Financial Partners, Inc., Class A (A)(B)	2,723	76,571
Hamilton Lane, Inc., Class A	2,250	81,608
Houlihan Lokey, Inc.	7,540	333,570
Interactive Brokers Group, Inc., Class A	17,195	866,628
Legg Mason, Inc.	27,935	832,463
Moelis & Company, Class A	9,944	435,050
Stifel Financial Corp.	18,034	863,288
Virtu Financial, Inc., Class A	5,382	137,510
Consumer finance – 1.2%
FirstCash, Inc.	11,450	943,824
Green Dot Corp., Class A (A)	10,595	784,242
Navient Corp.	62,910	717,174
OneMain Holdings, Inc. (A)	18,788	561,573
SLM Corp.	103,537	1,108,881
Insurance – 3.7%
American Equity Investment Life Holding Company	22,036	690,168
American National Insurance Company	2,688	374,143
Assured Guaranty, Ltd.	27,664	1,122,052
Axis Capital Holdings, Ltd.	20,959	1,122,354
Enstar Group, Ltd. (A)	2,757	490,746
Kemper Corp.	11,527	866,600
Mercury General Corp.	7,747	400,520
National General Holdings Corp.	10,750	259,613
Primerica, Inc.	12,906	1,450,247
ProAssurance Corp.	17,707	755,381
RenaissanceRe Holdings, Ltd.	7,420	1,024,183
RLI Corp.	12,540	827,765
Selective Insurance Group, Inc.	14,232	867,013
The Hanover Insurance Group, Inc.	12,558	1,432,114
White Mountains Insurance Group, Ltd.	1,032	922,175
Mortgage real estate investment trusts – 0.1%
Colony Credit Real Estate, Inc.	19,371	323,689
Thrifts and mortgage finance – 1.6%
Essent Group, Ltd. (A)	19,930	792,218
LendingTree, Inc. (A)(B)	1,966	582,604
MGIC Investment Corp. (A)	85,993	1,073,193
New York Community Bancorp, Inc.	80,741	938,210
Radian Group, Inc.	52,218	1,004,674
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	47

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Thrifts and mortgage finance (continued)
TFS Financial Corp.	13,411	$218,733
Washington Federal, Inc.	27,953	813,153
Health care – 8.4%		28,652,986
Biotechnology – 2.3%
Agios Pharmaceuticals, Inc. (A)(B)	12,107	648,935
Blueprint Medicines Corp. (A)	9,065	653,496
Emergent BioSolutions, Inc. (A)	7,259	452,889
FibroGen, Inc. (A)	17,442	989,834
Halozyme Therapeutics, Inc. (A)	31,165	504,250
Heron Therapeutics, Inc. (A)	11,408	306,875
Immunomedics, Inc. (A)(B)	22,644	334,905
Ironwood Pharmaceuticals, Inc. (A)	23,692	323,633
Ligand Pharmaceuticals, Inc. (A)(B)	5,063	597,940
Loxo Oncology, Inc. (A)	3,929	921,743
Myriad Genetics, Inc. (A)	12,922	364,271
OPKO Health, Inc. (A)(B)	57,027	209,859
Ultragenyx Pharmaceutical, Inc. (A)	9,692	478,009
United Therapeutics Corp. (A)	8,101	934,288
Health care equipment and supplies – 2.4%
Avanos Medical, Inc. (A)	7,839	357,066
Cantel Medical Corp.	9,537	776,503
Globus Medical, Inc., Class A (A)	17,736	799,007
Haemonetics Corp. (A)	12,910	1,276,928
Inogen, Inc. (A)	4,315	652,471
Integra LifeSciences Holdings Corp. (A)	16,651	788,591
Merit Medical Systems, Inc. (A)	8,942	505,491
Neogen Corp. (A)	12,723	774,958
NuVasive, Inc. (A)(B)	12,552	629,357
Penumbra, Inc. (A)	5,482	797,686
Quidel Corp. (A)	5,723	332,106
Wright Medical Group NV (A)	20,085	599,337
Health care providers and services – 1.9%
Acadia Healthcare Company, Inc. (A)(B)	19,974	546,489
Amedisys, Inc. (A)	4,646	609,369
AMN Healthcare Services, Inc. (A)	11,512	745,862
Chemed Corp.	4,057	1,208,743
HealthEquity, Inc. (A)	12,904	804,435
LHC Group, Inc. (A)	4,703	497,248
MEDNAX, Inc. (A)	16,399	592,168
Premier, Inc., Class A (A)	13,444	534,937
Select Medical Holdings Corp. (A)	24,268	379,066
Tenet Healthcare Corp. (A)	18,295	402,307
Health care technology – 0.9%
Allscripts Healthcare Solutions, Inc. (A)	47,800	563,562
HMS Holdings Corp. (A)	13,803	413,952
Medidata Solutions, Inc. (A)	14,677	1,041,480
Omnicell, Inc. (A)	6,206	404,197
Teladoc Health, Inc. (A)(B)	10,763	690,985
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Life sciences tools and services – 0.5%
Bruker Corp.	27,940	$979,576
Syneos Health, Inc. (A)	14,801	755,443
Pharmaceuticals – 0.4%
Endo International PLC (A)	33,940	330,915
Horizon Pharma PLC (A)	38,847	834,822
Mallinckrodt PLC (A)	14,044	307,002
Industrials – 15.4%		52,090,817
Aerospace and defense – 0.5%
Aerojet Rocketdyne Holdings, Inc. (A)	10,999	434,131
Mercury Systems, Inc. (A)	8,081	473,789
Moog, Inc., Class A	8,080	722,918
Airlines – 0.5%
SkyWest, Inc.	13,125	668,719
Spirit Airlines, Inc. (A)	17,513	1,030,115
Building products – 0.8%
Armstrong World Industries, Inc.	11,645	792,326
JELD-WEN Holding, Inc. (A)(B)	16,221	289,383
Simpson Manufacturing Company, Inc.	9,667	593,360
Trex Company, Inc. (A)	13,756	959,619
Commercial services and supplies – 1.9%
Cimpress NV (A)(B)	5,704	474,402
Clean Harbors, Inc. (A)	13,623	806,618
Deluxe Corp.	13,730	644,898
Healthcare Services Group, Inc. (B)	18,309	798,639
MSA Safety, Inc.	8,318	833,297
Stericycle, Inc. (A)	14,264	628,757
Tetra Tech, Inc.	13,623	751,853
The Brink's Company	11,883	879,936
UniFirst Corp.	3,865	535,032
Construction and engineering – 1.7%
AECOM (A)	29,063	889,618
Arcosa, Inc.	11,451	337,003
Dycom Industries, Inc. (A)	7,728	448,610
EMCOR Group, Inc.	18,455	1,203,820
KBR, Inc.	23,742	408,362
MasTec, Inc. (A)(B)	17,471	775,363
Quanta Services, Inc.	27,453	970,189
Valmont Industries, Inc.	5,819	750,651
Electrical equipment – 1.1%
EnerSys	13,844	1,180,339
Generac Holdings, Inc. (A)	17,201	910,449
nVent Electric PLC	29,608	740,792
Regal Beloit Corp.	12,515	960,651
Machinery – 4.2%
AGCO Corp.	10,584	679,493
Barnes Group, Inc.	12,574	742,872
Colfax Corp. (A)	22,047	545,663
Crane Company	1,362	112,719
48	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Gates Industrial Corp. PLC (A)	9,178	$136,844
Hillenbrand, Inc.	15,313	649,271
ITT, Inc.	26,027	1,367,979
John Bean Technologies Corp.	7,562	600,725
Kennametal, Inc.	19,990	751,224
Navistar International Corp. (A)	12,717	417,626
Oshkosh Corp.	12,073	906,079
Proto Labs, Inc. (A)	6,183	767,619
RBC Bearings, Inc. (A)	5,940	828,155
Rexnord Corp. (A)	26,457	691,851
Terex Corp.	25,110	771,128
The Timken Company	18,026	767,727
Trinity Industries, Inc.	34,377	803,734
Watts Water Technologies, Inc., Class A	6,610	494,891
Welbilt, Inc. (A)	33,975	476,330
Woodward, Inc.	17,403	1,581,063
Marine – 0.3%
Kirby Corp. (A)	15,399	1,153,539
Professional services – 1.4%
ASGN, Inc. (A)	12,189	767,785
Exponent, Inc.	8,306	414,968
FTI Consulting, Inc. (A)	6,296	430,143
Insperity, Inc.	8,957	955,533
Korn Ferry	9,463	431,513
The Dun & Bradstreet Corp.	8,953	1,295,857
TriNet Group, Inc. (A)	10,741	490,434
Road and rail – 1.3%
Avis Budget Group, Inc. (A)	17,812	474,512
Genesee & Wyoming, Inc., Class A (A)	15,217	1,194,839
Landstar System, Inc.	12,206	1,239,885
Ryder System, Inc.	13,140	760,937
Schneider National, Inc., Class B	16,650	353,646
Werner Enterprises, Inc.	11,283	371,436
Trading companies and distributors – 1.7%
Air Lease Corp.	25,031	949,676
Applied Industrial Technologies, Inc.	9,482	559,533
Beacon Roofing Supply, Inc. (A)	16,117	585,531
GATX Corp.	9,136	691,412
MSC Industrial Direct Company, Inc., Class A	9,876	824,547
SiteOne Landscape Supply, Inc. (A)	9,664	515,091
Triton International, Ltd.	11,306	406,451
Univar, Inc. (A)	26,324	548,329
WESCO International, Inc. (A)	13,141	688,588
Information technology – 13.7%		46,493,589
Communications equipment – 1.7%
ARRIS International PLC (A)	42,836	1,344,622
Ciena Corp. (A)	38,220	1,455,800
EchoStar Corp., Class A (A)	8,131	333,208
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Communications equipment (continued)
InterDigital, Inc.	8,598	$626,020
Lumentum Holdings, Inc. (A)	14,814	724,553
Plantronics, Inc.	6,755	262,026
ViaSat, Inc. (A)(B)	14,187	889,383
Electronic equipment, instruments and components – 2.4%
Anixter International, Inc. (A)	7,547	458,178
Avnet, Inc.	8,684	357,781
AVX Corp.	14,523	257,783
Belden, Inc. (B)	13,654	731,991
II-VI, Inc. (A)	13,140	498,794
Itron, Inc. (A)	8,070	440,864
Jabil, Inc.	38,221	1,018,590
Littelfuse, Inc.	5,540	973,489
Novanta, Inc. (A)	5,576	388,536
Rogers Corp. (A)	4,621	586,451
SYNNEX Corp.	6,585	637,165
Tech Data Corp. (A)	11,307	1,081,288
Vishay Intertechnology, Inc.	33,864	660,348
IT services – 2.2%
CACI International, Inc., Class A (A)	5,935	992,213
Conduent, Inc. (A)	44,727	570,269
CoreLogic, Inc. (A)	25,877	939,335
Euronet Worldwide, Inc. (A)	12,179	1,400,707
GreenSky, Inc., Class A (A)	7,561	83,171
LiveRamp Holdings, Inc. (A)	12,931	561,723
ManTech International Corp., Class A	4,322	243,631
MAXIMUS, Inc.	19,347	1,356,805
Perspecta, Inc.	27,470	550,774
Science Applications International Corp.	10,207	685,298
Switch, Inc., Class A (B)	6,530	54,460
Semiconductors and semiconductor equipment – 2.7%
Brooks Automation, Inc.	11,873	369,606
Cabot Microelectronics Corp.	6,235	635,284
Cirrus Logic, Inc. (A)	15,576	578,648
Cree, Inc. (A)	27,425	1,383,043
Entegris, Inc.	35,254	1,165,145
Integrated Device Technology, Inc. (A)	32,571	1,591,093
MKS Instruments, Inc.	9,155	747,323
Semtech Corp. (A)	11,298	548,631
Silicon Laboratories, Inc. (A)	12,778	977,517
Universal Display Corp. (B)	1,613	167,478
Versum Materials, Inc.	26,873	988,120
Software – 4.5%
2U, Inc. (A)(B)	13,131	746,497
ACI Worldwide, Inc. (A)	29,560	873,794
Alarm.com Holdings, Inc. (A)	4,889	307,665
Appfolio, Inc., Class A (A)	1,943	123,011
Blackbaud, Inc.	12,366	885,406
Ceridian HCM Holding, Inc. (A)(B)	4,341	178,893
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	49

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Ebix, Inc. (B)	5,094	$290,969
Ellie Mae, Inc. (A)(B)	8,421	638,312
Envestnet, Inc. (A)	7,556	409,913
FireEye, Inc. (A)(B)	44,594	788,422
HubSpot, Inc. (A)(B)	8,080	1,279,145
j2 Global, Inc.	13,819	1,038,636
Manhattan Associates, Inc. (A)	16,407	800,169
New Relic, Inc. (A)	8,216	835,156
Nuance Communications, Inc. (A)	72,007	1,142,751
Paylocity Holding Corp. (A)	6,792	482,436
Pegasystems, Inc.	9,985	562,056
Pluralsight, Inc., Class A (A)	3,788	113,564
Qualys, Inc. (A)	7,691	665,502
RealPage, Inc. (A)	14,803	825,563
Smartsheet, Inc., Class A (A)	1,070	33,577
Tenable Holdings, Inc. (A)(B)	2,154	59,623
Teradata Corp. (A)	32,499	1,442,306
Verint Systems, Inc. (A)	16,130	780,208
Zscaler, Inc. (A)(B)	2,197	106,269
Technology hardware, storage and peripherals – 0.2%
NCR Corp. (A)	28,658	766,602
Materials – 7.0%		23,767,450
Chemicals – 3.3%
Ashland Global Holdings, Inc.	15,463	1,173,642
Balchem Corp.	7,739	642,492
Cabot Corp.	18,529	868,825
Element Solutions, Inc. (A)	54,427	611,759
HB Fuller Company	14,255	704,054
Ingevity Corp. (A)	10,341	972,778
NewMarket Corp.	2,313	927,721
Olin Corp.	30,217	713,423
PolyOne Corp.	25,783	834,596
Sensient Technologies Corp.	14,037	881,243
The Scotts Miracle-Gro Company	921	68,476
Trinseo SA	10,785	529,004
Valvoline, Inc.	49,375	1,091,681
W.R. Grace & Company	16,857	1,197,016
Construction materials – 0.4%
Eagle Materials, Inc.	12,609	895,239
Summit Materials, Inc., Class A (A)	26,862	409,914
Containers and packaging – 1.5%
Ardagh Group SA	4,329	52,467
Bemis Company, Inc.	21,689	1,059,291
Graphic Packaging Holding Company (B)	75,416	910,271
Greif, Inc., Class A	6,991	272,649
Greif, Inc., Class B	1,643	74,181
Owens-Illinois, Inc.	39,235	787,446
Silgan Holdings, Inc.	25,867	714,447
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Containers and packaging (continued)
Sonoco Products Company	23,585	$1,358,024
Metals and mining – 1.3%
Allegheny Technologies, Inc. (A)(B)	31,170	853,746
Carpenter Technology Corp.	8,093	382,475
Cleveland-Cliffs, Inc. (B)	46,837	501,624
Commercial Metals Company	26,954	470,347
Royal Gold, Inc.	11,157	974,787
United States Steel Corp.	29,677	668,920
Worthington Industries, Inc.	11,338	427,783
Paper and forest products – 0.5%
Domtar Corp.	17,771	833,460
Louisiana-Pacific Corp.	37,066	903,669
Real estate – 11.8%		40,177,359
Equity real estate investment trusts – 11.4%
Americold Realty Trust	12,376	362,864
Apple Hospitality REIT, Inc.	53,863	883,892
Brandywine Realty Trust	45,152	679,538
Brixmor Property Group, Inc.	73,173	1,253,453
Columbia Property Trust, Inc.	33,298	734,887
CoreCivic, Inc.	27,386	544,160
CoreSite Realty Corp.	8,478	837,542
Corporate Office Properties Trust	24,840	613,300
Cousins Properties, Inc.	103,764	918,311
CubeSmart	44,662	1,382,289
EastGroup Properties, Inc.	8,715	901,654
Empire State Realty Trust, Inc., Class A	40,809	630,907
EPR Properties	19,000	1,388,140
Equity Commonwealth	31,713	1,026,233
First Industrial Realty Trust, Inc.	29,923	979,081
Healthcare Realty Trust, Inc.	31,018	1,001,571
Highwoods Properties, Inc.	25,556	1,132,642
Hospitality Properties Trust	42,045	1,120,920
Hudson Pacific Properties, Inc.	28,476	924,616
JBG SMITH Properties	25,266	976,531
Life Storage, Inc.	11,332	1,113,596
Medical Properties Trust, Inc.	87,838	1,598,652
National Health Investors, Inc.	10,232	851,916
Outfront Media, Inc.	34,922	724,632
Paramount Group, Inc.	50,501	731,254
Pebblebrook Hotel Trust	18,492	592,669
Physicians Realty Trust	43,503	787,839
Piedmont Office Realty Trust, Inc., Class A	41,487	803,188
PotlatchDeltic Corp.	15,481	570,939
PS Business Parks, Inc.	5,654	820,904
Rayonier, Inc.	32,057	975,815
Retail Properties of America, Inc., Class A	62,886	794,879
Rexford Industrial Realty, Inc.	15,622	524,899
RLJ Lodging Trust	43,014	797,910
Ryman Hospitality Properties, Inc.	13,955	1,121,284
50	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Sabra Health Care REIT, Inc.	38,218	$784,998
Senior Housing Properties Trust	56,967	784,436
Spirit Realty Capital, Inc.	21,606	858,190
STAG Industrial, Inc.	23,119	637,391
Sunstone Hotel Investors, Inc.	55,871	798,955
Taubman Centers, Inc.	14,822	738,136
The GEO Group, Inc.	27,932	629,867
Uniti Group, Inc.	37,157	739,796
Urban Edge Properties	26,342	537,904
Weingarten Realty Investors	29,703	852,179
Xenia Hotels & Resorts, Inc.	18,851	353,833
Real estate management and development – 0.4%
Cushman & Wakefield PLC (A)	8,620	148,609
Kennedy-Wilson Holdings, Inc.	28,023	560,180
Newmark Group, Inc., Class A	3,792	39,626
Realogy Holdings Corp.	34,386	610,352
Utilities – 4.5%		15,183,005
Electric utilities – 1.8%
ALLETE, Inc.	13,049	1,003,990
Hawaiian Electric Industries, Inc.	34,945	1,299,605
IDACORP, Inc.	14,949	1,457,528
PNM Resources, Inc.	22,311	950,225
Portland General Electric Company	26,924	1,300,968
Gas utilities – 1.7%
National Fuel Gas Company	18,485	1,059,191
New Jersey Resources Corp.	24,742	1,199,987
ONE Gas, Inc.	13,044	1,071,565
South Jersey Industries, Inc. (B)	14,018	417,456
Southwest Gas Holdings, Inc.	15,254	1,194,693
Spire, Inc.	11,607	921,248
Independent power and renewable electricity producers – 0.3%
Clearway Energy, Inc., Class A	8,079	118,761
Clearway Energy, Inc., Class C	15,061	227,270
Ormat Technologies, Inc.	10,530	607,686
Multi-utilities – 0.7%
Avista Corp.	16,824	704,084
Black Hills Corp.	12,942	878,632
NorthWestern Corp.	12,050	770,116

SECURITIES LENDING COLLATERAL – 4.6%		$15,778,253
(Cost $15,773,037)
John Hancock Collateral Trust, 2.5450% (C)(D)	1,576,769	15,778,253
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS – 0.1%		$263,184
(Cost $263,184)
Money market funds – 0.1%		$263,184
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3198% (C)	263,184	263,184
Total investments (Multifactor Small Cap ETF) (Cost $370,535,980) 104.7%		$355,255,311
Other assets and liabilities, net (4.7%)		(15,839,294)
Total net assets 100.0%		$339,416,017

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-19. The value of securities on loan amounted to $15,332,982.
(C)	The rate shown is the annualized seven-day yield as of 1-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR TECHNOLOGY ETF

As of 1-31-19 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$58,114,553
(Cost $55,813,334)
Communication services – 16.6%		9,637,157
Entertainment – 2.4%
Activision Blizzard, Inc.	11,024	520,774
Electronic Arts, Inc. (A)	6,410	591,258
Take-Two Interactive Software, Inc. (A)	2,582	272,530
Interactive media and services – 14.2%
Alphabet, Inc., Class A (A)	2,469	2,779,822
Alphabet, Inc., Class C (A)	643	717,826
ANGI Homeservices, Inc., Class A (A)	663	11,271
CarGurus, Inc. (A)	582	24,892
Facebook, Inc., Class A (A)	21,525	3,588,002
InterActiveCorp (A)	2,132	450,449
Match Group, Inc. (B)	1,385	74,084
Snap, Inc., Class A (A)(B)	4,374	29,218
Twitter, Inc. (A)	17,194	577,031
Consumer discretionary – 1.9%		1,112,113
Household durables – 0.4%
Garmin, Ltd.	3,751	259,500
Internet and direct marketing retail – 1.5%
eBay, Inc. (A)	17,305	582,313
Etsy, Inc. (A)	1,149	62,793
GrubHub, Inc. (A)(B)	1,757	141,263
Stamps.com, Inc. (A)	356	66,244
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	51

MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Health care – 1.8%		$1,034,771
Health care providers and services – 0.1%
Premier, Inc., Class A (A)	1,850	73,612
Health care technology – 1.7%
athenahealth, Inc. (A)	1,061	142,959
Cerner Corp. (A)	10,005	549,375
Medidata Solutions, Inc. (A)	1,045	74,153
Veeva Systems, Inc., Class A (A)	1,785	194,672
Industrials – 1.0%		606,286
Aerospace and defense – 1.0%
Harris Corp.	3,958	606,286
Information technology – 78.7%		45,724,226
Communications equipment – 7.0%
Arista Networks, Inc. (A)	930	199,745
ARRIS International PLC (A)	6,491	203,752
Ciena Corp. (A)	2,756	104,976
Cisco Systems, Inc.	45,967	2,173,779
CommScope Holding Company, Inc. (A)	7,128	149,046
EchoStar Corp., Class A (A)	1,298	53,192
F5 Networks, Inc. (A)	2,072	333,488
Juniper Networks, Inc.	11,269	292,318
Lumentum Holdings, Inc. (A)	1,360	66,518
Motorola Solutions, Inc.	3,552	415,264
Ubiquiti Networks, Inc. (B)	738	79,859
Electronic equipment, instruments and components – 2.3%
CDW Corp.	4,697	391,119
Corning, Inc.	25,780	857,443
Dolby Laboratories, Inc., Class A	1,658	107,157
IT services – 9.0%
Akamai Technologies, Inc. (A)	5,284	343,988
Amdocs, Ltd.	4,667	260,792
CACI International, Inc., Class A (A)	466	77,906
Cognizant Technology Solutions Corp., Class A	9,069	631,928
DXC Technology Company	8,798	564,128
EPAM Systems, Inc. (A)	1,233	174,445
Gartner, Inc. (A)	1,922	261,181
GoDaddy, Inc., Class A (A)	3,025	207,606
IBM Corp.	10,620	1,427,540
Leidos Holdings, Inc.	4,981	288,898
Okta, Inc. (A)	973	80,204
Sabre Corp.	8,681	199,489
Square, Inc., Class A (A)	2,909	207,557
Twilio, Inc., Class A (A)(B)	780	86,830
VeriSign, Inc. (A)	2,335	395,245
Semiconductors and semiconductor equipment – 24.5%
Advanced Micro Devices, Inc. (A)	19,066	465,401
Analog Devices, Inc.	5,786	572,004
Applied Materials, Inc.	12,678	495,456
Broadcom, Inc.	4,426	1,187,275
MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Cree, Inc. (A)	1,962	$98,944
Cypress Semiconductor Corp.	9,307	129,088
Entegris, Inc.	4,908	162,209
Integrated Device Technology, Inc. (A)	2,759	134,777
Intel Corp.	57,751	2,721,227
KLA-Tencor Corp.	4,134	440,560
Lam Research Corp.	5,354	907,931
Marvell Technology Group, Ltd.	15,915	294,905
Maxim Integrated Products, Inc.	8,246	447,510
Microchip Technology, Inc. (B)	6,255	502,714
Micron Technology, Inc. (A)	25,275	966,011
MKS Instruments, Inc.	1,579	128,894
Monolithic Power Systems, Inc.	581	73,531
NVIDIA Corp.	4,456	640,550
ON Semiconductor Corp. (A)	16,183	324,307
Qorvo, Inc. (A)	3,648	238,433
QUALCOMM, Inc.	13,766	681,692
Silicon Laboratories, Inc. (A)	980	74,970
Skyworks Solutions, Inc.	6,222	454,455
Teradyne, Inc.	6,670	240,053
Texas Instruments, Inc.	10,498	1,056,939
Xilinx, Inc.	7,192	805,072
Software – 25.9%
2U, Inc. (A)(B)	972	55,258
Adobe, Inc. (A)	3,215	796,741
ANSYS, Inc. (A)	2,310	379,649
Aspen Technology, Inc. (A)	1,880	181,664
Atlassian Corp. PLC, Class A (A)	1,435	141,204
Autodesk, Inc. (A)	2,003	294,842
Blackbaud, Inc.	1,322	94,655
Cadence Design Systems, Inc. (A)	7,109	341,445
CDK Global, Inc.	3,447	168,593
Ceridian HCM Holding, Inc. (A)(B)	474	19,534
Citrix Systems, Inc.	4,122	422,670
DocuSign, Inc. (A)	187	9,247
Dropbox, Inc., Class A (A)	984	24,315
Fair Isaac Corp. (A)	828	186,466
Fortinet, Inc. (A)	2,654	203,217
Guidewire Software, Inc. (A)	1,765	152,990
HubSpot, Inc. (A)(B)	466	73,772
Intuit, Inc.	3,360	725,155
j2 Global, Inc.	1,832	137,693
LogMeIn, Inc.	1,404	130,600
Microsoft Corp.	34,122	3,563,360
New Relic, Inc. (A)	515	52,350
Nuance Communications, Inc. (A)	7,720	122,516
Nutanix, Inc., Class A (A)	1,583	81,097
Oracle Corp.	32,647	1,639,859
Palo Alto Networks, Inc. (A)	1,379	296,237
52	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Paycom Software, Inc. (A)(B)	1,126	$166,918
Pegasystems, Inc.	731	41,148
Pivotal Software, Inc., Class A (A)	695	12,851
Proofpoint, Inc. (A)	743	75,689
PTC, Inc. (A)	2,346	198,917
RealPage, Inc. (A)	1,425	79,472
Red Hat, Inc. (A)	3,848	684,328
RingCentral, Inc., Class A (A)	855	79,036
salesforce.com, Inc. (A)	3,860	586,604
ServiceNow, Inc. (A)	1,621	356,652
Splunk, Inc. (A)	2,122	264,910
SS&C Technologies Holdings, Inc.	5,626	289,683
Symantec Corp.	14,684	308,658
Synopsys, Inc. (A)	4,190	391,137
Tableau Software, Inc., Class A (A)	1,190	152,130
Teradata Corp. (A)	4,359	193,452
The Trade Desk, Inc., Class A (A)(B)	406	57,928
The Ultimate Software Group, Inc. (A)	570	155,650
Tyler Technologies, Inc. (A)	739	139,811
VMware, Inc., Class A	927	140,042
Workday, Inc., Class A (A)	1,490	270,480
Zendesk, Inc. (A)	1,337	90,288
Zscaler, Inc. (A)(B)	157	7,594
Technology hardware, storage and peripherals – 10.0%
Apple, Inc.	18,708	3,113,760
Dell Technologies, Inc., Class C (A)	6,022	292,609
Hewlett Packard Enterprise Company	35,198	548,737
HP, Inc.	18,702	412,005
NetApp, Inc.	7,538	480,698
Pure Storage, Inc., Class A (A)	2,203	39,456
Seagate Technology PLC	9,762	432,261
Western Digital Corp.	10,800	485,892

SECURITIES LENDING COLLATERAL – 1.6%		$971,240
(Cost $971,087)
John Hancock Collateral Trust, 2.5450% (C)(D)	97,059	971,240

SHORT-TERM INVESTMENTS – 0.2%		$103,648
(Cost $103,648)
Money market funds – 0.2%		103,648
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3198% (C)	103,648	103,648
Total investments (Multifactor Technology ETF) (Cost $56,888,069) 101.8%		$59,189,441
Other assets and liabilities, net (1.8%)		(1,047,884)
Total net assets 100.0%		$58,141,557

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-19. The value of securities on loan amounted to $970,077.
MULTIFACTOR TECHNOLOGY ETF (continued)

(C)	The rate shown is the annualized seven-day yield as of 1-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR UTILITIES ETF

As of 1-31-19 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$32,409,354
(Cost $31,464,525)
Utilities – 99.9%		32,409,354
Electric utilities – 54.6%
Alliant Energy Corp.	12,440	553,207
American Electric Power Company, Inc.	14,044	1,111,161
Avangrid, Inc.	3,542	176,640
Duke Energy Corp.	18,452	1,619,717
Edison International	20,265	1,154,497
Entergy Corp.	14,212	1,267,568
Evergy, Inc.	13,905	797,035
Eversource Energy	17,532	1,216,896
Exelon Corp.	43,122	2,059,507
FirstEnergy Corp.	33,246	1,303,243
IDACORP, Inc.	2,026	197,535
NextEra Energy, Inc.	6,223	1,113,793
Pinnacle West Capital Corp.	8,759	771,843
Portland General Electric Company	5,975	288,712
PPL Corp.	19,496	610,615
The Southern Company	41,089	1,996,925
Xcel Energy, Inc.	28,195	1,476,290
Gas utilities – 3.9%
Atmos Energy Corp.	4,854	473,896
National Fuel Gas Company	4,487	257,105
UGI Corp.	9,403	536,253
Independent power and renewable electricity producers – 4.6%
AES Corp.	35,904	588,467
NRG Energy, Inc.	12,262	501,638
Vistra Energy Corp. (A)	16,011	402,036
Multi-utilities – 33.8%
Ameren Corp.	15,508	1,075,325
CenterPoint Energy, Inc.	21,933	678,168
CMS Energy Corp.	14,467	754,309
Consolidated Edison, Inc.	17,226	1,337,599
Dominion Energy, Inc.	19,782	1,389,488
DTE Energy Company	11,068	1,303,257
NiSource, Inc.	20,849	568,761
Public Service Enterprise Group, Inc.	34,891	1,903,304
Sempra Energy	5,138	601,043
Vectren Corp.	4,077	295,093
WEC Energy Group, Inc.	14,546	1,062,294
Water utilities – 3.0%
American Water Works Company, Inc.	7,807	746,896
Aqua America, Inc.	6,255	219,238
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	53

MULTIFACTOR UTILITIES ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS – 0.3%		$86,232
(Cost $86,232)
Money market funds – 0.3%		$86,232
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3198% (B)	86,232	86,232
Total investments (Multifactor Utilities ETF) (Cost $31,550,757) 100.2%		$32,495,586
Other assets and liabilities, net (0.2%)		(52,776)
Total net assets 100.0%		$32,442,810

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 1-31-19.
54	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Funds' investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the funds' Valuation Policies and Procedures.

In order to value the securities, the funds use the following valuation techniques: Equity securities held by the funds are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds' Pricing Committee, following procedures established by the Board of Trustees. The funds may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities under certain circumstances, in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2019, all funds' investments are categorized as Level 1 under the hierarchy described above, except for Multifactor Developed International ETF and Multifactor Emerging Markets ETF.

The following is a summary of the values by input classification of Multifactor Developed International ETF and Multifactor Emerging Markets ETF's investments as of January 31, 2019, by major security category or type:

MULTIFACTOR DEVELOPED INTERNATIONAL ETF

	Total value at 1-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$31,491,728	$31,491,728	—	—
Austria	866,484	866,484	—	—
Belgium	5,215,681	5,215,681	—	—
Chile	340,027	340,027	—	—
China	8,844	8,844	—	—
Denmark	7,170,841	7,170,841	—	—
Finland	6,127,678	6,127,678	—	—
France	45,673,310	45,673,310	—	—
Germany	42,912,336	42,912,336	—	—
Hong Kong	16,576,260	16,576,260	—	—
Ireland	3,174,789	3,174,789	—	—
Isle of Man	75,934	75,934	—	—
Israel	1,625,280	1,625,280	—	—

       55

	Total value at 1-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Italy	9,300,767	9,300,767	—	—
Japan	123,883,767	123,883,767	—	—
Luxembourg	1,607,375	1,607,375	—	—
Macau	854,625	854,625	—	—
Mexico	173,027	173,027	—	—
Netherlands	18,219,688	18,219,688	—	—
New Zealand	618,360	618,360	—	—
Norway	3,136,423	3,136,423	—	—
Portugal	601,194	601,194	—	—
Singapore	5,030,172	5,030,172	—	—
Spain	13,625,835	13,592,940	$32,895	—
Sweden	11,838,547	11,838,547	—	—
Switzerland	42,528,927	42,528,927	—	—
United Arab Emirates	180,816	180,816	—	—
United Kingdom	75,612,420	75,612,420	—	—
United States	165,291	165,291	—	—
Preferred securities	3,249,036	3,249,036	—	—
Rights	4,881	4,881	—	—
Securities lending collateral	4,170,841	4,170,841	—	—
Short-term investments	582,785	582,785	—	—
Total investments in securities	$476,643,969	$476,611,074	$32,895	—

MULTIFACTOR EMERGING MARKETS ETF

	Total value at 1-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$446,987,450	$446,987,450	—	—
Preferred securities
Brazil	11,304,513	11,304,513	—	—
Chile	377,848	377,848	—	—
South Korea	8,436	—	—	$8,436
Securities lending collateral	1,530,026	1,530,026	—	—
Total investments in securities	$460,208,273	$460,199,837	—	$8,436

Derivative instruments. The funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended January 31, 2019, the funds used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased.

Investments in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds' purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

       56

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Multifactor Consumer Discretionary ETF
John Hancock Collateral Trust	269,086	1,886,332	(2,077,086)	78,332	—	—	$7	$82	$783,844
Multifactor Consumer Staples ETF
John Hancock Collateral Trust	101,456	854,645	(932,998)	23,103	—	—	$221	$4	$231,181
Multifactor Developed International ETF
John Hancock Collateral Trust	339,360	3,303,586	(3,226,141)	416,805	—	—	$1,665	$233	$4,170,841
Multifactor Emerging Markets ETF
John Hancock Collateral Trust	—	237,337	(84,437)	152,900	—	—	$139	$539	$1,530,026
Multifactor Energy ETF
John Hancock Collateral Trust	175,357	1,020,482	(1,160,618)	35,221	—	—	$11	$64	$352,449
Multifactor Financials ETF
John Hancock Collateral Trust	54,760	422,111	(467,473)	9,398	—	—	$71	—	$94,041
Multifactor Healthcare ETF
John Hancock Collateral Trust	—	45,540	(4,892)	40,648	—	—	—	$14	$406,754
Multifactor Industrials ETF
John Hancock Collateral Trust	—	364,791	(351,032)	13,759	—	—	($26)	$54	$137,684
Multifactor Large Cap ETF
John Hancock Collateral Trust	954,493	5,351,658	(5,908,768)	397,383	—	—	$428	$736	$3,976,488
Multifactor Mid Cap ETF
John Hancock Collateral Trust	2,032,749	10,148,283	(11,082,324)	1,098,708	—	—	$1,718	$2,692	$10,994,443
Multifactor Small Cap ETF
John Hancock Collateral Trust	277,011	6,955,709	(5,655,951)	1,576,769	—	—	$17	$5,122	$15,778,253
Multifactor Technology ETF
John Hancock Collateral Trust	208,331	1,396,460	(1,507,732)	97,059	—	—	$307	$59	$971,240

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

       57

More information

How to contact us
Internet	www.jhinvestments.com/etf
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	ETFQ3	01/19
This report is for the information of the shareholders of John Hancock Multifactor ETFs.		3/19

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Exchange-Traded Fund Trust

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 20, 2019

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 20, 2019